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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant’s telephone number, including area code:   608-274-0300

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2018

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Certified Financial Statement

Semi-annual Report
June 30, 2018

ULTRA SERIES FUND

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Core Bond Fund

High Income Fund

Diversified Income Fund

Large Cap Value Fund

Large Cap Growth Fund

Mid Cap Fund

International Stock Fund

Ultra Series Fund | June 30, 2018

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CMFG Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677.

Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-670-3600. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Ultra Series Fund | June 30, 2018

Economic Overview and Market Outlook

Volatility continued in the second quarter with both stocks and bonds experiencing large swings as investors reacted to shifting interest rates, robust corporate earnings, trade tensions and continued tightening of U.S. monetary policy. Despite the rough ride, U.S. stocks posted gains with the S&P 500® Index advancing 3.43%, and the Russell Midcap® Index gaining 2.82%. Bond returns were flat to negative as interest rates increased, resulting in the Bloomberg Barclays Intermediate Gov./Credit Index advancing 0.01% and the Bloomberg Barclays Aggregate Index declining (0.16)% during the quarter. Although U.S. equity markets were positive, continued concerns over trade policy led to losses in overseas stocks as the MSCI EAFE® Index (net) declined (1.24)% (+3.47% excluding currency effect).

Much of this year’s stock market gain has been fueled by technology companies. In fact, the trend has been so powerful that Amazon (up 45.4% YTD) alone has accounted for nearly one-third of the S&P 500®’s return. The top 10 contributors to the S&P 500® return so far in 2018 are all technology related companies. Without those companies, the Index return would be negative for the year. Somewhat reminiscent of the 2000’s tech bubble, this dominance has resulted in a skew of the S&P 500® Index away from defensive companies leaving investors in index-tracking funds overexposed to richly valued stocks that may be vulnerable to a market pull-back.

During the quarter, trade tensions were a key source of volatility. It remains unclear whether the most extreme threats of tariffs are merely the administration’s opening salvo or legitimately likely to occur. Most recently, the administration announced potential tariffs on an additional $200 billion of imports from China, on top of the $50 billion that had already been announced. Restrictions over Chinese investments in U.S. technology and a 20% tariff on European autos were also threatened. Without doubt, these actions have impacted markets as China’s Shanghai Composite Index declined over 20%, putting it into “bear” territory. The direct impact of these tariffs may be apparent. Less clear are the second-order effects, such as, the impact on business confidence, supply-chain disruptions, a stronger dollar and retaliatory actions. As we have pointed out in the past, while there are winners and losers in global trade, aggregate trade is beneficial to global economic growth. Any significant disruption of trade will likely result in a downshift of global growth expectations.

Meanwhile, the Federal Reserve (Fed) voted to raise its short-term interest rate by 0.25% (to a range of 1.75% to 2.00%) and continued to shrink its balance sheet. Since last September, the Fed’s holdings have declined by $128 billion (to $4.1 trillion). Starting in July, the pace of unwinding is scheduled to increase to a rate of $120 billion per quarter (up from $90 billion in the current quarter). At the same time the U.S. government is increasing its sale of Treasuries to cover the larger budget deficit from recent tax cuts. Projections indicate net issuance of $1.17 trillion this year and a similar amount in 2019. All things being equal, the additional supply of debt securities should continue to pressure interest rates higher.

As we pointed out last quarter, this year’s increase in volatility is just a return to a more typical pattern of ups and downs that the market traditionally exhibits. What makes it notable is the historic lack of volatility in 2017 that lulled investors into thinking there wasn’t much “risk” in “risky” assets. The S&P 500® first quarter earnings were excellent, with growth greater than 25% on a year-over-year basis, the best rate since 2010. While tax reform influenced these results, the biggest driver was accelerating economic growth. Data from the Manufacturing Sector indicated robust growth (ISM Index averaged near 60 on a year-to-date basis) and a 20% jump in oil prices helped drive strong results in the Energy Sector (the best performing sector in the S&P 500® for 2Q).

As we begin the second-half of 2018, continued volatility should be expected as the market weighs accelerating U.S. economic growth, robust earnings and strong employment figures against tighter monetary policy, higher interest rates and escalating trade tensions. The near record length economic expansion will come to an end at some point and markets will likely sell off in advance. Accurately predicting that point is nearly impossible, making market timing a futile endeavor. With this in mind, we continue to believe investors are best served by choosing risk assets based upon investment time horizon and risk tolerance. This approach, along with investing in stocks of lower-risk, higher-quality companies and shorter-duration, higher-quality bonds, should allow investors to participate in the market while providing some shelter as we experience more typical market volatility.

Ultra Series Fund | June 30, 2018

Review of Period (unaudited)

ALLOCATION FUNDS SUMMARY

The Ultra Series Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (the “Funds”) invest primarily in shares of registered investment companies (the “Underlying Funds”). The Funds will be diversified among a number of asset classes and their allocation among Underlying Funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the Funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the Funds under different economic and market conditions.

•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the Funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Bond Funds	62.5%
Collateral for Securities on Loan	1.9%
Foreign Stock Funds	8.8%
Money Market Funds	3.8%
Stock Funds	24.8%
Net Other Assets and Liabilities	(1.8)%

PERFORMANCE DISCUSSION

The Ultra Series Conservative Allocation Fund (Class I) returned (0.70)% during the period, slightly underperforming the Conservative Allocation Fund Custom Index return of (0.60)% and the Morningstar Conservative Allocation Category peer group, which returned (0.65)%.

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Bond Funds	37.6%
Collateral for Securities on Loan	2.6%
Foreign Stock Funds	15.8%
Money Market Funds	4.5%
Stock Funds	41.9%
Net Other Assets and Liabilities	(2.4)%

PERFORMANCE DISCUSSION

The Ultra Series Moderate Allocation Fund (Class I) returned (0.43)% during the period, underperforming the Moderate

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2018

Allocation Fund Custom Index return of 0.08% and the Morningstar Moderate Allocation Category peer group, which returned 0.17%.

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including ETFs, with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Bond Funds	18.5%
Collateral for Securities on Loan	12.9%
Foreign Stock Funds	22.9%
Money Market Funds	4.7%
Stock Funds	53.8%
Net Other Assets and Liabilities	(12.8)%

PERFORMANCE DISCUSSION

The Ultra Series Aggressive Allocation Fund (Class I) returned (0.08)% during the period, underperforming the Aggressive Allocation Fund Custom Index return of 0.61% and the Morningstar Aggressive Allocation Category peer group, which returned 0.69%.

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DESCRIPTION

The Ultra Series Core Bond Fund (Class I) returned (1.83)% during the period, underperforming its benchmark, the Barclays U.S. Aggregate Bond Index return of (1.62)%. The Fund also underperformed its peer group, the Morningstar Intermediate-Term Bond, which returned (1.65)% for the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Asset Backed Securities	4.1%
Collateral for Securities on Loan	0.2%
Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	2.0%
Corporate Notes and Bonds	34.5%
Long Term Municipal Bonds	4.6%
Money Market Funds	0.9%
Mortgage Backed Securities	26.8%
U.S. Government and Agency Obligations	23.6%
Net Other Assets and Liabilities	1.1%

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Ultra Series High Income Fund (Class I) returned (1.10)% during the period, underperforming its benchmark, the ICE Bank of America Merrill Lynch U.S. High Yield Master Index return of 0.08%. The Fund also underperformed its peer group, the Morningstar High Yield Bond Category, which returned (0.46)% for the period.

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2018

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Collateral for Securities on Loan	9.8%
Consumer Discretionary	18.9%
Consumer Staples	8.2%
Energy	11.5%
Financials	9.1%
Health Care	7.6%
Industrials	18.8%
Information Technology	2.0%
Materials	4.8%
Money Market Funds	6.3%
Real Estate	2.6%
Telecommunication Services	3.8%
Utilities	5.2%
Net Other Assets and Liabilities	(8.6)%

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, high yield and mortgage- or asset-backed) may constitute up to 80% of the Fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the Fund’s assets, real estate securities may constitute up to 25% of the Fund’s assets, foreign (including American Depositary Receipts (“ADRs”) and emerging market) stocks and bonds may constitute up to 25% of the Fund’s assets, and money market instruments may constitute up to 25% of the Fund’s assets. Although the Fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets. The balance between the two strategies of the Fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

PERFORMANCE DISCUSSIONS

The Ultra Series Diversified Income Fund (Class I) returned (1.49)% during the period, underperforming its custom blended benchmark (50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index) return of 0.58%. The Fund also underperformed its Morningstar peer group, the Moderate Allocation Category, which returned 0.17% for the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Asset Backed Securities	1.3%
Collateral for Securities on Loan	0.1%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	0.5%
Common Stocks	63.7%
Corporate Notes and Bonds	12.2%
Long Term Municipal Bonds	2.6%
Money Market Funds	2.1%
Mortgage Backed Securities	8.5%
U.S. Government and Agency Obligations	7.4%
Net Other Assets and Liabilities	0.4%

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The Fund will diversify its holdings among various industries and among companies within those industries.

PERFORMANCE DISCUSSIONS

The Ultra Series Large Cap Value Fund (Class I) returned 0.99% during the period, which outperformed its benchmark, the Russell 1000® Value Index return of (1.69)%. The Fund also outperformed its Morningstar peer group, the Morningstar Large Value Category, which returned (1.25)% for the period.

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2018

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Collateral for Securities on Loan	0.5%
Consumer Staples	3.7%
Energy	16.1%
Financials	16.9%
Health Care	9.9%
Industrials	8.4%
Information Technology	7.1%
Materials	14.6%
Money Market Funds	2.5%
Real Estate	4.3%
Telecommunication Services	4.1%
Utilities	11.0%
Net Other Assets and Liabilities	0.9%

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. To a lesser extent, the Fund may invest in the stocks of less established companies that may offer more rapid growth potential. The Fund invests in well-managed companies with competitive advantages that have demonstrated patterns of consistent growth. The Fund invests when a stock trades at a good price in relation to underlying value. The Fund is actively managed which will lead to more portfolio turnover than a passively-managed Fund.

PERFORMANCE DISCUSSION

The Ultra Series Large Cap Growth Fund (Class I) returned 0.79% during the period, underperforming its benchmark, the Russell 1000® Growth Category return of 7.25%. The Fund also underperformed its peer group, the Morningstar Large Growth Category, which returned 8.70% for the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Consumer Discretionary	18.5%
Consumer Staples	4.1%
Financials	13.9%
Health Care	14.6%
Industrials	6.5%
Information Technology	24.9%
Materials	9.1%
Money Market Funds	5.4%
Real Estate	3.6%
Net Other Assets and Liabilities	(0.6)%

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.

PERFORMANCE DISCUSSION

The Ultra Series Mid Cap Fund (Class I) returned 3.40% during the period, outperforming its benchmark, the Russell Midcap® Index return of 2.35%. The Fund underperformed its peer group, the Morningstar Mid-Cap Growth category, which returned 7.04% for the period.

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2018

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Consumer Discretionary	23.5%
Consumer Staples	0.9%
Energy	1.1%
Financials	22.2%
Health Care	13.2%
Industrials	14.3%
Information Technology	6.7%
Materials	8.7%
Money Market Funds	6.8%
Real Estate	2.7%
Net Other Assets and Liabilities	(0.1)%

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION

The Ultra Series International Stock Fund (Class I) returned (2.66)% during the period, outperforming its benchmark, the MSCI EAFE (net) Index return of (2.75)%. The Fund also outperformed its peer group, the Morningstar Foreign Large Blend Category, which returned (3.23)% for the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Collateral for Securities on Loan	1.3%
Consumer Discretionary	15.9%
Consumer Staples	9.3%
Energy	7.6%
Financials	17.6%
Health Care	8.7%
Industrials	15.9%
Information Technology	7.7%
Materials	4.9%
Money Market Funds	4.0%
Real Estate	2.4%
Telecommunication Services	4.7%
Utilities	1.4%
Net Other Assets and Liabilities	(1.4)%

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

United Kingdom	17.4%
Japan	17.1%
France	11.0%
Switzerland	6.9%
Netherlands	6.5%
Ireland	5.6%
United States	5.3%
Germany	5.0%
Canada	4.8%
Sweden	3.6%
Australia	2.8%
Norway	2.8%
Singapore	2.1%
Belgium	1.6%
Finland	1.4%
Spain	1.4%
Denmark	1.3%
Turkey	1.1%
Brazil	1.0%
Taiwan	1.0%
India	0.9%
Luxembourg	0.8%
Israel	0.0%
Net Other Assets and Liabilities	(1.4)%

Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2018

BENCHMARK DESCRIPTIONS

ALLOCATION FUND CUSTOM INDEXES*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Bloomberg Barclays US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 20% Bloomberg Barclays US Aggregate Bond Index, 56% Russell 3000® Index and 24% MSCI ACWI ex-USA Index (net). See market index descriptions below.

HYBRID FUND CUSTOM INDEXES*

The Custom Blended Index consists of 50% S&P 500® Index and 50% of Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index. See market indexes’ descriptions below.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

MARKET INDEXES

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg Barclays Intermediate Government Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. corporate index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities, asset backed securities and commercial mortgage-backed securities.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

Ultra Series Fund | Review of Period (unaudited) - concluded | June 30, 2018

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

© Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Past performance is no guarantee of future results.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Ultra Series Fund | June 30, 2018

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%

Bond Funds - 62.5%
Baird Aggregate Bond Fund Institutional Shares	478,443	$5,042,785
iShares 20+ Year Treasury Bond ETF (A)	23,909	2,910,203
iShares 7-10 Year Treasury Bond ETF	27,863	2,856,236
iShares TIPS Bond Fund ETF	122,359	13,810,660
Madison Core Bond Fund Class Y (B)	3,370,781	32,561,747
Madison Corporate Bond Fund Class Y (B)	814,974	8,981,009
Vanguard Short-Term Corporate Bond ETF	89,279	6,972,690
Vanguard Short-Term Treasury ETF	94,701	5,674,484
Virtus Seix Floating Rate High Income Fund, Class R6	862,511	7,477,973

		86,287,787

Foreign Stock Funds - 8.8%
iShares MSCI Eurozone ETF	49,016	2,010,146
iShares MSCI Japan ETF	5,821	337,094
Vanguard FTSE All World ex-U.S. Small-Cap ETF (A)	20,322	2,345,362
Vanguard FTSE All-World ex-U.S. ETF	51,342	2,661,569
Vanguard FTSE Emerging Markets ETF	7,757	327,345
Vanguard FTSE Europe ETF	18,315	1,028,021
WisdomTree Japan Hedged Equity Fund	12,426	670,756
Xtrackers MSCI EAFE Hedged Equity ETF	85,027	2,669,848

		12,050,141

Money Market Funds - 3.8%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Premier Class	5,242,931	5,242,931

Stock Funds - 24.8%
Energy Select Sector SPDR Fund (A)	18,027	1,368,970
Invesco Optimum Yield Diversified Commodity Strategy	137,421	2,536,792
iShares Core S&P Mid-Cap ETF	22,778	4,436,699
Madison Dividend Income Fund Class Y (B)	362,566	9,470,231
Madison Investors Fund Class Y (B)	438,243	10,110,265
Madison Mid Cap Fund Class Y (B)	99,797	1,016,930
Vanguard Growth ETF	35,506	5,319,155

		34,259,042

Total Investment Companies
(Cost $133,224,390)		137,839,901
COLLATERAL FOR SECURITIES ON LOAN (C) - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	2,734,968	2,734,968

Total Collateral for Securities on Loan
(Cost $2,734,968)		2,734,968

TOTAL INVESTMENTS - 101.8% (Cost $135,959,358**)		140,574,869
NET OTHER ASSETS AND LIABILITIES - (1.8%)		(2,529,482)

TOTAL NET ASSETS - 100.0%		$138,045,387

**	Aggregate cost for Federal tax purposes was $136,118,872.
(A)	A portion of securities on loan with an aggregate value of $4,010,245; cash collateral (included in liabilities) of $2,734,968 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $1,360,282 (see Note 8).
(B)	Affiliated Company (see Note 11).
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.8%

Bond Funds - 37.6%
Baird Aggregate Bond Fund Institutional Shares	327,496	$3,451,809
iShares 20+ Year Treasury Bond ETF (A)	39,030	4,750,732
iShares TIPS Bond Fund ETF	141,169	15,933,745
Madison Core Bond Fund Class Y (B)	3,960,330	38,256,791
Madison Corporate Bond Fund Class Y (B)	437,539	4,821,677
Vanguard Short-Term Treasury ETF	159,751	9,572,280
Virtus Seix Floating Rate High Income Fund, Class R6	835,576	7,244,445

		84,031,479

Foreign Stock Funds - 15.8%
iShares MSCI Eurozone ETF	160,199	6,569,761
iShares MSCI Japan ETF	28,456	1,647,887
Vanguard FTSE All World ex-U.S. Small-Cap ETF	56,737	6,548,017
Vanguard FTSE All-World ex-U.S. ETF	125,552	6,508,615
Vanguard FTSE Emerging Markets ETF	37,954	1,601,659
Vanguard FTSE Europe ETF	59,644	3,347,818
WisdomTree Japan Hedged Equity Fund	40,407	2,181,170
Xtrackers MSCI EAFE Hedged Equity ETF	225,548	7,082,207

		35,487,134

Money Market Funds - 4.5%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Premier Class	9,972,890	9,972,890

Stock Funds - 41.9%
Energy Select Sector SPDR Fund (A)	51,656	3,922,756
Invesco Optimum Yield Diversified Commodity Strategy	372,280	6,872,289
iShares Core S&P Mid-Cap ETF	42,942	8,364,243
Madison Dividend Income Fund Class Y (B)	927,525	24,226,955
Madison Investors Fund Class Y (B)	1,086,343	25,061,922
Madison Large Cap Value Fund Class Y (B)	496,307	7,320,526
Madison Mid Cap Fund Class Y (B)	320,747	3,268,410
Vanguard Growth ETF	89,465	13,402,752
Vanguard Information Technology ETF (A)	7,352	1,333,653

		93,773,506

Total Investment Companies
(Cost $204,474,523)		223,265,009
COLLATERAL FOR SECURITIES ON LOAN (C) - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	5,654,383	5,654,383

Total Collateral for Securities on Loan
(Cost $5,654,383)		5,654,383

TOTAL INVESTMENTS - 102.4% (Cost $210,128,906**)		228,919,392
NET OTHER ASSETS AND LIABILITIES - (2.4%)		(5,298,303)

TOTAL NET ASSETS - 100.0%		$223,621,089

**	Aggregate cost for Federal tax purposes was $210,479,127.
(A)	A portion of securities on loan with an aggregate value of $9,365,544; cash collateral (included in liabilities) of $5,654,383 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $3,897,894 (see Note 8).
(B)	Affiliated Company (see Note 11).
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%

Bond Funds - 18.5%
iShares 20+ Year Treasury Bond ETF (A)	10,481	$1,275,747
iShares 7-10 Year Treasury Bond ETF	22,280	2,283,923
Madison Core Bond Fund Class Y (B)	738,011	7,129,187
Vanguard Short-Term Corporate Bond ETF	18,248	1,425,169
Vanguard Short-Term Treasury ETF	37,535	2,249,097

		14,363,123

Foreign Stock Funds - 22.9%
iShares MSCI Eurozone ETF	76,814	3,150,142
iShares MSCI Japan ETF	13,528	783,406
Vanguard FTSE All World ex-U.S. Small-Cap ETF (A)	30,099	3,473,726
Vanguard FTSE All-World ex-U.S. ETF	54,785	2,840,054
Vanguard FTSE Emerging Markets ETF	26,628	1,123,702
Vanguard FTSE Europe ETF	28,323	1,589,770
WisdomTree Japan Hedged Equity Fund	21,069	1,137,305
Xtrackers MSCI EAFE Hedged Equity ETF (A)	117,282	3,682,655

		17,780,760

Money Market Funds - 4.7%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Premier Class	3,648,721	3,648,721

Stock Funds - 53.8%
Energy Select Sector SPDR Fund (A)	23,195	1,761,428
Invesco Optimum Yield Diversified Commodity Strategy (A)	156,735	2,893,328
iShares Core S&P Mid-Cap ETF	22,936	4,467,474
Madison Dividend Income Fund Class Y (B)	362,844	9,477,480
Madison Investors Fund Class Y (B)	415,900	9,594,805
Madison Large Cap Value Fund Class Y (B)	274,146	4,043,656
Madison Mid Cap Fund Class Y (B)	265,783	2,708,326
Vanguard Growth ETF	39,810	5,963,936
Vanguard Information Technology ETF (A)	5,203	943,824

		41,854,257

Total Investment Companies
(Cost $68,184,663)		77,646,861
COLLATERAL FOR SECURITIES ON LOAN (C) - 12.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	10,029,855	10,029,855

Total Collateral for Securities on Loan
(Cost $10,029,855)		10,029,855

TOTAL INVESTMENTS - 112.8% (Cost $78,214,518**)		87,676,716
NET OTHER ASSETS AND LIABILITIES - (12.8%)		(9,927,002)

TOTAL NET ASSETS - 100.0%		$77,749,714

**	Aggregate cost for Federal tax purposes was $78,362,112.
(A)	A portion of securities on loan with an aggregate value of $11,555,784; cash collateral (included in liabilities) of $10,029,855 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $1,750,287 (see Note 8).
(B)	Affiliated Company (see Note 11).
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - 4.1%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$500,000	$493,357
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (3M USD LIBOR + 0.875%) (A) (B), 2.35%, 5/15/23	275,000	275,000
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	269,068	268,666
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	550,000	545,980
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (B), 2.373%, 1/18/22	500,000	501,142
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	400,000	394,726
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (A), 2.09%, 2/22/21	196,297	195,716
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	472,522	468,996
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	500,000	495,141
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A1, 1.77%, 8/15/20	500,000	499,553
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	91,508	91,575
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	981,717
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	800,000	790,887

Total Asset Backed Securities
(Cost $6,015,784)		6,002,456

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,139,279	241,025
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	375,000	378,751
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	516,142
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	477,247	517,624
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	282,535	279,141
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	670,004	664,920
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,676,882	217,334
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,992,038	405,458

Total Collateralized Mortgage Obligations (Cost $3,245,276)		3,220,395

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.184%, 1/25/23	10,418,281	394,660
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (C), 0.761%, 1/25/22	23,764,441	457,330
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	300,000	295,146
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	500,000	488,695
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.882%, 2/25/45	1,000,000	1,003,499
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	322,201	322,266

Total Commercial Mortgage-Backed Securities (Cost $3,071,249)		2,961,596

CORPORATE NOTES AND BONDS - 34.5%
Consumer Discretionary - 7.0%
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,024,601
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	525,000	512,531
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	404,915
D.R. Horton Inc., 2.55%, 12/1/20	400,000	392,035
Discovery Communications LLC, 5%, 9/20/37	500,000	481,426
DISH DBS Corp., 6.75%, 6/1/21	150,000	150,188
ERAC USA Finance LLC (A), 6.7%, 6/1/34	500,000	600,400
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,000,240
GameStop Corp. (A) (D), 6.75%, 3/15/21	200,000	202,500
General Motors Financial Co. Inc., 3.2%, 7/6/21	750,000	740,242
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	255,846
Harman International Industries Inc., 4.15%, 5/15/25	400,000	398,720
Lennar Corp., 4.75%, 4/1/21	500,000	507,125
Lowe’s Cos. Inc., 2.5%, 4/15/26	500,000	457,377
Marriott International Inc., 3.125%, 6/15/26	400,000	371,788
McDonald’s Corp., MTN, 4.875%, 12/9/45	400,000	419,952
Omnicom Group Inc / Omnicom Capital Inc., 3.6%, 4/15/26	750,000	717,672
Sirius XM Radio Inc. (A), 6%, 7/15/24	350,000	356,563
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	499,937
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	850,000	792,246

		10,286,304

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Consumer Staples - 1.6%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	$1,000,000	$1,028,378
B&G Foods Inc., 4.625%, 6/1/21	100,000	98,500
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	850,000	775,816
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	383,571
Tyson Foods Inc., 3.55%, 6/2/27	150,000	141,910

		2,428,175

Energy - 3.5%
Antero Resources Corp., 5.625%, 6/1/23	300,000	303,750
Concho Resources Inc., 4.3%, 8/15/28	200,000	200,465
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	462,451
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	742,683
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	400,000	413,005
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	300,000	242,250
Kinder Morgan Inc., 5.55%, 6/1/45	800,000	805,307
Marathon Oil Corp., 2.7%, 6/1/20	750,000	738,653
Unit Corp., 6.625%, 5/15/21	450,000	448,875
Valero Energy Partners L.P., 4.5%, 3/15/28	850,000	835,680

		5,193,119

Financials - 10.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 3.75%, 5/15/19	400,000	402,385
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,000,000	1,017,347
Air Lease Corp., 3.875%, 4/1/21	500,000	503,667
Air Lease Corp., 3.75%, 2/1/22	700,000	700,817
American Express Co., 2.5%, 8/1/22	500,000	479,475
American International Group Inc., 4.75%, 4/1/48	200,000	192,774
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	383,139
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	400,000	386,771
Bank of Montreal, MTN (E), 1.9%, 8/27/21	1,000,000	956,381
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	500,000	469,316
Boston Properties L.P., 2.75%, 10/1/26	1,000,000	901,597
Capital One Financial Corp., 2.5%, 5/12/20	400,000	394,327
Capital One Financial Corp., 3.3%, 10/30/24	400,000	379,929
Cboe Global Markets Inc., 3.65%, 1/12/27	500,000	482,481
Citigroup Inc.(3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	450,000	441,518
Discover Bank, 3.45%, 7/27/26	400,000	371,153
Goldman Sachs Bank USA, 3.2%, 6/5/20	200,000	200,582
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	700,000	664,666
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	471,107
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	986,175
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	191,747
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	860,678
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	750,000	757,580
Morgan Stanley, 4.3%, 1/27/45	1,000,000	946,164
Nasdaq Inc., 3.85%, 6/30/26	100,000	96,844
Old Republic International Corp., 3.875%, 8/26/26	500,000	480,956
Regions Financial Corp., 3.2%, 2/8/21	750,000	746,116
Regions Financial Corp., 2.75%, 8/14/22	400,000	385,736
Synchrony Financial, 3.75%, 8/15/21	100,000	99,896
Synchrony Financial, 3.7%, 8/4/26	400,000	367,464
TD Ameritrade Holding Corp., 3.3%, 4/1/27	400,000	381,679

		16,100,467

Health Care - 2.9%
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	483,617
CVS Health Corp., 4.3%, 3/25/28	250,000	246,602
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,013,280
Forest Laboratories LLC (A), 5%, 12/15/21	250,000	258,662
HCA Inc., 3.75%, 3/15/19	500,000	501,875
Humana Inc., 2.5%, 12/15/20	400,000	392,606
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	300,000	285,091
Shire Acquisitions Investments Ireland DAC (E), 1.9%, 9/23/19	750,000	738,215
Zoetis Inc., 3%, 9/12/27	475,000	439,359

		4,359,307

Industrials - 1.4%
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	193,043
CRH America Inc. (A), 3.875%, 5/18/25	300,000	295,893
Masco Corp., 4.375%, 4/1/26	650,000	647,655
TransDigm Inc., 6%, 7/15/22	250,000	251,325
Union Pacific Corp., 3.5%, 6/8/23	300,000	300,206
United Rentals North America Inc., 4.625%, 7/15/23	400,000	399,000

		2,087,122

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Information Technology - 3.2%
Analog Devices Inc., 5.3%, 12/15/45	$600,000	$639,117
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,014,370
Citrix Systems Inc., 4.5%, 12/1/27	105,000	101,755
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	250,000	301,080
Fidelity National Information Services Inc., 3%, 8/15/26	475,000	435,139
Fidelity National Information Services Inc., Series 30Y, 4.75%, 5/15/48	300,000	289,811
Fiserv Inc., 2.7%, 6/1/20	300,000	297,139
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	300,000	296,362
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	400,000	399,939
Oracle Corp., 4%, 7/15/46	750,000	707,686
Salesforce.com Inc., 3.7%, 4/11/28	250,000	248,212

		4,730,610

Materials - 0.5%
WestRock Co. (A), 3.75%, 3/15/25	750,000	735,281

Real Estate - 2.1%
Boston Properties L.P., 3.65%, 2/1/26	450,000	434,025
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	483,028
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	230,313
Store Capital Corp., 4.5%, 3/15/28	550,000	538,061
Welltower Inc., 4.5%, 1/15/24	1,000,000	1,016,848
WP Carey Inc., 4.25%, 10/1/26	400,000	390,688

		3,092,963

Telecommunication Services - 1.0%
Verizon Communications Inc. (A), 4.329%, 9/21/28	647,000	641,242
Verizon Communications Inc., 4.4%, 11/1/34	300,000	279,790
Vodafone Group PLC (E), 3.75%, 1/16/24	250,000	247,864
Vodafone Group PLC (E), 5%, 5/30/38	250,000	246,522

		1,415,418

Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46	650,000	572,526

Total Corporate Notes and Bonds
(Cost $52,056,902)		51,001,292

LONG TERM MUNICIPAL BONDS - 4.6%
General - 4.6%
County of Pasco FL Water & Sewer Revenue, Series B	1,000,000	1,046,200
East Baton Rouge Sewerage Commission Revenue, Series B	1,000,000	1,046,010
Los Angeles Department of Water & Power Revenue	1,000,000	1,062,210
Metropolitan Transportation Authority Revenue	1,000,000	1,238,850
New York City Transitional Finance Authority Future Tax Secured Revenue	500,000	516,290
Palomar Community College District, General Obligation	1,000,000	1,091,890
Washington County School District #1 West Union, General Obligation	800,000	847,640

		6,849,090

Total Long Term Municipal Bonds
(Cost $6,902,610)		6,849,090

MORTGAGE BACKED SECURITIES - 26.8%
Fannie Mae - 16.7%
1.125%, 10/19/18 Pool # IE MAE	500,000	498,589
3%, 9/1/30 Pool # 890696	1,234,686	1,231,836
3%, 12/1/30 Pool # AL8924	511,735	511,655
7%, 11/1/31 Pool # 607515	23,373	25,704
3.5%, 12/1/31 Pool # MA0919	132,757	134,738
6.5%, 3/1/32 Pool # 631377	31,401	34,613
7%, 5/1/32 Pool # 644591	6,574	6,723
6.5%, 6/1/32 Pool # 545691	286,218	317,547
3.5%, 8/1/32 Pool # MA3098	221,717	224,601
5.5%, 11/1/33 Pool # 555880	352,049	382,729
7%, 7/1/34 Pool # 792636	36,833	37,771
4%, 2/1/35 Pool # MA2177	1,377,077	1,424,859
5%, 8/1/35 Pool # 829670	430,171	460,462
5%, 9/1/35 Pool # 820347	550,630	594,911
5%, 9/1/35 Pool # 835699	411,349	441,537
3.5%, 12/1/35 Pool # MA2473	990,968	1,002,762
5%, 12/1/35 Pool # 850561	153,290	164,175
5.5%, 10/1/36 Pool # 901723	421,764	455,944
6.5%, 10/1/36 Pool # 894118	325,545	358,851
6%, 11/1/36 Pool # 902510	359,731	403,387
6%, 10/1/37 Pool # 947563	451,180	504,258
6.5%, 8/1/38 Pool # 987711	804,972	902,540
4%, 1/1/41 Pool # AB2080	1,417,537	1,455,918
4.5%, 7/1/41 Pool # AB3274	559,347	588,495
5.5%, 7/1/41 Pool # AL6588	1,120,973	1,218,190
4%, 9/1/41 Pool # AJ1406	979,246	1,006,340
3.5%, 6/1/42 Pool # AO4136	1,526,051	1,531,450
4%, 6/1/42 Pool # MA1087	380,519	390,802
3.5%, 8/1/42 Pool # AP2133	694,369	696,703
3.5%, 9/1/42 Pool # AB6228	1,222,599	1,226,046
4%, 10/1/42 Pool # AP7363	894,842	918,710

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES - continued

Fannie Mae - continued
3.5%, 3/1/43 Pool # AT0310	$744,770	$747,143
4%, 1/1/45 Pool # AS4257	238,696	244,517
4.5%, 2/1/45 Pool # MA2193	911,417	952,314
3.5%, 8/1/45 Pool # AS5645	715,109	713,887
3.5%, 11/1/45 Pool # BA4907	577,485	576,498
3.5%, 12/1/45 Pool # AS6309	338,405	337,827
4.5%, 10/1/46 Pool # MA2783	118,358	123,331
4%, 12/1/46 Pool # BD2379	433,006	442,120
3%, 1/1/47 Pool # BE0108	463,184	450,316
4%, 7/1/48 Pool # MA3415	1,000,000	1,020,901

		24,761,700

Freddie Mac - 10.0%
4.5%, 2/1/25 Pool # J11722	174,929	180,830
4.5%, 5/1/25 Pool # J12247	321,539	332,378
0.437%, 9/25/26 Series K059, Class X1, IO, VRN (B) (C),	24,115,505	540,597
8%, 6/1/30 Pool # C01005	12,601	14,467
7%, 3/1/31 Pool # C48129	51,136	51,920
5.5%, 11/1/34 Pool # A28282	719,608	787,563
5.5%, 1/1/37 Pool # G04593	207,858	225,549
5%, 10/1/39 Pool # G60465	1,662,929	1,774,896
4%, 10/1/41 Pool # Q04092	665,562	684,266
3%, 9/1/42 Pool # C04233	2,108,853	2,060,279
3%, 4/1/43 Pool # V80025	1,879,394	1,835,009
3%, 4/1/43 Pool # V80026	1,877,542	1,832,981
3.5%, 8/1/44 Pool # Q27927	623,632	624,889
3%, 7/1/45 Pool # G08653	944,662	917,661
3.5%, 8/1/45 Pool # Q35614	1,097,182	1,097,091
3%, 10/1/46 Pool # G60722	1,023,476	993,546
4%, 3/1/47 Pool # Q46801	869,858	890,573

		14,844,495

Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	50,245	56,580
6.5%, 4/20/31 Pool # 3068	35,398	40,164

		96,744

Total Mortgage Backed Securities
(Cost $40,302,056)		39,702,939

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.6%

Federal Farm Credit Bank - 0.3%
3.470%, 5/7/24	500,000	500,067

U.S. Treasury Bonds - 8.8%
6.625%, 2/15/27	5,000,000	6,449,805
4.500%, 5/15/38	2,000,000	2,479,141
3.000%, 5/15/45	750,000	752,900
2.500%, 5/15/46	1,000,000	908,672
2.250%, 8/15/46	2,000,000	1,722,500
3.000%, 5/15/47	750,000	752,197

		13,065,215

U.S. Treasury Notes - 14.5%
2.625%, 11/15/20	4,725,000	4,729,614
2.000%, 11/15/21	5,000,000	4,895,117
2.500%, 8/15/23	2,500,000	2,470,605
2.750%, 11/15/23	4,000,000	3,998,438
2.125%, 3/31/24	3,000,000	2,895,820
2.250%, 11/15/25	2,500,000	2,404,395

		21,393,989

Total U.S. Government and Agency
Obligations (Cost $34,101,710)		34,959,271

	Shares

SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Premier Class	1,404,440	1,404,440

Total Short-Term Investments
(Cost $1,404,440)		1,404,440
COLLATERAL FOR SECURITIES ON LOAN (F) - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	204,330	204,330

Total Collateral for Securities on Loan
(Cost $204,330)		204,330

TOTAL INVESTMENTS - 98.9% (Cost $147,304,357**)		146,305,809
NET OTHER ASSETS AND LIABILITIES - 1.1%		1,676,364

TOTAL NET ASSETS - 100.0%		$147,982,173

**	Aggregate cost for Federal tax purposes was $147,304,357.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2018.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	A portion of securities on loan with an aggregate value of $202,272; cash collateral (included in liabilities) of $204,330 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.0% of total net assets.
(F)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 92.5%

Consumer Discretionary - 18.9%
Cablevision Systems Corp. (A), 5.875%, 9/15/22	$250,000	$248,125
CCO Holdings LLC / CCO Holdings Capital Corp. (B), 5.125%, 5/1/23	350,000	345,520
CCO Holdings LLC / CCO Holdings Capital Corp. (B), 5.875%, 4/1/24	200,000	200,500
Deck Chassis Acquisition Inc. (B), 10%, 6/15/23	100,000	106,000
Diamond Resorts International Inc. (A) (B), 7.75%, 9/1/23	250,000	261,560
DISH DBS Corp., 6.75%, 6/1/21	300,000	300,375
GameStop Corp. (A) (B), 6.75%, 3/15/21	335,000	339,187
IRB Holding Corp. (B), 6.75%, 2/15/26	250,000	238,750
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (B), 6.75%, 11/15/21	250,000	257,500
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, 2/15/22	150,000	151,614
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	505,985
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	253,125
Pinnacle Entertainment Inc., 5.625%, 5/1/24	250,000	259,538
Scientific Games International Inc. (B), 5%, 10/15/25	325,000	309,562
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	254,375
Sirius XM Radio Inc. (B), 4.625%, 5/15/23	250,000	243,750
Univision Communications Inc. (B), 5.125%, 5/15/23	325,000	312,000

		4,587,466

Consumer Staples - 8.2%
Avon International Operations Inc. (B), 7.875%, 8/15/22	250,000	247,800
B&G Foods Inc., 4.625%, 6/1/21	250,000	246,250
Dean Foods Co. (B), 6.5%, 3/15/23	250,000	240,000
First Quality Finance Co. Inc. (B), 4.625%, 5/15/21	400,000	390,000
Pilgrim’s Pride Corp. (B), 5.75%, 3/15/25	350,000	336,000
Post Holdings Inc. (B), 5.5%, 3/1/25	250,000	244,063
Simmons Foods Inc. (B), 5.75%, 11/1/24	325,000	281,937

		1,986,050

Energy - 11.5%
American Midstream Partners L.P. / American Midstream Finance Corp. (B), 8.5%, 12/15/21	375,000	367,500
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	250,000	266,875
Berry Petroleum Co. LLC (B), 7%, 2/15/26	125,000	127,813
Carrizo Oil & Gas Inc. (A), 6.25%, 4/15/23	375,000	379,687
Jonah Energy LLC / Jonah Energy Finance Corp. (B), 7.25%, 10/15/25	500,000	403,750
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	391,000
Sunoco L.P. / Sunoco Finance Corp. (B), 4.875%, 1/15/23	250,000	240,000
Unit Corp., 6.625%, 5/15/21	600,000	598,500

		2,775,125

Financials - 9.1%
Acrisure LLC / Acrisure Finance Inc. (B), 7%, 11/15/25	250,000	227,500
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	261,875
Equinix Inc., 5.875%, 1/15/26	400,000	405,200
FBM Finance Inc. (B), 8.25%, 8/15/21	250,000	260,312
Jefferies Finance LLC / JFIN Co-Issuer Corp. (B), 7.25%, 8/15/24	250,000	245,000
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	382,000
Quicken Loans Inc. (B), 5.75%, 5/1/25	200,000	195,756
Solera LLC / Solera Finance Inc. (B), 10.5%, 3/1/24	200,000	222,126

		2,199,769

Health Care - 7.6%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	498,750
Avantor Inc. (B), 6%, 10/1/24	200,000	197,840
HCA Inc., 5.875%, 2/15/26	250,000	252,187
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B) (C), 4.875%, 4/15/20	500,000	491,250
Valeant Pharmaceuticals International Inc. (B) (C), 5.625%, 12/1/21	400,000	393,500

		1,833,527

Industrials - 18.8%
ARD Finance S.A., 7.125% Cash, 7.875 PIK (C), 7.125%, 9/15/23	300,000	300,750
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (B), 5.25%, 3/15/25	250,000	227,500
Bombardier Inc. (B) (C), 8.75%, 12/1/21	250,000	275,000
Covanta Holding Corp., 5.875%, 3/1/24	500,000	492,500
DAE Funding LLC (B), 5%, 8/1/24	250,000	240,125
FTI Consulting Inc., 6%, 11/15/22	500,000	513,125
GFL Environmental Inc. (B) (C), 5.375%, 3/1/23	250,000	231,250
Griffon Corp., 5.25%, 3/1/22	300,000	291,870
Herc Rentals Inc. (B), 7.5%, 6/1/22	240,000	253,800
Mueller Industries Inc., 6%, 3/1/27	250,000	245,000
Nielsen Finance LLC / Nielsen Finance Co. (B), 5%, 4/15/22	425,000	417,605

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

High Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Industrials - continued
Prime Security Services Borrower LLC / Prime Finance Inc. (B), 9.25%, 5/15/23	$101,000	$107,535
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	267,837
Tennant Co., 5.625%, 5/1/25	250,000	248,125
TransDigm Inc., 6%, 7/15/22	250,000	251,325
Waste Pro USA Inc. (B), 5.5%, 2/15/26	200,000	192,250

		4,555,597

Information Technology - 2.0%
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	378,343
Match Group Inc. (A) (B), 5%, 12/15/27	125,000	116,250

		494,593

Materials - 4.8%
Berry Global Inc., 5.125%, 7/15/23	250,000	247,813
Rayonier AM Products Inc. (B), 5.5%, 6/1/24	545,000	512,300
Sealed Air Corp. (B), 5.125%, 12/1/24	400,000	403,000

		1,163,113

Real Estate - 2.6%
Iron Mountain Inc., 5.75%, 8/15/24	400,000	392,000
Iron Mountain Inc. (B), 4.875%, 9/15/27	250,000	230,313

		622,313

Telecommunication Services - 3.8%
Altice Luxembourg S.A. (A) (B) (C), 7.625%, 2/15/25	400,000	368,000
Frontier Communications Corp. (A) (B), 8.5%, 4/1/26	150,000	144,750
Inmarsat Finance PLC (B) (C), 6.5%, 10/1/24	300,000	300,750
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (B), 3.36%, 3/20/23	121,875	120,504

		934,004

Utilities - 5.2%
AES Corp., 5.5%, 4/15/25	415,000	418,112
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	97,500
Calpine Corp., 5.5%, 2/1/24	250,000	229,688
NRG Energy Inc., 6.25%, 7/15/22	300,000	308,715
NRG Energy Inc., 6.25%, 5/1/24	200,000	205,000

		1,259,015

Total Corporate Notes and Bonds
(Cost $22,651,332)		22,410,572

	Shares

SHORT-TERM INVESTMENTS - 6.3%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Premier Class	1,524,078	1,524,078

Total Short-Term Investments
(Cost $1,524,078)		1,524,078

COLLATERAL FOR SECURITIES ON LOAN (D) - 9.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	2,376,768	2,376,768

Total Collateral for Securities on Loan
(Cost $2,376,768)		2,376,768

TOTAL INVESTMENTS - 108.6% (Cost $26,552,178**)		26,311,418
NET OTHER ASSETS AND LIABILITIES - (8.6%)		(2,093,629)

TOTAL NET ASSETS - 100.0%		$24,217,789

**	Aggregate cost for Federal tax purposes was $26,552,178.
(A)	A portion of securities on loan with an aggregate value of $2,337,978; cash collateral (included in liabilities) of $2,376,768 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 9.7% of total net assets.
(D)	Represents investments of cash collateral received in connection with securities lending.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 63.7%

Consumer Discretionary - 6.8%
Carnival Corp.	50,000	$2,865,500
Home Depot Inc./The	23,000	4,487,300
McDonald’s Corp.	16,000	2,507,040
Starbucks Corp.	65,000	3,175,250
TJX Cos. Inc./The	44,500	4,235,510

		17,270,600

Consumer Staples - 6.2%
Diageo PLC, ADR	27,000	3,888,270
JM Smucker Co./The	14,500	1,558,460
Nestle S.A., ADR	50,000	3,871,500
PepsiCo Inc.	32,500	3,538,275
Procter & Gamble Co./The	39,500	3,083,370

		15,939,875

Energy - 6.6%
Chevron Corp.	40,800	5,158,344
Exxon Mobil Corp.	86,000	7,114,780
Schlumberger Ltd.	68,000	4,558,040

		16,831,164

Financials - 10.4%
BB&T Corp.	51,000	2,572,440
Chubb Ltd.	17,000	2,159,340
CME Group Inc.	33,000	5,409,360
Northern Trust Corp.	23,000	2,366,470
PNC Financial Services Group Inc./The	11,500	1,553,650
Travelers Cos. Inc./The	26,000	3,180,840
US Bancorp	97,000	4,851,940
Wells Fargo & Co.	82,500	4,573,800

		26,667,840

Health Care - 9.4%
Amgen Inc.	17,000	3,138,030
Johnson & Johnson	38,000	4,610,920
Medtronic PLC	64,500	5,521,845
Merck & Co. Inc.	52,000	3,156,400
Novartis AG, ADR	47,000	3,550,380
Pfizer Inc.	109,000	3,954,520

		23,932,095

Industrials - 8.1%
3M Co.	8,500	1,672,120
Emerson Electric Co.	51,000	3,526,140
Fastenal Co.	81,000	3,898,530
Union Pacific Corp.	20,500	2,904,440
United Parcel Service Inc., Class B	40,000	4,249,200
United Technologies Corp.	35,500	4,438,565

		20,688,995

Information Technology - 7.9%
Accenture PLC, Class A	14,500	2,372,055
Analog Devices Inc.	25,000	2,398,000
Automatic Data Processing Inc.	16,500	2,213,310
Cisco Systems Inc.	132,000	5,679,960
Microsoft Corp.	56,000	5,522,160
Texas Instruments Inc.	17,000	1,874,250

		20,059,735

Materials - 4.0%
Nucor Corp.	68,500	4,281,250
Praxair Inc.	37,000	5,851,550

		10,132,800

Telecommunication Service - 1.9%
Verizon Communications Inc.	98,000	4,930,380

Utilities - 2.4%
Dominion Energy Inc.	38,500	2,624,930
NextEra Energy Inc.	21,000	3,507,630

		6,132,560

Total Common Stocks
(Cost $116,314,187)		162,586,044
	Par Value

ASSET BACKED SECURITIES - 1.3%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$250,000	246,679
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2 (A) (B), 2.35%, 5/15/23	150,000	150,000
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	107,627	107,466
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	500,000	496,346
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	250,000	246,704
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	250,000	249,163
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	463,257	459,800
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A1, 1.77%, 8/15/20	100,000	99,910
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	130,725	130,821
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	500,000	490,859
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	600,000	593,165

Total Asset Backed Securities
(Cost $3,274,327)		3,270,913

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	$350,000	$353,501
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	496,529
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	435,488	472,332
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	484,346	478,527
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	402,003	398,952
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	400,000	407,642
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	438,086

Total Collateralized Mortgage
Obligations (Cost $3,178,557)		3,045,569

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.184%, 1/25/23	7,576,932	287,026
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	200,000	196,764
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	225,000	219,913
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.882%, 2/25/45	700,000	702,449

Total Commercial Mortgage-Backed
Securities (Cost $1,460,132)		1,406,152

CORPORATE NOTES AND BONDS - 12.2%

Consumer Discretionary - 2.6%
Amazon.com Inc., 2.8%, 8/22/24	200,000	192,708
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	325,000	317,281
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	303,686
Discovery Communications LLC, 5%, 9/20/37	300,000	288,855
DISH DBS Corp., 6.75%, 6/1/21	150,000	150,188
ERAC USA Finance LLC (A), 6.7%, 6/1/34	875,000	1,050,700
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	500,000	500,120
GameStop Corp. (A) (D), 6.75%, 3/15/21	200,000	202,500
General Motors Financial Co. Inc., 3.2%, 7/6/21	650,000	641,543
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	455,062
Lennar Corp., 4.75%, 4/1/21	350,000	354,988
Lowe’s Cos. Inc., 2.5%, 4/15/26	400,000	365,901
Marriott International Inc., 3.125%, 6/15/26	400,000	371,788
Newell Brands Inc., 5.5%, 4/1/46	450,000	438,612
Omnicom Group Inc / Omnicom Capital Inc., 3.6%, 4/15/26	650,000	621,982
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	326,219

		6,582,133

Consumer Staples - 0.5%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	500,000	514,189
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	600,000	547,635
Tyson Foods Inc., 3.55%, 6/2/27	150,000	141,910

		1,203,734

Energy - 1.6%
Antero Resources Corp., 5.625%, 6/1/23	200,000	202,500
Enterprise Products Operating LLC, 3.75%, 2/15/25	400,000	396,098
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	508,921
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	200,000	161,500
Kinder Morgan Inc., 5.55%, 6/1/45	500,000	503,317
Marathon Oil Corp., 2.7%, 6/1/20	500,000	492,435
Phillips 66, 4.65%, 11/15/34	500,000	504,428
Schlumberger Holdings Corp. (A), 4%, 12/21/25	400,000	398,664
Valero Energy Corp., 6.625%, 6/15/37	500,000	597,871
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	344,104

		4,109,838

Financials - 3.7%
Air Lease Corp., 3.75%, 2/1/22	500,000	500,584
Air Lease Corp., 3.625%, 4/1/27	500,000	458,426
American Express Co., 2.5%, 8/1/22	400,000	383,580
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	383,139
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	241,732
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	200,000	190,446
Bank of Montreal, MTN (E), 1.9%, 8/27/21	500,000	478,191
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	500,000	469,316
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	240,876
Capital One Financial Corp., 3.3%, 10/30/24	400,000	379,929
Cboe Global Markets Inc., 3.65%, 1/12/27	400,000	385,985
Goldman Sachs Bank USA, 3.2%, 6/5/20	100,000	100,291
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	750,000	712,142
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,195,135

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Financials - continued
JPMorgan Chase & Co., 2.972%, 1/15/23	$500,000	$486,980
JPMorgan Chase & Co., 2.95%, 10/1/26	650,000	603,781
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	196,871
Morgan Stanley, 4.3%, 1/27/45	500,000	473,082
Nasdaq Inc., 3.85%, 6/30/26	75,000	72,633
Old Republic International Corp., 3.875%, 8/26/26	450,000	432,861
Regions Financial Corp., 3.2%, 2/8/21	500,000	497,411
Regions Financial Corp., 2.75%, 8/14/22	250,000	241,085
Synchrony Financial, 3.75%, 8/15/21	50,000	49,948
Synchrony Financial, 3.7%, 8/4/26	400,000	367,464

		9,541,888

Health Care - 1.3%
Allergan Funding SCS (E), 4.75%, 3/15/45	300,000	288,788
CVS Health Corp., 5.125%, 7/20/45	400,000	405,312
HCA Inc., 3.75%, 3/15/19	300,000	301,125
Humana Inc., 2.5%, 12/15/20	300,000	294,454
Shire Acquisitions Investments Ireland DAC (E), 1.9%, 9/23/19	750,000	738,215
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	974,498
Zoetis Inc., 3%, 9/12/27	225,000	208,117

		3,210,509

Industrials - 0.3%
Masco Corp., 4.375%, 4/1/26	400,000	398,557
Union Pacific Corp., 3.5%, 6/8/23	200,000	200,137
United Rentals North America Inc., 4.625%, 7/15/23	300,000	299,250

		897,944

Information Technology - 1.0%
Analog Devices Inc., 5.3%, 12/15/45	350,000	372,819
Citrix Systems Inc., 4.5%, 12/1/27	85,000	82,373
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	210,756
Fidelity National Information Services Inc., 3%, 8/15/26	450,000	412,237
Intel Corp., 3.734%, 12/8/47	435,000	409,832
Oracle Corp., 4%, 7/15/46	500,000	471,790
Thomson Reuters Corp. (E), 4.3%, 11/23/23	600,000	612,271

		2,572,078

Real Estate - 0.7%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	483,028
Iron Mountain Inc. (A), 4.875%, 9/15/27	300,000	276,375
Store Capital Corp., 4.5%, 3/15/28	300,000	293,488
Welltower Inc., 4.5%, 1/15/24	725,000	737,215

		1,790,106

Telecommunication Services - 0.5%
AT&T Inc., 4.75%, 5/15/46	500,000	446,638
Verizon Communications Inc. (A), 4.329%, 9/21/28	809,000	801,801

		1,248,439

Total Corporate Notes and Bonds
(Cost $31,689,849)		31,156,669

LONG TERM MUNICIPAL BONDS - 2.6%
General - 2.6%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,046,200
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,062,210
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,238,850
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	516,290
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	880,235
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	795,000	849,815
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,350
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	1,000,000	1,030,410

		6,629,360

Total Long Term Municipal Bonds
(Cost $6,679,223)		6,629,360

MORTGAGE BACKED SECURITIES - 8.5%
Fannie Mae - 5.5%
3%, 9/1/30 Pool # 890696	584,851	583,501
3%, 12/1/30 Pool # AL8924	409,388	409,324
7%, 11/1/31 Pool # 607515	23,373	25,704
3.5%, 12/1/31 Pool # MA0919	165,946	168,422
7%, 5/1/32 Pool # 644591	3,614	3,696
3.5%, 8/1/32 Pool # MA3098	221,717	224,601
5.5%, 10/1/33 Pool # 254904	142,059	154,188
5.5%, 11/1/33 Pool # 555880	352,049	382,729
5%, 5/1/34 Pool # 780890	466,361	499,540
7%, 7/1/34 Pool # 792636	17,630	18,079
4%, 2/1/35 Pool # MA2177	662,056	685,029
5%, 9/1/35 Pool # 820347	225,045	243,143
5%, 9/1/35 Pool # 835699	172,186	184,822
5%, 12/1/35 Pool # 850561	64,125	68,679
5.5%, 9/1/36 Pool # 831820	346,596	381,619
6%, 9/1/36 Pool # 831741	107,062	117,008
5.5%, 10/1/36 Pool # 901723	158,161	170,979

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES - continued

Fannie Mae - continued
5.5%, 12/1/36 Pool # 903059	$234,407	$251,907
4%, 1/1/41 Pool # AB2080	630,017	647,075
4.5%, 7/1/41 Pool # AB3274	176,316	185,504
5.5%, 7/1/41 Pool # AL6588	646,715	702,802
4%, 9/1/41 Pool # AJ1406	435,221	447,262
4%, 10/1/41 Pool # AJ4046	561,967	577,935
3.5%, 6/1/42 Pool # AO4134	462,909	464,555
3.5%, 6/1/42 Pool # AO4136	572,269	574,294
3.5%, 8/1/42 Pool # AP2133	578,641	580,586
4%, 10/1/42 Pool # AP7363	470,969	483,531
3%, 2/1/43 Pool # AB8486	941,319	919,872
3%, 2/1/43 Pool # AL3072	716,040	700,220
3.5%, 3/1/43 Pool # AT0310	473,944	475,455
4%, 1/1/45 Pool # AS4257	172,392	176,596
4.5%, 2/1/45 Pool # MA2193	514,689	537,784
3.5%, 4/1/45 Pool # MA2229	464,544	463,750
3.5%, 11/1/45 Pool # BA4907	577,485	576,498
3.5%, 12/1/45 Pool # AS6309	126,902	126,685
4%, 7/1/48 Pool # MA3415	750,000	765,676

		13,979,050
Freddie Mac - 3.0%
4.5%, 2/1/25 Pool # J11722	104,958	108,498
4.5%, 5/1/25 Pool # J12247	90,433	93,481
8%, 6/1/30 Pool # C01005	10,081	11,573
6.5%, 1/1/32 Pool # C62333	77,318	86,072
5%, 10/1/39 Pool # G60465	1,050,255	1,120,970
3.5%, 11/1/40 Pool # G06168	293,547	294,434
4.5%, 9/1/41 Pool # Q03516	473,256	497,459
4%, 10/1/41 Pool # Q04092	665,562	684,266
3%, 9/1/42 Pool # C04233	1,084,553	1,059,572
3%, 4/1/43 Pool # V80025	751,758	734,003
3%, 4/1/43 Pool # V80026	751,017	733,193
3%, 7/1/45 Pool # G08653	226,719	220,239
3.5%, 8/1/45 Pool # Q35614	731,454	731,394
3%, 10/1/46 Pool # G60722	566,178	549,621
4%, 3/1/47 Pool # Q46801	695,886	712,458

		7,637,233
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	29,151	33,076

Total Mortgage Backed Securities
(Cost $22,043,196)		21,649,359

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
Federal Farm Credit Bank - 0.2%
3.470%, 5/7/24	500,000	500,067

Federal Home Loan Bank - 0.1%
1.750%, 12/21/23 (F)	350,000	346,248

U.S. Treasury Bonds - 2.6%
6.625%, 2/15/27	2,270,000	2,928,211
3.000%, 5/15/42	1,000,000	1,006,094
2.500%, 2/15/45	1,000,000	911,758
2.500%, 5/15/46	750,000	681,504
2.250%, 8/15/46	750,000	645,937
3.000%, 5/15/47	400,000	401,172

		6,574,676
U.S. Treasury Notes - 4.5%
2.000%, 7/31/20	1,000,000	988,789
2.625%, 11/15/20	2,850,000	2,852,783
2.000%, 11/15/21	1,000,000	979,023
2.000%, 2/15/22	1,250,000	1,221,143
1.750%, 5/15/22	1,750,000	1,689,639
2.500%, 8/15/23	3,000,000	2,964,727
2.125%, 3/31/24	1,000,000	965,273

		11,661,377

Total U.S. Government and Agency Obligations (Cost $18,877,928)		19,082,368
	Shares

SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Premier Class	5,372,647	5,372,647

Total Short-Term Investments
(Cost $5,372,647)		5,372,647

COLLATERAL FOR SECURITIES ON LOAN (G) - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	204,330	204,330

Total Collateral for Securities on Loan
(Cost $204,330)		204,330

TOTAL INVESTMENTS - 99.6% (Cost $209,094,376**)		254,403,411
NET OTHER ASSETS AND LIABILITIES - 0.4%		908,856

TOTAL NET ASSETS - 100.0%		$255,312,267

See accompanying Notes to Financial Statements.

22

Ultra Series Fund | June 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited) - continued

**	Aggregate cost for Federal tax purposes was $209,698,287.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2018.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	A portion of securities on loan with an aggregate value of $202,272; cash collateral (included in liabilities) of $204,330 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(F)	Stepped rate security. Rate shown is as of June 30, 2018.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Financial Statements.

23

Ultra Series Fund | June 30, 2018

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.1%

Consumer Staples - 3.7%
Archer-Daniels-Midland Co.	259,000	$11,869,970

Energy - 16.1%
Canadian Natural Resources Ltd.	388,000	13,995,160
Chevron Corp.	57,000	7,206,510
EOG Resources Inc.	149,000	18,540,070
Halliburton Co.	273,000	12,301,380

		52,043,120

Financials - 16.9%
Bank of America Corp.	431,000	12,149,890
Bank of New York Mellon Corp./The	261,000	14,075,730
JPMorgan Chase & Co.	131,000	13,650,200
Regions Financial Corp.	384,000	6,827,520
US Bancorp	153,000	7,653,060

		54,356,400

Health Care - 9.9%
Baxter International Inc.	196,000	14,472,640
Humana Inc.	24,500	7,291,935
Medtronic PLC	120,000	10,273,200

		32,037,775

Industrials - 8.4%
Jacobs Engineering Group Inc.	192,000	12,190,080
Textron Inc.	227,000	14,961,570

		27,151,650

Information Technology - 7.1%
First Data Corp., ‘A’ *	595,000	12,453,350
Seagate Technology PLC	184,000	10,390,480

		22,843,830

Materials - 14.6%
Cleveland-Cliffs Inc.*	1,010,000	8,514,300
DowDuPont Inc.	98,000	6,460,160
Newmont Mining Corp.	252,000	9,502,920
Rio Tinto PLC, ADR (A)	244,000	13,537,120
Southern Copper Corp.	65,000	3,046,550
Teck Resources Ltd., Class B	238,000	6,057,100

		47,118,150

Real Estate - 4.3%
Weyerhaeuser Co.	376,000	13,708,960

Telecommunication Service - 4.1%
CenturyLink Inc.	707,000	13,178,480

Utilities - 11.0%
AES Corp.	1,208,000	16,199,280
NRG Energy Inc.	380,000	11,666,000
Sempra Energy	65,000	7,547,150

		35,412,430

Total Common Stocks
(Cost $263,660,931)		309,720,765

SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Permier Class	8,168,570	8,168,570

Total Short-Term Investments
(Cost $8,168,570)		8,168,570
COLLATERAL FOR SECURITIES ON LOAN (B) - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	1,359,276	1,359,276

Total Collateral for Securities on Loan
(Cost $1,359,276)		1,359,276

TOTAL INVESTMENTS - 99.1% (Cost $273,188,777**)		319,248,611
NET OTHER ASSETS AND LIABILITIES - 0.9%		2,977,998

TOTAL NET ASSETS - 100.0%		$322,226,609

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $273,188,777.
(A)	A portion of securities on loan with an aggregate value of $1,328,857; cash collateral (included in liabilities) of $1,359,276 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(B)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 95.2%

Consumer Discretionary - 18.5%
CarMax Inc.* (A)	119,833	$8,732,231
Comcast Corp., Class A	107,774	3,536,065
O’Reilly Automotive Inc.*	17,158	4,693,914
Omnicom Group Inc.	132,870	10,133,995
Starbucks Corp.	90,352	4,413,695
TJX Cos. Inc./The	123,720	11,775,669

		43,285,569
Consumer Staples - 4.1%
Diageo PLC, ADR	32,383	4,663,476
JM Smucker Co./The	46,185	4,963,964

		9,627,440

Financials - 13.9%
Berkshire Hathaway Inc., Class B*	47,094	8,790,095
Brookfield Asset Management Inc., Class A	223,976	9,079,987
Charles Schwab Corp./The	76,799	3,924,429
US Bancorp	215,095	10,759,052

		32,553,563

Health Care - 14.6%
Danaher Corp.	82,992	8,189,651
Henry Schein Inc.*	117,099	8,506,071
Johnson & Johnson	43,165	5,237,641
Novartis AG, ADR	119,154	9,000,893
Varian Medical Systems Inc.*	27,707	3,150,840

		34,085,096

Industrials - 6.5%
Copart Inc.*	63,829	3,610,168
Jacobs Engineering Group Inc.	181,909	11,549,403

		15,159,571

Information Technology - 24.9%
Accenture PLC, Class A	30,833	5,043,970
Alphabet Inc., Class C*	8,198	9,146,099
Analog Devices Inc.	59,319	5,689,878
CDW Corp.	80,381	6,493,981
Cognizant Technology Solutions Corp.	110,778	8,750,354
Oracle Corp.	195,729	8,623,820
TE Connectivity Ltd.	70,478	6,347,249
Visa Inc., Class A	62,735	8,309,251

		58,404,602

Materials - 9.1%
PPG Industries Inc.	114,801	11,908,308
Praxair Inc.	59,309	9,379,718

		21,288,026

Real Estate - 3.6%
American Tower Corp.	58,770	8,472,871

Total Common Stocks
(Cost $177,304,398)		222,876,738

SHORT-TERM INVESTMENTS - 5.4%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Premier Class	12,721,036	12,721,036

Total Short-Term Investments
(Cost $12,721,036)		12,721,036

TOTAL INVESTMENTS - 100.6% (Cost $190,025,434**)		235,597,774
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(1,369,955)

TOTAL NET ASSETS - 100.0%		$234,227,819

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $190,358,025.
(A)	A portion of securities on loan with an aggregate value of $477,881; cash collateral (included in liabilities) of $0 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $491,850 (see Note 8).
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 93.3%

Consumer Discretionary - 23.5%
CarMax Inc.*	108,630	$7,915,868
Liberty Broadband Corp., Class C*	114,954	8,704,317
Liberty Global PLC, Series C*	159,746	4,250,841
O’Reilly Automotive Inc.*	23,707	6,485,524
Omnicom Group Inc.	88,690	6,764,386
Ross Stores Inc.	46,148	3,911,043
TJX Cos. Inc./The	72,764	6,925,678

		44,957,657

Consumer Staples - 0.9%
Brown-Forman Corp., Class B	34,799	1,705,499

Energy - 1.1%
Oceaneering International Inc.	83,556	2,127,336

Financials - 22.2%
Arch Capital Group Ltd.*	362,194	9,583,653
Brookfield Asset Management Inc., Class A	176,828	7,168,607
Brown & Brown Inc.	277,156	7,685,536
Glacier Bancorp Inc.	107,488	4,157,636
Markel Corp.*	8,300	9,000,105
WR Berkley Corp.	65,376	4,733,876

		42,329,413

Health Care - 13.2%
DaVita Inc.*	71,968	4,997,458
Henry Schein Inc.*	91,879	6,674,091
Laboratory Corp. of America Holdings*	41,206	7,397,713
Zoetis Inc.	71,733	6,110,934

		25,180,196

Industrials - 14.3%
Copart Inc.*	135,489	7,663,258
Expeditors International of Washington Inc.	109,275	7,988,002
Fastenal Co.	95,049	4,574,708
IHS Markit Ltd.*	136,228	7,028,003

		27,253,971

Information Technology - 6.7%
Amphenol Corp., Class A	42,332	3,689,234
CDW Corp.	113,857	9,198,507

		12,887,741

Materials - 8.7%
Axalta Coating Systems Ltd.*	212,140	6,429,963
Crown Holdings Inc.*	90,838	4,065,909
NewMarket Corp.	4,834	1,955,353
RPM International Inc.	71,541	4,172,271

		16,623,496

Real Estate - 2.7%
Crown Castle International Corp.	48,571	5,236,925

Total Common Stocks
(Cost $106,067,114)		178,302,234

SHORT-TERM INVESTMENTS - 6.8%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Premier Class	12,977,309	12,977,309

Total Short-Term Investments
(Cost $12,977,309)		12,977,309

TOTAL INVESTMENTS - 100.1% (Cost $119,044,423**)		191,279,543
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(148,645)

TOTAL NET ASSETS - 100.0%		$191,130,898

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $119,211,750.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 95.3%

Australia - 2.8%
BHP Billiton PLC	45,601	$1,026,704

Belgium - 1.6%
Anheuser-Busch InBev S.A.	5,735	579,319

Brazil - 1.0%
Cielo S.A.	85,300	363,583

Canada - 4.8%
Canadian National Railway Co.	4,300	351,713
National Bank of Canada	11,800	566,551
Suncor Energy Inc.	19,700	801,696

		1,719,960

Denmark - 1.3%
Carlsberg AS, Class B	4,063	478,648

Finland - 1.4%
Sampo Oyj, Class A	10,132	494,584

France - 11.0%
Air Liquide S.A.	2,739	344,490
Capgemini SE	4,396	591,396
Cie de Saint-Gobain	7,876	351,992
Cie Generale des Etablissements Michelin	4,768	580,750
Safran S.A.	5,473	665,022
Societe Generale S.A.	8,204	346,004
Valeo S.A.	6,786	371,034
Vinci S.A.	7,599	730,872

		3,981,560

Germany - 4.2%
Fresenius SE & Co. KGaA	6,421	515,893
SAP SE	8,722	1,007,860

		1,523,753

India - 0.9%
ICICI Bank Ltd., ADR	41,470	333,004

Ireland - 5.6%
Medtronic PLC	9,390	803,878
Ryanair Holdings PLC, ADR *	4,520	516,319
Shire PLC	12,753	717,833

		2,038,030

Israel - 0.0%
Bank Leumi Le-Israel BM (A)	2,126	12,592

Japan - 17.1%
Daiwa House Industry Co. Ltd.	25,635	874,297
Don Quijote Holdings Co. Ltd.	19,500	937,000
Isuzu Motors Ltd.	26,500	352,208
Kao Corp.	5,830	444,958
KDDI Corp.	16,800	459,927
Makita Corp.	15,800	708,549
Nexon Co. Ltd.*	32,500	472,316
Shin-Etsu Chemical Co. Ltd.	4,300	383,452
Sony Corp.	7,800	399,035
Sumitomo Mitsui Financial Group Inc.	14,900	579,501
United Arrows Ltd.	1,000	37,393
Yamaha Corp.	10,400	541,065

		6,189,701

Luxembourg - 0.8%
Tenaris S.A.	15,678	287,722

Netherlands - 6.5%
ABN AMRO Group N.V. (B)	8,875	230,293
Royal Dutch Shell PLC, Class A	35,329	1,225,784
Wolters Kluwer N.V.	15,664	882,792

		2,338,869

Norway - 2.8%
Statoil ASA	16,589	440,779
Telenor ASA	28,345	581,737

		1,022,516

Singapore - 2.1%
DBS Group Holdings Ltd.	26,690	521,263
NetLink NBN Trust	434,900	236,203

		757,466

Spain - 1.4%
Red Electrica Corp. S.A. (C)	24,569	500,383

Sweden - 3.6%
Assa Abloy AB, Class B	32,933	701,919
Epiroc AB, Class A*	11,431	119,954
Nordea Bank AB	50,307	484,605

		1,306,478

Switzerland - 6.9%
Ferguson PLC	10,988	891,837
Julius Baer Group Ltd. *	7,702	453,269
Novartis AG	14,917	1,133,951

		2,479,057

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,400	343,664

Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS	149,242	395,371

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

International Stock Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2)

COMMON STOCKS - 95.3%

United Kingdom - 17.4%
Aon PLC	5,600	$768,152
British American Tobacco PLC	15,697	793,427
Compass Group PLC	34,330	733,294
Diageo PLC	10,456	375,617
Howden Joinery Group PLC	46,424	328,520
Informa PLC	43,570	480,138
Melrose Industries PLC	140,530	394,483
Prudential PLC	51,443	1,177,585
RELX PLC	6,898	147,707
RSA Insurance Group PLC	42,017	376,741
Unilever PLC	13,088	724,080

		6,299,744

Total Common Stocks
(Cost $30,320,190)		34,472,708

PREFERRED STOCK - 0.8%

Germany - 0.8%
Volkswagen AG	1,670	277,361

Total Preferred Stocks
(Cost $357,756)		277,361

SHORT-TERM INVESTMENTS - 4.0%

United States - 4.0%
State Street Institutional U.S. Government Money Market Fund, 1.82%, Premier Class	1,455,756	1,455,756

Total Short-Term Investments
(Cost $1,455,756)		1,455,756

COLLATERAL FOR SECURITIES ON LOAN (D) - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	469,859	469,859

Total Collateral for Securities on Loan
(Cost $469,859)		469,859

TOTAL INVESTMENTS - 101.4% (Cost $32,603,561**)		36,675,684
NET OTHER ASSETS AND LIABILITIES - (1.4%)		(524,177)

TOTAL NET ASSETS - 100.0%		$36,151,507

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $32,646,945.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	A portion of securities on loan with an aggregate value of $449,956; cash collateral (included in liabilities) of $469,859 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION:
Sector Concentration	% of Net Assets
Collateral for Securities on Loan	1.3%
Consumer Discretionary	15.9%
Consumer Staples	9.3%
Energy	7.6%
Financials	17.6%
Health Care	8.7%
Industrials	15.9%
Information Technology	7.7%
Materials	4.9%
Money Market Funds	4.0%
Real Estate	2.4%
Telecommunication Services	4.7%
Utilities	1.4%
Net Other Assets and Liabilities	(1.4%)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Statements of Assets and Liabilities as of June 30, 2018 (unaudited)

	Conservative	Moderate	Aggressive	Core	High	Diversified
	Allocation	Allocation	Allocation	Bond	Income	Income
	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Investments in unaffiliated securities, at fair value†§	$78,434,687	$125,963,111	$54,723,262	$146,305,809	$26,311,418	$254,403,411
Investments in affiliated securities, at fair value ‡1	62,140,182	102,956,281	32,953,454	–	–	–
Cash	–	–	–	875,953	–	–
Receivables:
Investments sold	–	–	–	805,744	–	488,121
Fund shares sold	25,328	98,504	34,172	770	346	29,558
Dividends and interest	227,741	327,921	87,061	1,122,839	337,493	957,243
Due from Adviser	11,429	18,594	6,494	–	–	–

Total assets	140,839,367	229,364,411	87,804,443	149,111,115	26,649,257	255,878,333

Liabilities:
Payables:
Investments purchased	–	–	–	736,559	–	–
Fund shares repurchased	10,904	14,741	108	104,803	36,999	189,382
Upon return of securities loaned	2,734,968	5,654,383	10,029,855	204,330	2,376,768	204,330
Management fees	34,286	55,782	19,481	67,390	15,164	149,015
Audit and trustees fees	8,408	13,657	4,831	9,235	1,467	15,700
Distribution fees - Class II	5,414	4,759	454	6,625	1,070	7,639

Total liabilities	2,793,980	5,743,322	10,054,729	1,128,942	2,431,468	566,066

Net Assets applicable to outstanding capital stock	$138,045,387	$223,621,089	$77,749,714	$147,982,173	$24,217,789	$255,312,267

Net Assets consist of:
Paid-in capital in excess of par	$128,628,819	$193,554,634	$63,246,113	$146,754,572	$25,473,076	$194,885,139
Accumulated undistributed net investment income	1,367,070	1,876,915	546,039	2,014,172	633,693	2,893,143
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	3,433,987	9,399,054	4,495,364	211,977	(1,648,220)	12,224,950
Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation) on foreign currency related transactions)	4,615,511	18,790,486	9,462,198	(998,548)	(240,760)	45,309,035

Net Assets	$138,045,387	$223,621,089	$77,749,714	$147,982,173	$24,217,789	$255,312,267

Class I Shares:
Net Assets	$112,049,998	$200,396,767	$75,564,338	$115,899,826	$19,046,281	$218,778,543
Shares of beneficial interest outstanding	11,053,162	18,608,134	7,496,294	12,105,919	2,227,125	11,409,750
Net Asset Value and redemption price per share	$10.14	$10.77	$10.08	$9.57	$8.55	$19.17

Class II Shares:
Net Assets	$25,995,389	$23,224,322	$2,185,376	$32,082,347	$5,171,508	$36,533,724
Shares of beneficial interest outstanding	2,564,882	2,161,076	217,667	3,363,260	604,230	1,919,514
Net Asset Value and redemption price per share	$10.14	$10.75	$10.04	$9.54	$8.56	$19.03

† Cost of Investments in unaffiliated securities	$77,739,014	$122,171,641	$51,947,432	$147,304,357	$26,552,178	$209,094,376
‡ Cost of investments in affiliated securities	$58,220,344	$87,957,265	$26,267,086	$–	$–	$–
§ Fair Value of securities on loan	$4,010,245	$9,365,544	$11,555,784	$202,272	$2,337,978	$202,272

[1] See Note 11 for information on affiliated issuers.
See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Statements of Assets and Liabilities as of June 30, 2018 (unaudited)

	Large Cap	Large Cap		International
	Value	Growth	Mid Cap	Stock
	Fund	Fund	Fund	Fund

Assets:
Investments in unaffiliated securities, at fair value †§	$319,248,611	$235,597,774	$191,279,543	$36,675,684
Investments in affiliated securities, at fair value ‡1	–	–	–	–
Foreign currency (cost of $80,453) (Note 2)	–	–	–	80,462
Receivables:
Investments sold	8,833,872	–	–	113,259
Fund shares sold	4,461	8,550	9,582	643
Dividends and interest	534,766	327,018	113,781	198,855
Due from Adviser	–	–	–	–

Total assets	328,621,710	235,933,342	191,402,906	37,068,903

Liabilities:
Payables:
Investments purchased	4,723,925	1,383,609	–	269,807
Fund shares repurchased	129,198	112,238	114,899	83,269
Upon return of securities loaned	1,359,276	–	–	469,859
Management fees	162,201	157,181	143,718	34,948
Audit and trustees fees	19,438	14,403	11,365	2,286
Distribution fees - Class II	1,063	4,362	2,026	2,410
Dividends	–	33,730	–	54,817

Total liabilities	6,395,101	1,705,523	272,008	917,396

Net Assets applicable to outstanding capital stock	$322,226,609	$234,227,819	$191,130,898	$36,151,507

Net Assets consist of:
Paid-in capital in excess of par	$244,908,984	$130,260,029	$102,916,011	$38,053,067
Accumulated undistributed net investment income (loss)	2,637,528	884,772	(34,221)	468,336
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	28,621,020	57,510,678	16,013,988	(6,432,749)
Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation) on foreign currency related transactions)	46,059,077	45,572,340	72,235,120	4,062,853

Net Assets	$322,226,609	$234,227,819	$191,130,898	$36,151,507

Class I Shares:
Net Assets	$317,184,826	$213,525,628	$181,500,717	$24,688,562
Shares of beneficial interest outstanding	11,075,396	8,072,952	9,271,461	2,163,423
Net Asset Value and redemption price per share	$28.64	$26.45	$19.58	$11.41

Class II Shares:
Net Assets	$5,041,783	$20,702,191	9,630,181	$11,462,945
Shares of beneficial interest outstanding	178,169	793,212	502,469	1,010,080
Net Asset Value and redemption price per share	$28.30	$26.10	$19.17	$11.35

† Cost of Investments in unaffiliated securities	$273,188,777	$190,025,434	$119,044,423	$32,603,561
‡ Cost of investments in affiliated securities	$–	$–	$–	$–
§ Fair Value of securities on loan	$1,328,857	$477,881	$–	$449,956

[1] See Note 11 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Statements of Operations for the Period Ended June 30, 2018 (unaudited)

	Conservative	Moderate	Aggressive	Core	High	Diversified
	Allocation	Allocation	Allocation	Bond	Income	Income
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest	$31,304	$49,734	$15,929	$2,493,473	$731,213	1,540,400
Dividends
Unaffiliated issuers	858,749	1,269,560	421,852	–	–	2,394,871
Affiliated issuers[1]	661,083	828,554	196,486	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	–	–	(39,255)
Income from securities lending	6,824	15,141	5,205	1,107	5,321	937

Total investment income	1,557,960	2,162,989	639,472	2,494,580	736,534	3,896,953
Expenses:[2]
Management fees	213,459	348,690	123,799	422,832	93,767	929,172
Audit and trustee fees	14,116	22,929	8,111	15,504	2,463	26,359
Distribution fees – Class II	34,397	30,570	2,789	41,348	6,611	47,906
Other expenses	71	115	–	723	–	373

Total expenses before reimbursement/waiver	262,043	402,304	134,699	480,407	102,841	1,003,810

Less reimbursement/waiver[2]	(71,153)	(116,230)	(41,266)	–	–	–

Total expenses net of waiver	190,890	286,074	93,433	480,407	102,841	1,003,810

Net Investment Income (Loss)	1,367,070	1,876,915	546,039	2,014,173	633,693	2,893,143
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	–	–	–	38,613	–	–
Options written	–	–	–	(35,138)	–	–
Unaffiliated issuers	3,071,106	8,362,160	3,478,523	591,726	17,826	12,913,996
Affiliated issuers[1]	618,581	1,794,971	1,206,880	–	–	–
Net change in unrealized appreciation (depreciation )on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(3,867,866)	(9,568,955)	(3,837,847)	(5,645,076)	(940,097)	(19,859,434)
Affiliated issuers[1]	(2,227,689)	(3,420,705)	(1,435,490)	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments	(2,405,868)	(2,832,529)	(587,934)	(5,049,875)	(922,271)	(6,945,438)

Net Increase (Decrease) in Net Assets from Operations	$(1,038,798)	$(955,614)	$(41,895)	$(3,035,702)	$(288,578)	$(4,052,295)

[1] See Note 11 for information on affiliated issuers.
[2] See Note 3 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Statements of Operations for the Period Ended June 30, 2018 (unaudited)

	Large Cap	Large Cap	Mid	International
	Value	Growth	Cap	Stock
	Fund	Fund	Fund	Fund

Investment Income:
Interest	$56,280	$72,574	$96,970	$6,765
Dividends
Unaffiliated issuers	3,694,138	1,879,144	785,043	781,972
Affiliated issuers[1]	–	–	–	–
Less: Foreign taxes withheld/reclaimed	(64,040)	(35,123)	(8,355)	(79,862)
Income from securities lending	229	549	249	2,888

Total investment income	3,686,607	1,917,144	873,907	711,763
Expenses:[2]
Management fees	1,009,740	980,540	876,513	223,975
Audit and trustee fees	32,634	24,182	19,081	3,837
Distribution fees – Class II	6,705	27,650	12,534	15,629
Other expenses	–	–	–	–

Total expenses before reimbursement/waiver	1,049,079	1,032,372	908,128	243,441

Less reimbursement/waiver[2]	–	–	–	–

Total expenses net of waiver	1,049,079	1,032,372	908,128	243,441

Net Investment Income (Loss)	2,637,528	884,772	(34,221)	468,322
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	–	–	–	–
Options written	–	–	–	–
Unaffiliated issuers	28,621,038	57,688,016	16,176,210	1,113,442
Affiliated issuers[1]	–	–	–	–
Net change in unrealized appreciation (depreciation )on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(27,619,045)	(56,444,403)	(9,597,006)	(2,572,376)
Affiliated issuers[1]	–	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments	1,001,993	1,243,613	6,579,204	(1,458,934)

Net Increase (Decrease) in Net Assets from Operations	$3,639,521	$2,128,385	$6,544,983	$(990,612)

[1] See Note 11 for information on affiliated issuers.
[2] See Note 3 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund

	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17

Net Assets at beginning of period	$150,474,621	$152,466,453	$244,064,933	$263,051,727
Increase (decrease) in net assets from operations:
Net investment income	1,367,070	2,947,995	1,876,915	4,427,720
Net realized gain	3,689,687	4,405,819	10,157,131	14,049,738
Net change in unrealized appreciation (depreciation)	(6,095,555)	6,837,805	(12,989,660)	15,999,709

Net increase (decrease) in net assets from operations	(1,038,798)	14,191,619	(955,614)	34,477,167
Distributions to shareholders from:
Net investment income
Class I	(121,915)	(2,500,202)	(71,563)	(4,216,851)
Class II	–	(529,648)	–	(442,525)
Net realized gains
Class I	(19,810)	(3,187,066)	(522,786)	(11,344,314)
Class II	(4,638)	(789,844)	(59,691)	(1,405,372)

Total distributions	(146,363)	(7,006,760)	(654,040)	(17,409,062)

Capital Stock transactions:
Class I Shares
Shares sold	3,521,059	21,249,852	4,615,088	22,851,026
Issued to shareholders in reinvestment of distributions	141,725	5,687,269	594,349	15,561,165
Shares redeemed	(11,356,657)	(33,248,239)	(20,664,097)	(71,458,848)

Net decrease from capital stock transactions	(7,693,873)	(6,311,118)	(15,454,660)	(33,046,657)

Class II Shares
Shares sold	69,479	1,905,666	1,231,500	1,476,470
Issued to shareholders in reinvestment of distributions	4,638	1,319,492	59,691	1,847,897
Shares redeemed	(3,624,317)	(6,090,731)	(4,670,721)	(6,332,609)

Net increase (decrease) from capital stock transactions	(3,550,200)	(2,865,573)	(3,379,530)	(3,008,242)

Total decrease from capital stock transactions	(11,244,073)	(9,176,691)	(18,834,190)	(36,054,899)

Total increase (decrease) in net assets	(12,429,234)	(1,991,832)	(20,443,844)	(18,986,794)

Net Assets at end of period	$138,045,387	$150,474,621	$223,621,089	$244,064,933

Undistributed net investment income included in net assets	$1,367,070	$21,915	$1,876,915	$71,563
Capital Share transactions:
Class I Shares
Shares sold	345,662	2,071,023	424,449	2,143,826
Issued to shareholders in reinvestment of distributions	13,891	556,409	54,444	1,434,551
Shares redeemed	(1,115,819)	(3,281,672)	(1,905,438)	(6,654,961)

Net decrease from capital shares transactions	(756,266)	(654,240)	(1,426,545)	(3,076,584)

Class II Shares
Shares sold	6,801	189,218	112,428	138,824
Issued to shareholders in reinvestment of distributions	455	129,103	5,479	170,566
Shares redeemed	(355,361)	(602,979)	(427,423)	(581,871)

Net increase (decrease) from capital shares transactions	(348,105)	(284,658)	(309,516)	(272,481)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Statements of Changes in Net Assets

	Aggressive Allocation Fund		Core Bond Fund

	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17

Net Assets at beginning of period	$86,484,460	$90,949,828	$164,681,671	$184,945,243
Increase (decrease) in net assets from operations:
Net investment income	546,039	1,370,984	2,014,173	4,347,189
Net realized gain	4,685,403	6,192,705	595,201	390,382
Net change in unrealized appreciation (depreciation)	(5,273,337)	7,267,306	(5,645,076)	591,067

Net increase (decrease) in net assets from operations	(41,895)	14,830,995	(3,035,702)	5,328,638
Distributions to shareholders from:
Net investment income
Class I	(28,779)	(1,410,274)	(89,395)	(3,839,704)
Class II	–	(31,646)	–	(969,657)
Net realized gains
Class I	(231,153)	(5,435,153)	–	–
Class II	(6,722)	(147,158)	–	–

Total distributions	(266,654)	(7,024,231)	(89,395)	(4,809,361)

Capital Stock transactions:
Class I Shares
Shares sold	3,774,832	14,299,948	1,355,394	6,624,555
Issued to shareholders in reinvestment of distributions	259,931	6,845,426	89,395	3,839,704
Shares redeemed	(12,389,678)	(33,484,730)	(12,530,488)	(28,233,982)

Net decrease from capital stock transactions	(8,354,915)	(12,339,356)	(11,085,699)	(17,769,723)

Class II Shares
Shares sold	79	213,038	364,283	2,264,909
Issued to shareholders in reinvestment of distributions	6,722	178,804	–	969,657
Shares redeemed	(78,083)	(324,618)	(2,852,985)	(6,247,692)

Net increase (decrease) from capital stock transactions	(71,282)	67,224	(2,488,702)	(3,013,126)

Total decrease from capital stock transactions	(8,426,197)	(12,272,132)	(13,574,401)	(20,782,849)

Total increase (decrease) in net assets	(8,734,746)	(4,465,368)	(16,699,498)	(20,263,572)

Net Assets at end of period	$77,749,714	$86,484,460	$147,982,173	$164,681,671

Undistributed net investment income included in net assets	$546,039	$28,779	$2,014,172	$89,394
Capital Share transactions:
Class I Shares
Shares sold	370,676	1,455,389	141,320	670,205
Issued to shareholders in reinvestment of distributions	25,292	676,304	9,365	394,821
Shares redeemed	(1,220,064)	(3,375,439)	(1,307,266)	(2,850,687)

Net decrease from capital shares transactions	(824,096)	(1,243,746)	(1,156,581)	(1,785,661)

Class II Shares
Shares sold	8	20,096	38,278	229,954
Issued to shareholders in reinvestment of distributions	656	17,720	–	100,101
Shares redeemed	(7,674)	(32,466)	(298,719)	(629,907)

Net increase (decrease) from capital shares transactions	(7,010)	5,350	(260,441)	(299,852)

See accompanying Notes to Financial Statements.

34

Ultra Series Fund | June 30, 2018

Statements of Changes in Net Assets

High Income Fund		Diversified Income Fund		Large Cap Value Fund		Large Cap Growth Fund

(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17

$26,163,019	$27,407,016	$279,738,859	$286,037,793	$346,751,911	$352,701,915	$255,807,316	$247,224,084

633,693	1,271,722	2,893,143	5,867,008	2,637,528	7,804,868	884,772	1,838,076
17,826	208,730	12,913,996	12,354,557	28,621,038	19,175,375	57,688,016	31,958,000
(940,097)	189,436	(19,859,434)	16,682,463	(27,619,045)	24,364,107	(56,444,403)	17,042,657

(288,578)	1,669,888	(4,052,295)	34,904,028	3,639,521	51,344,350	2,128,385	50,838,733

(23,984)	(1,016,210)	(127,318)	(5,154,317)	(106,683)	(7,698,319)	(30,930)	(1,700,965)
(550)	(260,404)	–	(826,409)	–	(117,237)	–	(139,953)
–	–	(810,053)	(9,857,953)	(1,328,993)	(18,774,779)	(2,417,697)	(28,091,073)
–	–	(137,018)	(1,683,155)	(21,454)	(308,724)	(239,216)	(2,888,346)

(24,534)	(1,276,614)	(1,074,389)	(17,521,834)	(1,457,130)	(26,899,059)	(2,687,843)	(32,820,337)

134,242	528,995	2,005,557	10,710,442	1,932,895	10,247,248	1,854,934	9,778,133
23,984	1,016,210	937,371	15,012,270	1,435,676	26,473,098	2,448,627	29,792,038
(1,466,531)	(3,361,108)	(19,022,951)	(46,853,243)	(29,543,918)	(67,580,492)	(22,653,740)	(46,921,100)

(1,308,305)	(1,815,903)	(16,080,023)	(21,130,531)	(26,175,347)	(30,860,146)	(18,350,179)	(7,350,929)

58,190	783,472	110,740	2,884,175	6,985	1,255,348	17,072	275,075
550	260,404	137,018	2,509,564	21,454	425,960	239,216	3,028,299
(382,553)	(865,244)	(3,467,643)	(7,944,336)	(560,785)	(1,216,457)	(2,926,148)	(5,387,609)

(323,813)	178,632	(3,219,885)	(2,550,597)	(532,346)	464,851	(2,669,860)	(2,084,235)

(1,632,118)	(1,637,271)	(19,299,908)	(23,681,128)	(26,707,693)	(30,395,295)	(21,020,039)	(9,435,164)

(1,945,230)	(1,243,997)	(24,426,592)	(6,298,934)	(24,525,302)	(5,950,004)	(21,579,497)	8,583,232

$24,217,789	$26,163,019	$255,312,267	$279,738,859	$322,226,609	$346,751,911	$234,227,819	$255,807,316

$633,693	$24,534	$2,893,143	$127,318	$2,637,528	$106,683	$884,772	$30,930

15,603	60,086	103,115	562,948	65,721	375,647	69,220	368,199
2,795	117,485	48,226	769,261	48,935	933,148	90,662	1,113,799

(170,900)	(377,920)	(980,498)	(2,434,037)	(1,019,298)	(2,429,088)	(842,687)	(1,721,641)

(152,502)	(200,349)	(829,157)	(1,101,828)	(904,642)	(1,120,293)	(682,805)	(239,643)

6,782	89,047	5,758	153,418	246	46,300	644	10,349
64	30,099	7,101	129,455	740	15,178	8,975	114,571
(44,481)	(97,240)	(180,820)	(410,213)	(19,449)	(43,767)	(110,606)	(196,943)

(37,635)	21,906	(167,961)	(127,340)	(18,463)	17,711	(100,987)	(72,023)

See accompanying Notes to Financial Statements.

35

Ultra Series Fund | June 30, 2018

Statements of Changes in Net Assets

	Mid Cap Fund		International Stock Fund

	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17

Net Assets at beginning of period	$202,649,040	$214,217,873	$40,773,442	$39,604,139
Increase (decrease) in net assets from operations:
Net investment income (loss)	(34,221)	(163,928)	468,322	484,574
Net realized gain	16,176,210	19,610,591	1,113,442	228,731
Net change in unrealized appreciation (depreciation)	(9,597,006)	10,329,405	(2,572,376)	7,552,307

Net increase (decrease) in net assets from operations	6,544,983	29,776,068	(990,612)	8,265,612
Distributions to shareholders from:
Net investment income
Class I	–	–	(13,447)	(333,652)
Class II	–	–	–	(140,056)
Net realized gains
Class I	(365,741)	(18,232,719)	–	–
Class II	(19,937)	(1,015,996)	–	–

Total distributions	(385,678)	(19,248,715)	(13,447)	(473,708)

Capital Stock transactions:
Class I Shares
Shares sold	951,842	8,585,574	345,696	620,534
Issued to shareholders in reinvestment of distributions	365,741	18,232,719	13,447	333,652
Shares redeemed	(17,808,959)	(47,769,566)	(2,503,290)	(5,488,645)

Net decrease from capital stock transactions	(16,491,376)	(20,951,273)	(2,144,147)	(4,534,459)

Class II Shares
Shares sold	1,429	296,716	11,323	425,059
Issued to shareholders in reinvestment of distributions	19,937	1,015,996	–	140,056
Shares redeemed	(1,207,437)	(2,457,625)	(1,485,052)	(2,653,257)

Net decrease from capital stock transactions	(1,186,071)	(1,144,913)	(1,473,729)	(2,088,142)

Total decrease from capital stock transactions	(17,677,447)	(22,096,186)	(3,617,876)	(6,622,601)

Total increase (decrease) in net assets	(11,518,142)	(11,568,833)	(4,621,935)	1,169,303

Net Assets at end of period	$191,130,898	$202,649,040	$36,151,507	$40,773,442

Undistributed net investment income (loss) included in net assets	$(34,221)	$–	$468,336	$13,461
Capital Share transactions:
Class I Shares
Shares sold	49,540	461,805	29,321	58,835
Issued to shareholders in reinvestment of distributions	18,385	964,367	1,154	28,685
Shares redeemed	(926,045)	(2,512,866)	(212,930)	(508,360)

Net decrease from capital shares transactions	(858,120)	(1,086,694)	(182,455)	(420,840)

Class II Shares
Shares sold	75	15,984	969	40,942
Issued to shareholders in reinvestment of distributions	1,024	54,813	–	12,069
Shares redeemed	(63,782)	(130,651)	(126,621)	(243,062)

Net decrease from capital shares transactions	(62,683)	(59,854)	(125,652)	(190,051)

See accompanying Notes to Financial Statements.

36

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$10.22		$9.74	$9.56	$10.22	$10.70	$10.45
Income from Investment Operations:
Net investment income	0.10		0.21	0.17 [1]	0.16 [1]	0.19 [1]	0.25 [1]
Net realized and unrealized gain (loss) on investments	(0.17)		0.77	0.36	(0.24)	0.46	0.55

Total from investment operations	(0.07)		0.98	0.53	(0.08)	0.65	0.80
Less Distributions From:
Net investment income	(0.01)		(0.22)	(0.20)	(0.20)	(0.25)	(0.27)
Capital gains	0.00	[6]	(0.28)	(0.15)	(0.38)	(0.88)	(0.28)

Total distributions	(0.01)		(0.50)	(0.35)	(0.58)	(1.13)	(0.55)
Net increase (decrease) in net asset value	(0.08)		0.48	0.18	(0.66)	(0.48)	0.25
Net Asset Value at end of period	$10.14		$10.22	$9.74	$9.56	$10.22	$10.70
Total Return (%)[2]	(0.70)[3]		10.17	5.48	(0.76)	6.03	7.61
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$112,050		$120,703	$121,351	$125,007	$156,054	$181,427
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.32	0.31	0.31
After waiver of expenses by Adviser (%)	0.22	[4]	0.22	0.22	0.22	0.27	0.31
Ratio of net investment income to average net assets (%)	1.97	[4]	2.06	1.71	1.53	1.71	2.27
Portfolio turnover (%)[5]	26	[3]	49	83	54	73	70

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$10.22		$9.73	$9.55	$10.20	$10.68	$10.43
Income from Investment Operations:
Net investment income	0.07		0.18	0.14 [1]	0.15 [1]	0.18 [1]	0.22 [1]
Net realized and unrealized gain (loss) on investments	(0.15)		0.78	0.36	(0.25)	0.43	0.55

Total from investment operations	(0.08)		0.96	0.50	(0.10)	0.61	0.77
Less Distributions From:
Net investment income	–		(0.19)	(0.17)	(0.17)	(0.21)	(0.24)
Capital gains	0.00	[6]	(0.28)	(0.15)	(0.38)	(0.88)	(0.28)

Total distributions	0.00	[6]	(0.47)	(0.32)	(0.55)	(1.09)	(0.52)
Net increase (decrease) in net asset value	(0.08)		0.49	0.18	(0.65)	(0.48)	0.25
Net Asset Value at end of period	$10.14		$10.22	$9.73	$9.55	$10.20	$10.68
Total Return (%)[2]	(0.82)[3]		9.90	5.21	(1.01)	5.77	7.34
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$25,995		$29,772	$31,116	$33,705	$37,837	$40,069
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.57	0.57	0.56	0.56
After waiver of expenses by Adviser (%)	0.47	[4]	0.47	0.47	0.47	0.51	0.56
Ratio of net investment income to average net assets (%)	1.71	[4]	1.78	1.42	1.46	1.65	2.04
Portfolio turnover (%)[5]	26	[3]	49	83	54	73	70

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

37

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND

	(unaudited)	Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$10.85	$10.18	$9.92	$10.92	$11.48	$10.11
Income from Investment Operations:
Net investment income	0.09	0.22	0.15 [1]	0.14 [1]	0.16 [1]	0.19 [1]
Net realized and unrealized gain (loss) on investments	(0.14)	1.29	0.58	(0.24)	0.62	1.39

Total from investment operations	(0.05)	1.51	0.73	(0.10)	0.78	1.58
Less Distributions From:
Net investment income	(0.00)[2]	(0.23)	(0.20)	(0.19)	(0.25)	(0.21)
Capital gains	(0.03)	(0.61)	(0.27)	(0.71)	(1.09)	–

Total distributions	(0.03)	(0.84)	(0.47)	(0.90)	(1.34)	(0.21)
Net increase (decrease) in net asset value	(0.08)	0.67	0.26	(1.00)	(0.56)	1.37
Net Asset Value at end of period	$10.77	$10.85	$10.18	$9.92	$10.92	$11.48
Total Return (%)[3]	(0.43)[4]	14.80	7.39	(0.93)	6.85	15.66
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$200,397	$217,301	$235,182	$245,807	$315,568	$370,954
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32 [5]	0.32	0.32	0.32	0.31	0.31
After waiver of expenses by Adviser (%)	0.22 [5]	0.22	0.22	0.22	0.27	0.31
Ratio of net investment income to average net assets (%)	1.64 [5]	1.80	1.49	1.30	1.37	1.75
Portfolio turnover (%)[6]	32 [4]	39	91	52	73	66

	(unaudited)	Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$10.83	$10.16	$9.90	$10.89	$11.45	$10.08
Income from Investment Operations:
Net investment income	0.05	0.16	0.12 [1]	0.15 [1]	0.18 [1]	0.16 [1]
Net realized and unrealized gain (loss) on investments	(0.10)	1.31	0.58	(0.27)	0.57	1.39

Total from investment operations	(0.05)	1.47	0.70	(0.12)	0.75	1.55
Less Distributions From:
Net investment income	–	(0.19)	(0.17)	(0.16)	(0.22)	(0.18)
Capital gains	(0.03)	(0.61)	(0.27)	(0.71)	(1.09)	–

Total distributions	(0.03)	(0.80)	(0.44)	(0.87)	(1.31)	(0.18)
Net increase (decrease) in net asset value	(0.08)	0.67	0.26	(0.99)	(0.56)	1.37
Net Asset Value at end of period	$10.75	$10.83	$10.16	$9.90	$10.89	$11.45
Total Return (%)[3]	(0.55)[4]	14.52	7.12	(1.18)	6.58	15.37
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,224	$26,764	$27,870	$30,763	$34,134	$34,965
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57 [5]	0.57	0.57	0.57	0.56	0.56
After waiver of expenses by Adviser (%)	0.47 [5]	0.47	0.47	0.47	0.51	0.56
Ratio of net investment income to average net assets (%)	1.37 [5]	1.54	1.18	1.36	1.49	1.49
Portfolio turnover (%)[6]	32 [4]	39	91	52	73	66

[1]	Based on average shares outstanding during the year.
[2]	Amounts represent less than $(0.005) per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

38

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND

	(unaudited)	Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$10.12	$9.30	$8.85	$10.25	$11.66	$9.75
Income from Investment Operations:
Net investment income	0.07	0.17	0.12 [1]	0.11 [1]	0.14 [1]	0.12 [1]
Net realized and unrealized gain (loss) on investments	(0.08)	1.54	0.66	(0.22)	0.72	2.07

Total from investment operations	(0.01)	1.71	0.78	(0.11)	0.86	2.19
Less Distributions From:
Net investment income	(0.00)[2]	(0.18)	(0.17)	(0.16)	(0.24)	(0.13)
Capital gains	(0.03)	(0.71)	(0.16)	(1.13)	(2.03)	(0.15)

Total distributions	(0.03)	(0.89)	(0.33)	(1.29)	(2.27)	(0.28)
Net increase (decrease) in net asset value	(0.04)	0.82	0.45	(1.40)	(1.41)	1.91
Net Asset Value at end of period	$10.08	$10.12	$9.30	$8.85	$10.25	$11.66
Total Return (%)[3]	(0.08)[4]	18.52	8.87	(1.14)	7.46	22.35
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$75,564	$84,217	$88,917	$90,245	$124,838	$149,514
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32 [5]	0.32	0.32	0.32	0.31	0.31
After waiver of expenses by Adviser (%)	0.22 [5]	0.22	0.22	0.22	0.27	0.31
Ratio of net investment income to average net assets (%)	1.33 [5]	1.57	1.34	1.08	1.13	1.07
Portfolio turnover (%)[6]	32 [4]	36	89	53	70	70

	(unaudited)	Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$10.09	$9.27	$8.82	$10.21	$11.62	$9.72
Income from Investment Operations:
Net investment income	0.06	0.15	0.13 [1]	0.17 [1]	0.17 [1]	0.09 [1]
Net realized and unrealized gain (loss) on investments	(0.08)	1.53	0.62	(0.30)	0.66	2.06

Total from investment operations	(0.02)	1.68	0.75	(0.13)	0.83	2.15
Less Distributions From:
Net investment income	–	(0.15)	(0.14)	(0.13)	(0.21)	(0.10)
Capital gains	(0.03)	(0.71)	(0.16)	(1.13)	(2.03)	(0.15)

Total distributions	(0.03)	(0.86)	(0.30)	(1.26)	(2.24)	(0.25)
Net increase (decrease) in net asset value	(0.05)	0.82	0.45	(1.39)	(1.41)	1.90
Net Asset Value at end of period	$10.04	$10.09	$9.27	$8.82	$10.21	$11.62
Total Return (%)[3]	(0.20)[4]	18.22	8.60	(1.39)	7.19	22.05
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,185	$2,267	$2,032	$1,681	$1,809	$1,911
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57 [5]	0.57	0.57	0.57	0.56	0.56
After waiver of expenses by Adviser (%)	0.47 [5]	0.47	0.47	0.47	0.51	0.56
Ratio of net investment income to average net assets (%)	1.11 [5]	1.53	1.42	1.64	1.45	0.81
Portfolio turnover (%)[6]	32 [4]	36	89	53	70	70

[1]	Based on average shares outstanding during the year.
[2]	Amounts represent less than $(0.005) per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

39

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

CORE BOND FUND

	(unaudited)	Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18	2017	2016	2015	2014		2013

Net Asset Value at beginning of period	$9.76	$9.75	$9.80	$10.14	$9.97		$10.55
Income from Investment Operations:
Net investment income	0.15	0.29	0.26 [1]	0.28 [1]	0.30	[1]	0.31 [1]
Net realized and unrealized gain (loss) on investments	(0.33)	0.02	(0.01)	(0.29)	0.20		(0.54)

Total from investment operations	(0.18)	0.31	0.25	(0.01)	0.50		(0.23)
Less Distributions From:
Net investment income	(0.01)	(0.30)	(0.30)	(0.33)	(0.33)		(0.35)

Net increase (decrease) in net asset value	(0.19)	0.01	(0.05)	(0.34)	0.17		(0.58)
Net Asset Value at end of period	$9.57	$9.76	$9.75	$9.80	$10.14		$9.97
Total Return (%)[2]	(1.83)[3]	3.11	2.67	(0.15)	5.09		(2.24)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$115,900	$129,429	$146,780	$173,927	$224,976		$270,289
Ratios of expenses to average net assets (%)	0.57 [4]	0.57	0.57	0.57	0.56		0.56
Ratio of net investment income to average net assets (%)	2.68 [4]	2.54	2.53	2.73	2.88		3.02
Portfolio turnover (%)[5]	15 [3]	16	39	25	17		14

	(unaudited)	Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18	2017	2016	2015	2014		2013

Net Asset Value at beginning of period	$9.73	$9.73	$9.78	$10.12	$9.95		$10.54
Income from Investment Operations:
Net investment income	0.08	0.22	0.23 [1]	0.25 [1]	0.27	[1]	0.29 [1]
Net realized and unrealized gain (loss) on investments	(0.27)	0.06	–	(0.29)	0.21		(0.56)

Total from investment operations	(0.19)	0.28	0.23	(0.04)	0.48		(0.27)
Less Distributions From:
Net investment income	–	(0.28)	(0.28)	(0.30)	(0.31)		(0.32)

Net increase (decrease) in net asset value	(0.19)	–	(0.05)	(0.34)	0.17		(0.59)
Net Asset Value at end of period	$9.54	$9.73	$9.73	$9.78	$10.12		$9.95
Total Return (%)[2]	(1.95)[3]	2.85	2.41	(0.40)	4.83		(2.49)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$32,082	$35,252	$38,165	$44,151	$47,162		$46,991
Ratios of expenses to average net assets (%)	0.82 [4]	0.82	0.82	0.82	0.81		0.81
Ratio of net investment income to average net assets (%)	2.43 [4]	2.29	2.28	2.48	2.62		2.77
Portfolio turnover (%)[5]	15 [3]	16	39	25	17		14

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

40

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND

	(unaudited)	Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18	2017	2016		2015	2014	2013

Net Asset Value at beginning of period	$8.66	$8.56	$8.05		$8.78	$9.22	$9.37
Income from Investment Operations:
Net investment income	0.24	0.47	0.42	[1]	0.47 [1]	0.49 [1]	0.52 [1]
Net realized and unrealized gain (loss) on investments	(0.34)	0.08	0.55		(0.68)	(0.33)	(0.01)

Total from investment operations	(0.10)	0.55	0.97		(0.21)	0.16	0.51
Less Distributions From:
Net investment income	(0.01)	(0.45)	(0.46)		(0.52)	(0.60)	(0.66)

Net increase (decrease) in net asset value	(0.11)	0.10	0.51		(0.73)	(0.44)	(0.15)
Net Asset Value at end of period	$8.55	$8.66	$8.56		$8.05	$8.78	$9.22
Total Return (%)[2]	(1.10)[3]	6.32	12.15		(2.47)	1.74	5.49
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$19,046	$20,601	$22,093		$23,975	$30,455	$43,622
Ratios of expenses to average net assets (%)	0.77 [4]	0.77	0.77		0.77	0.76	0.76
Ratio of net investment income to average net assets (%)	5.12 [4]	4.72	4.91		5.23	5.12	5.42
Portfolio turnover (%)[5]	18 [3]	39	58		27	53	32

	(unaudited)	Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18	2017	2016		2015	2014	2013

Net Asset Value at beginning of period	$8.67	$8.57	$8.05		$8.79	$9.23	$9.37
Income from Investment Operations:
Net investment income	0.16	0.43	0.40	[1]	0.44 [1]	0.46 [1]	0.50 [1]
Net realized and unrealized gain (loss) on investments	(0.27)	0.09	0.56		(0.68)	(0.33)	–

Total from investment operations	(0.11)	0.52	0.96		(0.24)	0.13	0.50
Less Distributions From:
Net investment income	(0.00)[6]	(0.42)	(0.44)		(0.50)	(0.57)	(0.64)

Net increase (decrease) in net asset value	(0.11)	0.10	0.52		(0.74)	(0.44)	(0.14)
Net Asset Value at end of period	$8.56	$8.67	$8.57		$8.05	$8.79	$9.23
Total Return (%)[2]	(1.23)[3]	6.06	11.87		(2.71)	1.48	5.23
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,172	$5,562	$5,314		$5,943	$6,685	$6,906
Ratios of expenses to average net assets (%)	1.02 [4]	1.02	1.02		1.02	1.01	1.01
Ratio of net investment income to average net assets (%)	4.87 [4]	4.47	4.66		4.98	4.88	5.17
Portfolio turnover (%)[5]	18 [3]	39	58		27	53	32

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

41

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND

	(unaudited)	Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$19.55	$18.40	$18.64	$20.30	$20.76	$18.29
Income from Investment Operations:
Net investment income	0.23	0.45	0.44 [1]	0.46 [1]	0.47 [1]	0.46 [1]
Net realized and unrealized gain (loss) on investments	(0.53)	2.00	1.24	(0.43)	1.02	2.48

Total from investment operations	(0.30)	2.45	1.68	0.03	1.49	2.94
Less Distributions From:
Net investment income	(0.01)	(0.45)	(0.49)	(0.52)	(0.52)	(0.47)
Capital gains	(0.07)	(0.85)	(1.43)	(1.17)	(1.43)	–

Total distributions	(0.08)	(1.30)	(1.92)	(1.69)	(1.95)	(0.47)
Net increase (decrease) in net asset value	(0.38)	1.15	(0.24)	(1.66)	(0.46)	2.47
Net Asset Value at end of period	$19.17	$19.55	$18.40	$18.64	$20.30	$20.76
Total Return (%)[2]	(1.49)[3]	13.31	8.99	0.11	7.12	16.07
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$218,779	$239,212	$245,490	$267,001	$327,951	$378,807
Ratios of expenses to average net assets (%)	0.72 [4]	0.72	0.72	0.72	0.71	0.71
Ratio of net investment income to average net assets (%)	2.22 [4]	2.13	2.25	2.27	2.20	2.31
Portfolio turnover (%)[5]	14 [3]	16	34	21	24	17

	(unaudited)	Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$19.41	$18.31	$18.57	$20.23	$20.71	$18.26
Income from Investment Operations:
Net investment income	0.16	0.37	0.39 [1]	0.41 [1]	0.41 [1]	0.41 [1]
Net realized and unrealized gain (loss) on investments	(0.47)	2.00	1.23	(0.42)	1.02	2.47

Total from investment operations	(0.31)	2.37	1.62	(0.01)	1.43	2.88
Less Distributions From:
Net investment income	–	(0.42)	(0.45)	(0.48)	(0.48)	(0.43)
Capital gains	(0.07)	(0.85)	(1.43)	(1.17)	(1.43)	–

Total distributions	(0.07)	(1.27)	(1.88)	(1.65)	(1.91)	(0.43)
Net increase (decrease) in net asset value	(0.38)	1.10	(0.26)	(1.66)	(0.48)	2.45
Net Asset Value at end of period	$19.03	$19.41	$18.31	$18.57	$20.23	$20.71
Total Return (%)[2]	(1.61)[3]	13.03	8.72	(0.14)	6.85	15.78
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$36,534	$40,526	$40,548	$39,894	$44,772	$43,601
Ratios of expenses to average net assets (%)	0.97 [4]	0.97	0.97	0.97	0.96	0.96
Ratio of net investment income to average net assets (%)	1.97 [4]	1.88	1.99	2.02	1.95	2.05
Portfolio turnover (%)[5]	14 [3]	16	34	21	24	17

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

42

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$28.48		$26.56	$27.06	$33.10	$34.76	$27.12
Income from Investment Operations:
Net investment income	0.24		0.69	0.42 [1]	0.35 [1]	0.43 [1]	0.48 [1]
Net realized and unrealized gain (loss) on investments	0.05		3.60	3.13	(1.18)	3.97	7.67

Total from investment operations	0.29		4.29	3.55	(0.83)	4.40	8.15
Less Distributions From:
Net investment income	(0.01)		(0.69)	(0.44)	(0.40)	(0.51)	(0.51)
Capital gains	(0.12)		(1.68)	(3.61)	(4.81)	(5.55)	–

Total distributions	(0.13)		(2.37)	(4.05)	(5.21)	(6.06)	(0.51)
Net increase (decrease) in net asset value	0.16		1.92	(0.50)	(6.04)	(1.66)	7.64
Net Asset Value at end of period	$28.64		$28.48	$26.56	$27.06	$33.10	$34.76
Total Return (%)[2]	0.99	[3]	16.23	13.01	(2.68)	12.41	30.07
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$317,185		$341,213	$347,993	$365,385	$491,416	$576,731
Ratios of expenses to average net assets (%)	0.62	[4]	0.62	0.62	0.62	0.61	0.61
Ratio of net investment income to average net assets (%)	1.57	[4]	2.28	1.50	1.09	1.18	1.53
Portfolio turnover (%)[5]	39	[3]	77	93	90	82	32

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$28.17		$26.32	$26.87	$32.93	$34.64	$27.05
Income from Investment Operations:
Net investment income	0.14		0.65	0.34 [1]	0.27 [1]	0.34 [1]	0.40 [1]
Net realized and unrealized gain (loss) on investments	0.11		3.52	3.11	(1.17)	3.94	7.64

Total from investment operations	0.25		4.17	3.45	(0.90)	4.28	8.04
Less Distributions From:
Net investment income	–		(0.64)	(0.39)	(0.35)	(0.44)	(0.45)
Capital gains	(0.12)		(1.68)	(3.61)	(4.81)	(5.55)	–

Total distributions	(0.12)		(2.32)	(4.00)	(5.16)	(5.99)	(0.45)
Net increase (decrease) in net asset value	0.13		1.85	(0.55)	(6.06)	(1.71)	7.59
Net Asset Value at end of period	$28.30		$28.17	$26.32	$26.87	$32.93	$34.64
Total Return (%)[2]	0.87	[3]	15.94	12.73	(2.92)	12.13	29.74
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,042		$5,539	$4,709	$5,509	$6,700	$6,875
Ratios of expenses to average net assets (%)	0.87	[4]	0.87	0.87	0.87	0.86	0.86
Ratio of net investment income to average net assets (%)	1.32	[4]	2.08	1.24	0.84	0.93	1.28
Portfolio turnover (%)[5]	39	[3]	77	93	90	82	32
[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

43

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$26.54		$24.84	$25.12	$27.27	$28.76	$24.09
Income from Investment Operations:
Net investment income	0.10		0.22	0.20 [1]	0.28 [1]	0.19 [1]	0.17 [1]
Net realized and unrealized gain (loss) on investments	0.11		5.32	1.23	0.64	3.32	7.17

Total from investment operations	0.21		5.54	1.43	0.92	3.51	7.34
Less Distributions From:
Net investment income	(0.00)[2]		(0.22)	(0.22)	(0.32)	(0.20)	(0.18)
Capital gains	(0.30)		(3.62)	(1.49)	(2.75)	(4.80)	(2.49)

Total distributions	(0.30)		(3.84)	(1.71)	(3.07)	(5.00)	(2.67)
Net increase (decrease) in net asset value	(0.09)		1.70	(0.28)	(2.15)	(1.49)	4.67
Net Asset Value at end of period	$26.45		$26.54	$24.84	$25.12	$27.27	$28.76
Total Return (%)[3]	0.79	[4]	22.28	5.74	3.26	12.13	30.51
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$213,526		$232,362	$223,450	$251,524	$305,800	$359,959
Ratios of expenses to average net assets (%)	0.82	[5]	0.82	0.82	0.82	0.81	0.81
Ratio of net investment income to average net assets (%)	0.74	[5]	0.75	0.80	1.02	0.63	0.62
Portfolio turnover (%)[6]	52	[4]	22	13	19	33	50

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18		2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$26.22		$24.60	$24.92	$27.10	$28.63	$24.02
Income from Investment Operations:
Net investment income	0.03		0.14	0.14 [1]	0.21 [1]	0.11 [1]	0.10 [1]
Net realized and unrealized gain (loss) on investments	0.15		5.28	1.21	0.63	3.32	7.13

Total from investment operations	0.18		5.42	1.35	0.84	3.43	7.23
Less Distributions From:
Net investment income	–		(0.18)	(0.18)	(0.27)	(0.16)	(0.13)
Capital gains	(0.30)		(3.62)	(1.49)	(2.75)	(4.80)	(2.49)

Total distributions	(0.30)		(3.80)	(1.67)	(3.02)	(4.96)	(2.62)
Net increase (decrease) in net asset value	(0.12)		1.62	(0.32)	(2.18)	(1.53)	4.61
Net Asset Value at end of period	$26.10		$26.22	$24.60	$24.92	$27.10	$28.63
Total Return (%)[3]	0.66	[4]	21.98	5.47	3.00	11.85	30.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,702		$23,445	$23,774	$27,749	$32,168	$33,983
Ratios of expenses to average net assets (%)	1.07	[5]	1.07	1.07	1.07	1.06	1.06
Ratio of net investment income to average net assets (%)	0.49	[5]	0.50	0.55	0.77	0.38	0.37
Portfolio turnover (%)[6]	52	[4]	22	13	19	33	50

[1]	Based on average shares outstanding during the year.
[2]	Amount represents less than $(0.005) per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

44

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND

	(unaudited)	Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$18.97	$18.11	$17.65	$19.30	$21.76	$17.09
Income from Investment Operations:
Net investment income (loss)	–	(0.01)	0.01 [1]	(0.05)[1]	0.02 [1]	0.00 [1,2]
Net realized and unrealized gain on investments	0.65	2.85	2.22	0.27	2.13	5.00

Total from investment operations	0.65	2.84	2.23	0.22	2.15	5.00
Less Distributions From:
Net investment income	–	–	(0.00)[2]	(0.01)	(0.01)	(0.00)[2]
Capital gains	(0.04)	(1.98)	(1.77)	(1.86)	(4.60)	(0.33)

Total distributions	(0.04)	(1.98)	(1.77)	(1.87)	(4.61)	(0.33)
Net increase (decrease) in net asset value	0.61	0.86	0.46	(1.65)	(2.46)	4.67
Net Asset Value at end of period	$19.58	$18.97	$18.11	$17.65	$19.30	$21.76
Total Return (%)[3]	3.40 [4]	15.74	12.84	1.04	9.82	29.28
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$181,501	$192,140	$203,076	$220,979	$286,704	$381,703
Ratios of expenses to average net assets (%)	0.92 [5]	0.92	0.92	0.92	0.91	0.91
Ratio of net investment income to average net assets (%)	(0.02)[5]	(0.07)	0.04	(0.24)	0.10	(0.01)
Portfolio turnover (%)[6]	9 [4]	22	21	28	35	28

	(unaudited)	Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$18.59	$17.83	$17.44	$19.13	$21.65	$17.05
Income from Investment Operations:
Net investment loss	(0.06)	(0.08)	(0.04)[1]	(0.09)[1]	(0.03)[1]	(0.05)[1]
Net realized and unrealized gain on investments	0.68	2.82	2.20	0.26	2.11	4.98

Total from investment operations	0.62	2.74	2.16	0.17	2.08	4.93
Less Distributions From:
Capital gains	(0.04)	(1.98)	(1.77)	(1.86)	(4.60)	(0.33)

Total distributions	(0.04)	(1.98)	(1.77)	(1.86)	(4.60)	(0.33)
Net increase (decrease) in net asset value	0.58	0.76	0.39	(1.69)	(2.52)	4.60
Net Asset Value at end of period	$19.17	$18.59	$17.83	$17.44	$19.13	$21.65
Total Return (%)[3]	3.27 [4]	15.45	12.55	0.79	9.55	28.95
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,630	$10,509	$11,142	$12,710	$15,067	$15,762
Ratios of expenses to average net assets (%)	1.17 [5]	1.17	1.17	1.17	1.17	1.16
Ratio of net investment income to average net assets (%)	(0.27)[5]	(0.32)	(0.21)	(0.49)	(0.15)	(0.26)
Portfolio turnover (%)[6]	9 [4]	22	21	28	35	28

[1]	Based on average shares outstanding during the year.
[2]	Amounts represent less than $(0.005) per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

45

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND

	(unaudited)	Year Ended December 31,

CLASS I	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$11.73	$9.69	$10.16	$10.77	$12.99	$10.78
Income from Investment Operations:
Net investment income	0.17	0.17	0.18 [1]	0.19 [1]	0.27 [1]	0.16 [1]
Net realized and unrealized gain (loss) on investments	(0.48)	2.01	(0.47)	(0.56)	(1.10)	2.07

Total from investment operations	(0.31)	2.18	(0.29)	(0.37)	(0.83)	2.23
Less Distributions From:
Net investment income	(0.01)	(0.14)	(0.18)	(0.22)	(0.47)	(0.02)
Capital gains	–	–	–	(0.02)	(0.92)	–

Total distributions	(0.01)	(0.14)	(0.18)	(0.24)	(1.39)	(0.02)
Net increase (decrease) in net asset value	(0.32)	2.04	(0.47)	(0.61)	(2.22)	2.21
Net Asset Value at end of period	$11.41	$11.73	$9.69	$10.16	$10.77	$12.99
Total Return (%)[2]	(2.66)[3]	22.54	(2.91)	(3.45)	(6.76)	20.76
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$24,689	$27,516	$26,809	$32,560	$38,826	$75,808
Ratios of expenses to average net assets (%)	1.17 [4]	1.17	1.17	1.17	1.17	1.21
Ratio of net investment income to average net assets (%)	2.49 [4]	1.27	1.84	1.70	2.09	1.37
Portfolio turnover (%)[5]	15 [3]	28	98	23	103	39

	(unaudited)	Year Ended December 31,

CLASS II	Six-Months Ended 6/30/18	2017	2016	2015	2014	2013

Net Asset Value at beginning of period	$11.67	$9.65	$10.14	$10.74	$12.96	$10.76
Income from Investment Operations:
Net investment income	0.10	0.08	0.16 [1]	0.16 [1]	0.22 [1]	0.13 [1]
Net realized and unrealized gain (loss) on investments	(0.42)	2.06	(0.49)	(0.55)	(1.08)	2.07

Total from investment operations	(0.32)	2.14	(0.33)	(0.39)	(0.86)	2.20
Less Distributions From:
Net investment income	–	(0.12)	(0.16)	(0.19)	(0.44)	(0.00)[6]
Capital gains	–	–	–	(0.02)	(0.92)	–

Total distributions	–	(0.12)	(0.16)	(0.21)	(1.36)	(0.00)[6]
Net increase (decrease) in net asset value	(0.32)	2.02	(0.49)	(0.60)	(2.22)	2.20
Net Asset Value at end of period	$11.35	$11.67	$9.65	$10.14	$10.74	$12.96
Total Return (%)[2]	(2.78)[3]	22.24	(3.16)	(3.69)	(6.99)	20.45
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,463	$13,257	$12,796	$14,641	$16,174	$19,134
Ratios of expenses to average net assets (%)	1.42 [4]	1.42	1.42	1.42	1.42	1.46
Ratio of net investment income to average net assets (%)	2.22 [4]	1.02	1.58	1.43	1.72	1.10
Portfolio turnover (%)[5]	15 [3]	28	98	23	103	39

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2018

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company. The Trust is a series trust with, at the end of the period covered by this report, 14 investment portfolios (individually, a “fund,” and collectively, the “funds”), each with different investment objectives and policies. The funds reported within this book at the end of the period were the Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and International Stock Fund (collectively, the “Core Funds”), and the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds”).

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All funds offer Class I and II shares. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group”). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”). The Investment Adviser, in turn, has entered into a subadvisory agreement with a subadviser (“Subadviser”) for the management of the investments of the International Stock Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: The Trust and each series of the Trust referred to individually as a fund values securities and other investments as follows: Equity securities, including American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply

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and demand, tax code and regulatory environment. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund’s investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement

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parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the fund is informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2018, none of the funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments.” The International Stock Fund and Large Cap Value Fund had net realized gains from foreign currency transactions.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the

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difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2018, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At June 30, 2018, there were no illiquid securities held in the funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when- issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2018, none of the funds had entered into such transactions.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of presentations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the

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asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended June 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2018, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2018, in valuing the funds’ investments carried at fair value:

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/18

Conservative Allocation
Investment Companies	$137,839,901	$–	$–	$137,839,901
Collateral for Securities on Loan	2,734,968	–	–	2,734,968

	140,574,869	–	–	140,574,869
Moderate Allocation
Investment Companies	223,265,009	–	–	223,265,009
Collateral for Securities on Loan	5,654,383	–	–	5,654,383

	228,919,392	–	–	228,919,392
Aggressive Allocation
Investment Companies	77,646,861	–	–	77,646,861
Collateral for Securities on Loan	10,029,855	–	–	10,029,855

	87,676,716	–	–	87,676,716
Core Bond
Asset Backed Securities	–	6,002,456	–	6,002,456
Collateralized Mortgage Obligations	–	3,220,395	–	3,220,395
Commercial Mortgage-Backed Securities	–	2,961,596	–	2,961,596
Corporate Notes and Bonds	–	51,001,292	–	51,001,292
Long Term Municipal Bonds	–	6,849,090	–	6,849,090
Mortgage Backed Securities	–	39,702,939	–	39,702,939
U.S. Government and Agency Obligations	–	34,959,271	–	34,959,271
Short-Term Investments	1,404,440	–	–	1,404,440
Collateral for Securities on Loan	204,330	–	–	204,330

	1,608,770	144,697,039	–	146,305,809
High Income
Corporate Notes and Bonds	–	22,410,572	–	22,410,572
Short-Term Investments	1,524,078	–	–	1,524,078
Collateral for Securities on Loan	2,376,768	–	–	2,376,768

	3,900,846	22,410,572	–	26,311,418

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2018

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/18

Diversified Income
Common Stocks	$162,586,044	$–	$–	$162,586,044
Asset Backed Securities	–	3,270,913	–	3,270,913
Collateralized Mortgage Obligations	–	3,045,569	–	3,045,569
Commercial Mortgage-Backed Securities	–	1,406,152	–	1,406,152
Corporate Notes and Bonds	–	31,156,669	–	31,156,669
Long Term Municipal Bonds	–	6,629,360	–	6,629,360
Mortgage Backed Securities	–	21,649,359	–	21,649,359
U.S. Government and Agency Obligations	–	19,082,368	–	19,082,368
Short-Term Investments	5,372,647	–	–	5,372,647
Collateral for Securities on Loan	204,330	–	–	204,330

	168,163,021	86,240,390	–	254,403,411
Large Cap Value
Common Stocks	309,720,765	–	–	309,720,765
Short-Term Investments	8,168,570	–	–	8,168,570
Collateral for Securities on Loan	1,359,276	–	–	1,359,276

	319,248,611	–	–	319,248,611
Large Cap Growth
Common Stocks	222,876,738	–	–	222,876,738
Short-Term Investments	12,721,036	–	–	12,721,036

	235,597,774	–	–	235,597,774
Mid Cap
Common Stocks	178,302,234	–	–	178,302,234
Short-Term Investments	12,977,309	–	–	12,977,309

	191,279,543	–	–	191,279,543
International Stock
Common Stocks
Australia	–	1,026,704	–	1,026,704
Belgium	–	579,319	–	579,319
Brazil	–	363,583	–	363,583
Canada	–	1,719,960	–	1,719,960
Denmark	–	478,648	–	478,648
Finland	–	494,584	–	494,584
France	–	3,981,560	–	3,981,560
Germany	–	1,523,753	–	1,523,753
India	333,004	–	–	333,004
Ireland	1,320,197	717,833	–	2,038,030
Israel	–	12,592	–	12,592
Japan	–	6,189,701	–	6,189,701
Luxembourg	–	287,722	–	287,722
Netherlands	–	2,338,869	–	2,338,869
Norway	–	1,022,516	–	1,022,516
Singapore	–	757,466	–	757,466
Spain	–	500,383	–	500,383
Sweden	–	1,306,478	–	1,306,478
Switzerland	–	2,479,057	–	2,479,057
Taiwan	343,664	–	–	343,664
Turkey	–	395,371	–	395,371

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Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/18

International Stock - continued
Common Stocks
United Kingdom	$768,152	$5,531,592	$–	$6,299,744
Preferred Stocks	–	277,361	–	277,361
Short-Term Investments	1,455,756	–	–	1,455,756
Collateral for Securities on Loan	469,859	–	–	469,859

	4,690,632	31,985,052	–	36,675,684

[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying Funds held in the Conservative, Moderate and Aggressive allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Funds website or visit the Securities and Exchange Commission website http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows.

The following table presents the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018:

	Derivatives not accounted for as
Fund	hedging Instruments	Realized Gain (Loss) on Derivatives:	Change in Unrealized Depreciation on Derivatives

Core Bond	Equity contracts, Options purchased	$38,613	$ –
	Equity contracts, Options written	(35,138)	–

The average volume (based on the open positions at each month-end) of derivative activity during the period ended June 30, 2018:

Fund	Options Purchased Contracts(1)	Options Written Contracts(1)

Core Bond	8	8

(1)Number of Contracts

Management has determined that there is no impact on the financial statements of the other funds held in the Trust as they currently do not hold derivative financial instruments.

Recently Issued Accounting Pronouncements. In March 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is still evaluating the impacts this ASU will have on the financial statements.

3. MANAGEMENT, DISTRIBUTION AGREEMENTS AND OTHER EXPENSES

Management Agreement: For services under the Management Agreement, the Investment Adviser is entitle to receive a management fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets of each fund as follows as of June 30, 2018:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.30%	Diversified Income	0.70%
Moderate Allocation	0.30%	Large Cap Value	0.60%
Aggressive Allocation	0.30%	Large Cap Growth	0.80%
Core Bond	0.55%	Mid Cap	0.90%
High Income	0.75%	International Stock	1.15%

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The Management Agreement requires the Investment Adviser to provide or arrange to provide overall management of the funds, including but not limited to, investment advisory services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services.

The Investment Adviser is solely responsible for the payment of all fees to the Subadviser. Lazard Asset Management LLC served as the subadvisor for the International Stock Fund. The Investment Adviser manages the Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and the Target Allocation Funds.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the funds. Effective July 1, 2014, the Investment Adviser contractually agreed to waive a portion (0.10%) of its management fee of the Target Allocation Funds, which waiver is in effect until at least April 30, 2019. For the period ended June 30, 2018, the waivers were as follows:

Waived Fees or Expenses*

Fund	Class I	Class II	Total Waivers
Conservative Allocation	$57,400	$13,753	$71,153
Moderate Allocation	104,001	12,229	116,230
Aggressive Allocation	40,150	1,116	41,266

*The Investment Adviser does not have the right to recoup these waived fees.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each fund’s daily net assets.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. MFD does not have the right to recoup these waived fees.

Other Expenses: In addition to the management fee noted above, the Trust is responsible to pay the following expenses: expenses for independent audits; fees and expenses of the independent trustees and their independent counsel; brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; costs of borrowing money, overdrafts (if any) and any potential taxes owed; and extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the independent trustees.

Audit and trustees fees are broken out separately from “other expenses” on the Statement of Operations.

Certain officers and trustees of the Trust are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. The Nominating and Governance Committee of the Board may change trustee fees paid at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

5. SECURITIES TRANSACTIONS

For the period ended June 30, 2018, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

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	U.S. Government Securities		Other Investment Securities

Fund	Purchases	Sales	Purchases	Sales

Conservative Allocation	$–	$–	$36,357,491	$48,210,062
Moderate Allocation	–	–	73,311,293	97,965,976
Aggressive Allocation	–	–	25,803,092	36,341,016
Core Bond	8,762,333	18,973,554	13,548,578	13,360,936
High Income	–	–	4,057,978	4,515,400
Diversified Income	5,769,089	14,511,093	30,784,693	40,211,719
Large Cap Value	–	–	128,252,119	161,725,135
Large Cap Growth	–	–	123,957,305	151,360,853
Mid Cap	–	–	16,206,139	36,812,799
International Stock	–	–	5,628,248	9,379,588

6. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or other assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund’s assets. By writing a call option, the fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

7. FOREIGN SECURITIES

Each fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their

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agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the funds have reclaimed receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

8. SECURITIES LENDING

The Ultra Funds’ board has recently re-authorized the funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. Government securities, initially equal to at least 102% of the value of the securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default.

As of June 30, 2018, some of the fund’s had securities on loan to brokers/dealers, for which each such fund’s received cash collateral. In addition the fund’s received non-cash collateral securities consisting of U.S Equity securities as follows:

Market Value

Conservative Allocation Fund	$1,360,282
Moderate Allocation Fund	3,897,894
Aggressive Allocation Fund	1,750,287
Large Cap Growth Fund	491,850

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018:

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2018

Remaining Contractual Maturity of the Agreements As of June 30, 2018

	Continuous and Overnight	Up to 30 days	30 - 90 days	Greater than 90 days	Total

Securities Lending Transactions
Conservative Allocation Fund
Investment Companies	$2,734,968	$–	$–	$–	$2,734,968
Moderate Allocation Fund
Investment Companies	5,654,383	–	–	–	5,654,383
Aggressive Allocation Fund
Investment Companies	10,029,855	–	–	–	10,029,855
Core Bond Fund
Corporate Notes and Bonds	204,330	–	–	–	204,330
High Income Fund
Corporate Notes and Bonds	2,376,768	–	–	–	2,376,768
Diversified Income Fund
Corporate Notes and Bonds	204,330	–	–	–	204,330
Large Cap Value Fund
Common Stock	1,359,276	–	–	–	1,359,276
International Stock Fund
Common Stock	469,859	–	–	–	469,859

9. FEDERAL INCOME TAX INFORMATION

It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2018. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2014 through December 31, 2017.

For federal income tax purposes, the funds listed below have capital loss carryforwards as of December 31, 2017, which are available to offset future capital gains, if any, realized through the fiscal year listed:

Fund	2018	No Expiration Date Short Term	No Expiration Date Long Term

Core Bond	$346,309	$36,915	$–
International Stock	1,312,565	865,856	5,274,010

The capital loss carryover for the International Stock Fund is subject to certain limitations upon availability, to offset future gains, pursuant to Section 382 of the Internal Revenue Code.

At June 30, 2018, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net

Conservative Allocation	$6,220,854	$1,764,857	$4,455,997
Moderate Allocation	20,388,712	1,948,447	18,440,265
Aggressive Allocation	10,048,435	733,831	9,314,604
Core Bond	2,369,464	3,368,012	(998,548)
High Income	323,442	564,201	(240,759)

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2018

Fund	Appreciation	Depreciation	Net

Diversified Income	$49,584,297	$4,879,173	$44,705,124
Large Cap Value	50,264,853	4,205,019	46,059,834
Large Cap Growth	47,927,540	2,687,791	45,239,749
Mid Cap	73,670,549	1,602,756	72,067,793
International Stock	5,605,147	1,576,408	4,028,739

The differences between the book unrealized amounts reflected in the Statement of Assets and Liabilities and tax unrealized amounts (shown above) are due to the tax deferral of losses on wash sales.

10. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2018

policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2018, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Target Allocation Funds invest in Underlying Funds, such as the Madison Funds, which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). Madison Funds’ historical financial information is available to you at no cost on the Securities and Exchange Commission’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2018 follows:

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Ultra Series Fund | Notes to Financial Statements (unaudited) - concluded | June 30, 2018

Fund/Underlying Fund	Balance Value as of 12/31/17	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciaton (Depreciation	Value at 6/30/18	Shares	Dividend Income	Capital Gains Distributions Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class Y	$33,640,397	$–	$–	$–	$(1,078,650)	$32,561,747	3,370,781	$429,552	$429,552
Madison Corporate Bond Fund Class Y	10,260,871	–	(799,281)	(5,750)	(474,831)	8,981,009	814,974	143,289	143,289
Madison Dividend Income Fund Class Y	10,703,348	243,996	(1,257,700)	219,332	(438,745)	9,470,231	362,566	88,242	88,242
Madison Investors Fund Class Y	10,662,079	150,000	(796,927)	91,154	3,959	10,110,265	438,243	–	–
Madison Mid Cap Fund Class Y	2,365,565	–	(1,423,057)	313,845	(239,423)	1,016,930	99,797	–	–

Totals	$67,632,260	$393,996	$(4,276,965)	$618,581	$(2,227,690)	$62,140,182		$661,083	$661,083

Moderate Allocation Fund
Madison Core Bond Fund Class Y	$42,598,706	$–	$(2,997,726)	$(142,932)	$(1,201,257)	$38,256,791	3,960,330	520,744	$520,744
Madison Corporate Bond Fund Class Y	5,062,324	–	–	–	(240,647)	4,821,677	437,539	71,695	71,695
Madison Dividend Income Fund Class Y	28,866,751	122,924	(4,208,452)	733,358	(1,287,626)	24,226,955	927,525	236,115	236,115
Madison Investors Fund Class Y	28,749,850	–	(3,966,606)	786,510	(507,832)	25,061,922	1,086,343	–	–
Madison Large Cap Value Fund Class Y	7,757,239	–	(501,186)	19,422	45,051	7,320,526	496,307	–	–
Madison Mid Cap Fund Class Y	4,849,948	–	(1,751,756)	398,613	(228,395)	3,268,410	320,747	–	–

Totals	$117,884,818	$122,924	$(13,425,726)	$1,794,971	$(3,420,706)	$102,956,281		$828,554	$828,554

Aggressive Allocation Fund
Madison Core Bond Fund Class Y	$8,393,210	$–	$(1,001,037)	$(48,405)	$(214,581)	$7,129,187	738,011	$100,579	$100,579
Madison Dividend Income Fund Class Y	11,553,878	51,628	(1,901,249)	302,107	(528,884)	9,477,480	362,844	95,907	95,907
Madison Investors Fund Class Y	11,490,182	–	(2,002,361)	604,380	(497,396)	9,594,805	415,900	–	–
Madison Large Cap Value Fund Class Y	4,259,230	–	(250,170)	340	34,256	4,043,656	274,146	–	–
Madison Mid Cap Fund Class Y	4,230,159	–	(1,641,406)	348,458	(228,885)	2,708,326	265,783	–	–

Totals	$39,926,659	$51,628	$(6,796,223)	$1,206,880	$(1,435,490)	$32,953,454		$196,486	$196,486

1Distributions received include distributions from net investment income and from capital gains from the underlying funds.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

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Ultra Series Fund | June 30, 2018

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include management fees; 12b-1 fees (Class II only); disinterested trustee fees and expenses; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2018. Expenses paid during the period in the table below are equal to each fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	ACTUAL EXPENSES

	CLASS I				CLASS II

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Conservative Allocation*	$1,000	$993.00	0.22%	$1.09	$991.80	0.47%	$2.32
Moderate Allocation*	1,000	995.70	0.22%	1.09	994.50	0.47%	2.32
Aggressive Allocation*	1,000	999.20	0.22%	1.09	998.00	0.47%	2.33
Core Bond	1,000	981.70	0.57%	2.80	980.50	0.82%	4.03
High Income	1,000	989.00	0.77%	3.80	987.70	1.02%	5.03
Diversified Income	1,000	985.10	0.72%	3.54	983.90	0.97%	4.77
Large Cap Value	1,000	1,009.90	0.62%	3.09	1,008.70	0.87%	4.33
Large Cap Growth	1,000	1,007.90	0.82%	4.08	1,006.60	1.07%	5.32
Mid Cap	1,000	1,034.00	0.92%	4.64	1,032.70	1.17%	5.90
International Stock	1,000	973.40	1.17%	5.72	972.20	1.42%	6.94

* The annual expense ratio does not include the expenses of the underlying funds.

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Ultra Series Fund | Other Information (unaudited) - continued | June 30, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	HYPOTHETICAL EXPENSES

	CLASS I				CLASS II

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Conservative Allocation*	$1,000	$1,023.70	0.22%	$1.10	$1,022.46	0.47%	$2.36
Moderate Allocation*	1,000	1,023.70	0.22%	1.10	1,022.46	0.47%	2.36
Aggressive Allocation*	1,000	1,023.70	0.22%	1.10	1,022.46	0.47%	2.36
Core Bond	1,000	1,021.97	0.57%	2.86	1,020.73	0.82%	4.11
High Income	1,000	1,020.98	0.77%	3.86	1,019.74	1.02%	5.11
Diversified Income	1,000	1,021.22	0.72%	3.61	1,019.98	0.97%	4.86
Large Cap Value	1,000	1,021.72	0.62%	3.11	1,020.48	0.87%	4.36
Large Cap Growth	1,000	1,020.73	0.82%	4.11	1,019.49	1.07%	5.36
Mid Cap	1,000	1,020.23	0.92%	4.61	1,018.99	1.17%	5.86
International Stock	1,000	1,018.99	1.17%	5.86	1,017.75	1.42%	7.10

* The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost by calling 1-800-877-6089, or on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q and other information about the Trust are available on the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost by calling 1-800-877-6089, or on the SEC’s website at www.sec.gov and is also located in the funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

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Ultra Series Fund | Other Information (unaudited) - concluded | June 30, 2018

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the Economic Overview and Market Outlook are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

SEC File Number: 811-04815

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Semi-Annual Report
June 30, 2018

Ultra Series Madison Target Retirement 2020 Fund
Ultra Series Madison Target Retirement 2030 Fund
Ultra Series Madison Target Retirement 2040 Fund
Ultra Series Madison Target Retirement 2050 Fund

Ultra Series Fund | June 30, 2018

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your plan administrator or call CUNA Mutual Retirement Solutions at 1-800-999-8786. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-670-3600. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

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Ultra Series Fund | June 30, 2018

Economic Overview and Market Outlook

Volatility continued in the second quarter with both stocks and bonds experiencing large swings as investors reacted to shifting interest rates, robust corporate earnings, trade tensions and continued tightening of U.S. monetary policy. Despite the rough ride, U.S. stocks posted gains with the S&P 500® Index advancing 3.43%, and the Russell Midcap® Index gaining 2.82%. Bond returns were flat to negative as interest rates increased, resulting in the Bloomberg Barclays Intermediate Gov./Credit Index advancing 0.01% and the Bloomberg Barclays U.S. Aggregate Bond Index declining (0.16)% during the quarter. Although U.S. equity markets were positive, continued concerns over trade policy led to losses in overseas stocks as the MSCI EAFE® Index (net) declined (1.24)% (+3.47% excluding currency effect).

Much of this year’s stock market gain has been fueled by technology companies. In fact, the trend has been so powerful that Amazon (up 45.4% YTD) alone has accounted for nearly one-third of the S&P 500®’s return. The top 10 contributors to the S&P 500® return so far in 2018 are all technology related companies. Without those companies, the Index return would be negative for the year. Somewhat reminiscent of the 2000’s tech bubble, this dominance has resulted in a skew of the S&P 500® Index away from defensive companies leaving investors in index-tracking funds overexposed to richly valued stocks that may be vulnerable to a market pull-back.

During the quarter, trade tensions were a key source of volatility. It remains unclear whether the most extreme threats of tariffs are merely the administration’s opening salvo or legitimately likely to occur. Most recently, the administration announced potential tariffs on an additional $200 billion of imports from China, on top of the $50 billion that had already been announced. Restrictions over Chinese investments in U.S. technology and a 20% tariff on European autos were also threatened. Without doubt, these actions have impacted markets as China’s Shanghai Composite Index declined over 20%, putting it into “bear” territory. The direct impact of these tariffs may be apparent. Less clear are the second-order effects, such as, the impact on business confidence, supply-chain disruptions, a stronger dollar and retaliatory actions. As we have pointed out in the past, while there are winners and losers in global trade, aggregate trade is beneficial to global economic growth. Any significant disruption of trade will likely result in a downshift of global growth expectations.

Meanwhile, the Federal Reserve (Fed) voted to raise its short-term interest rate by 0.25% (to a range of 1.75% to 2.00%) and continued to shrink its balance sheet. Since last September, the Fed’s holdings have declined by $128 billion (to $4.1 trillion). Starting in July, the pace of unwinding is scheduled to increase to a rate of $120 billion per quarter (up from $90 billion in the current quarter). At the same time the U.S. government is increasing its sale of Treasuries to cover the larger budget deficit from recent tax cuts. Projections indicate net issuance of $1.17 trillion this year and a similar amount in 2019. All things being equal, the additional supply of debt securities should continue to pressure interest rates higher.

As we pointed out last quarter, this year’s increase in volatility is just a return to a more typical pattern of ups and downs that the market traditionally exhibits. What makes it notable is the historic lack of volatility in 2017 that lulled investors into thinking there wasn’t much “risk” in “risky” assets. The S&P 500® first quarter earnings were excellent, with growth greater than 25% on a year-over-year basis, the best rate since 2010. While tax reform influenced these results, the biggest driver was accelerating economic growth. Data from the Manufacturing Sector indicated robust growth (ISM Index averaged near 60 on a year-to-date basis) and a 20% jump in oil prices helped drive strong results in the Energy Sector (the best performing sector in the S&P 500® for 2Q).

As we begin the second-half of 2018, continued volatility should be expected as the market weighs accelerating U.S. economic growth, robust earnings and strong employment figures against tighter monetary policy, higher interest rates and escalating trade tensions. The near record length economic expansion will come to an end at some point and markets will likely sell off in advance. Accurately predicting that point is nearly impossible, making market timing a futile endeavor. With this in mind, we continue to believe investors are best served by choosing risk assets based upon investment time horizon and risk tolerance. This approach, along with investing in stocks of lower-risk, higher-quality companies and shorter-duration, higher-quality bonds, should allow investors to participate in the market while providing some shelter as we experience more typical market volatility.

Review of Period (unaudited)

MADISON TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2020 Fund (Class I) returned (0.43)% during the period, underperforming the S&P Target Date® To 2020 Index which returned 0.02% and the Morningstar Target Date 2020 Category peer group which returned (0.22)%.

GOLDMAN SACHS: TARGET DATE 2020 PORTFOLIO - UNDERLYING TARGET DATE FUND PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Alternative Funds	1.5%
Bond Funds	60.8%
Foreign Stock Funds	10.3%
Stock Funds	18.3%
Investment Companies	4.5%
Other Assets in Excess of Liabilities	4.6%

MADISON TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2030 Fund (Class I) returned 0.09% during the period, underperforming the S&P Target Date® To 2030 Index, which returned 0.28%, while matching the Morningstar Target Date 2030 Category peer group, which returned 0.09%.

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2018

GOLDMAN SACHS: TARGET DATE 2030 PORTFOLIO - UNDERLYING TARGET DATE FUND PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Alternative Funds	2.0%
Bond Funds	34.6%
Foreign Stock Funds	20.1%
Stock Funds	36.0%
Investment Companies	2.5%
Other Assets in Excess of Liabilities	4.8%

MADISON TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2040 Fund (Class I) returned 0.29% during the period, underperforming the S&P Target Date® To 2040 Index, which returned 0.60% and the Morningstar Target Date 2040 Category peer group, which returned 0.38%.

GOLDMAN SACHS: TARGET DATE 2040 PORTFOLIO - UNDERLYING TARGET DATE FUND PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Alternative Funds	2.0%
Bond Funds	25.6%
Foreign Stock Funds	23.6%
Stock Funds	42.7%
Investment Companies	1.5%
Other Assets in Excess of Liabilities	4.6%

MADISON TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2050 Fund (Class I) returned 0.27% during the period, underperforming the S&P Target Date® To 2050 Index which returned 0.64% and the Morningstar Target Date 2050 Category peer group, which returned 0.61%.

GOLDMAN SACHS: TARGET DATE 2050 PORTFOLIO - UNDERLYING TARGET DATE FUND PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/18

Alternative Funds	2.0%
Bond Funds	16.6%
Foreign Stock Funds	27.3%
Stock Funds	49.4%
Investment Companies	0.5%
Other Assets in Excess of Liabilities	4.2%

3

Ultra Series Fund | Review of Period (unaudited) - concluded | June 30, 2018

BENCHMARK DESCRIPTIONS

The S&P Target Date® To Index Series

The S&P Target Date® “To” Index Series consists of multi-asset class indices, and corresponds to specific target retirement dates. The series reflects the consensus asset allocation and glide path of a subset of target date funds that generally pursue investment policies characterized by static total equity exposure after retirement and a relatively conservative total equity exposure near retirement. As the overall universe becomes more conservative with the approach of each target date year, so will the index. The asset allocation is based on market observations through an annual survey of “to” target date fund managers, and is categorized by S&P Dow Jones Indices.

•	The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.
•	The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.
•	The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.
•	The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.

MARKET INDEXES

The Bloomberg Barclays Intermediate Government Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. corporate index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities, asset backed securities and commercial mortgage-backed securities.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

© Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Past performance is no guarantee of future results.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

4

Ultra Series Fund | June 30, 2018

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.6%

Target Date Fund - 99.6%*
Goldman Sachs Target Date 2020 Portfolio, Class R6	4,685,656	$43,529,748

TOTAL INVESTMENTS - 99.6% (Cost $42,481,263**)		43,529,748
NET OTHER ASSETS AND LIABILITIES - 0.4%		167,654

TOTAL NET ASSETS - 100.0%		$43,697,402

*	See Appendix A for a complete listing of holdings of the underlying Target Date Fund.
**	Aggregate cost for Federal tax purposes was $42,481,263.

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.3%

Target Date Fund - 99.3%*
Goldman Sachs Target Date 2030 Portfolio, Class R6	7,632,544	$72,280,190

TOTAL INVESTMENTS - 99.3% (Cost $66,415,822**)		72,280,190
NET OTHER ASSETS AND LIABILITIES - 0.7%		533,756

TOTAL NET ASSETS - 100.0%		$72,813,946

*	See Appendix A for a complete listing of holdings of the underlying Target Date Fund.
**	Aggregate cost for Federal tax purposes was $66,415,822.

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 97.9%

Target Date Fund - 97.9%*
Goldman Sachs Target Date 2040 Portfolio, Class R6	5,265,196	$48,755,717

TOTAL INVESTMENTS - 97.9% (Cost $44,429,818**)		48,755,717
NET OTHER ASSETS AND LIABILITIES - 2.1%		1,051,444

TOTAL NET ASSETS - 100.0%		$49,807,161

*	See Appendix A for a complete listing of holdings of the underlying Target Date Fund.
**	Aggregate cost for Federal tax purposes was $44,429,818.

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 98.5%

Target Date Fund - 98.5%*
Goldman Sachs Target Date 2050 Portfolio, Class R6	2,688,716	$27,908,872

TOTAL INVESTMENTS - 98.5% (Cost $23,896,905**)		27,908,872
NET OTHER ASSETS AND LIABILITIES - 1.5%		413,549

TOTAL NET ASSETS - 100.0%		$28,322,421

*	See Appendix A for a complete listing of holdings of the underlying Target Date Fund.
**	Aggregate cost for Federal tax purposes was $23,896,905.

See accompanying Notes to Financial Statements.

5

Ultra Series Fund | June 30, 2018

Statements of Assets and Liabilities as of June 30, 2018 (unaudited)

	Madison	Madison	Madison	Madison
	Target	Target	Target	Target
	Retirement	Retirement	Retirement	Retirement
	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Assets:
Investments in unaffiliated securities, at fair value†	$43,529,748	$72,280,190	$48,755,717	$27,908,872
Cash	118,776	489,180	989,024	361,653
Receivables:
Fund shares sold	48,878	44,576	62,420	51,896

Total assets	43,697,402	72,813,946	49,807,161	28,322,421

Liabilities:
Total liabilities	–	–	–	–

Net Assets applicable to outstanding capital stock	$43,697,402	$72,813,946	$49,807,161	$28,322,421

Net Assets consist of:
Paid-in capital in excess of par	$42,725,746	$66,993,748	$45,498,884	$24,326,460
Accumulated net realized loss on investments sold	(76,829)	(44,170)	(17,622)	(16,006)
Net unrealized appreciation of investments	1,048,485	5,864,368	4,325,899	4,011,967

Net Assets	$43,697,402	$72,813,946	$49,807,161	$28,322,421

Net Assets	$43,697,402	$72,813,946	$49,807,161	$28,322,421
Shares of beneficial interest outstanding	5,545,055	8,937,988	6,594,504	2,080,655
Net Asset Value and redemption price per share	$7.88	$8.15	$7.55	$13.61

†Cost of Investments in unaffiliated securities	$42,481,263	$66,415,822	$44,429,818	$23,896,905

See accompanying Notes to Financial Statements.

6

Ultra Series Fund | June 30, 2018

Statements of Operations for the Six-Months Ended June 30, 2018 (unaudited)

	Madison	Madison	Madison	Madison
	Target	Target	Target	Target
	Retirement	Retirement	Retirement	Retirement
	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Investment Income
Total investment income	$–	$–	$–	$–

Expenses[1]
Total expenses	–	–	–	–

Net Investment Income	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments
Unaffiliated issuers	(76,788)	(44,100)	(17,563)	(15,807)
Net change in unrealized appreciation (depreciation) on investments
Unaffiliated issuers	(141,969)	89,744	110,461	70,347

Net Realized and Unrealized Gain (Loss) on Investments	(218,757)	45,644	92,898	54,540

Net Increase (Decrease) in Net Assets from Operations	$(218,757)	$45,644	$92,898	$54,540

[1]	See Note 3 for information on expenses.
See accompanying Notes to Financial Statements.

7

Ultra Series Fund | June 30, 2018

Statements of Changes in Net Assets

	Madison Target		Madison Target		Madison Target		Madison Target
	Retirement 2020 Fund		Retirement 2030 Fund		Retirement 2040 Fund		Retirement 2050 Fund

	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17	(unaudited) Six-Months Ended 6/30/18	Year Ended 12/31/17
Net Assets at beginning of period	$47,510,099	$51,485,211	$74,415,412	$75,564,099	$49,909,305	$49,514,964	$28,231,062	$23,441,816

Increase (decrease) in net assets from operations:
Net investment income	–	919,244	–	1,318,624	–	881,184	–	464,321
Net realized gain (loss)	(76,788)	3,453,107	(44,100)	8,237,306	(17,563)	6,387,722	(15,807)	1,667,011
Net change in unrealized appreciation (depreciation)	(141,969)	(460,954)	89,744	(360,994)	110,461	(199,904)	70,347	1,914,989

Net increase (decrease) in net assets from operations	(218,757)	3,911,397	45,644	9,194,936	92,898	7,069,002	54,540	4,046,321

Distributions to shareholders from:
Net investment income	(40,702)	(2,015,556)	(61,709)	(3,054,046)	(43,427)	(2,151,191)	(20,690)	(1,024,758)
Net realized gains	(46,785)	(2,322,168)	(129,478)	(6,383,202)	(102,008)	(5,032,525)	(21,955)	(1,089,381)

Total distributions	(87,487)	(4,337,724)	(191,187)	(9,437,248)	(145,435)	(7,183,716)	(42,645)	(2,114,139)

Capital Stock transactions:
Shares sold	3,395,794	9,256,576	6,315,817	16,154,343	5,008,976	11,720,477	3,650,041	8,936,678
Issued to shareholders in reinvestment of distributions	87,487	4,337,724	191,187	9,437,248	145,435	7,183,716	42,645	2,114,139
Shares redeemed	(6,989,734)	(17,143,085)	(7,962,927)	(26,497,966)	(5,204,018)	(18,395,138)	(3,613,222)	(8,193,753)

Total increase (decrease) from capital stock transactions	(3,506,453)	(3,548,785)	(1,455,923)	(906,375)	(49,607)	509,055	79,464	2,857,064

Total increase (decrease) in net assets	(3,812,697)	(3,975,112)	(1,601,466)	(1,148,687)	(102,144)	394,341	91,359	4,789,246

Net Assets at end of period	$43,697,402	$47,510,099	$72,813,946	$74,415,412	$49,807,161	$49,909,305	$28,322,421	$28,231,062

Undistributed net investment income included in net assets	$–	$40,702	$–	$61,709	$–	$43,427	$–	$20,690
Capital Share transactions:
Shares sold	430,416	1,111,956	769,493	1,865,076	656,746	1,450,582	265,320	665,071
Issued to shareholders in reinvestment of distributions	11,066	546,600	23,200	1,155,850	18,974	950,506	3,074	155,502
Shares redeemed	(887,359)	(2,058,707)	(974,017)	(3,051,129)	(689,449)	(2,252,898)	(264,180)	(609,415)

Net increase (decrease) from capital share transactions	(445,877)	(400,151)	(181,324)	(30,203)	(13,729)	148,190	4,214	211,158

See accompanying Notes to Financial Statements.

8

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2020 FUND
	(unaudited)	Year Ended December 31,

	Six-Months
	Ended 6/30/18	2017	2016		2015	2014	2013

Net Asset Value at beginning of period	$7.93	$8.06	$8.04		$8.67	$8.76	$8.31
Income from Investment Operations:
Net investment income	–	0.19	0.15	[1]	0.13 [1]	0.19 [1]	0.21 [1]
Net realized and unrealized gain (loss) on investments	(0.03)	0.48	0.32		(0.15)	0.42	0.70

Total from investment operations	(0.03)	0.67	0.47		(0.02)	0.61	0.91
Less Distributions From:
Net investment income	(0.01)	(0.37)	(0.18)		(0.20)	(0.24)	(0.22)
Capital gains	(0.01)	(0.43)	(0.27)		(0.41)	(0.46)	(0.24)

Total distributions	(0.02)	(0.80)	(0.45)		(0.61)	(0.70)	(0.46)
Net increase (decrease) in net asset value	(0.05)	(0.13)	0.02		(0.63)	(0.09)	0.45
Net Asset Value at end of period	$7.88	$7.93	$8.06		$8.04	$8.67	$8.76
Total Return (%)[2]	(0.43)[3]	8.34	5.68		(0.34)	7.11	10.94
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$43,697	$47,510	$51,485		$52,858	$62,087	$70,472
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.00 [4,5]	0.00 [4]	0.00	[4]	0.00 [4,6]	0.30	0.30
After reimbursement of expenses by Adviser (%)	0.00 [4,5]	0.00 [4]	0.00	[4]	0.00 [4,6]	0.21 [7]	0.30
Ratio of net investment income to average net assets (%)	0.00 [4,5]	1.89 [4]	1.80	[4]	1.51 [4]	2.08	2.37
Portfolio turnover (%)[8]	1 [3]	9	7		7	142	167

MADISON TARGET RETIREMENT 2030 FUND
	(unaudited)		Year Ended December 31,

	Six-Months
	Ended 6/30/18		2017	2016		2015	2014	2013

Net Asset Value at beginning of period	$8.16		$8.26	$8.08		$8.77	$8.92	$8.04
Income from Investment Operations:
Net investment income	–		0.19	0.16	[1]	0.13 [1]	0.18 [1]	0.19 [1]
Net realized and unrealized gain (loss) on investments	0.01		0.89	0.44		(0.21)	0.54	1.13

Total from investment operations	0.01		1.08	0.60		(0.08)	0.72	1.32
Less Distributions From:
Net investment income	(0.01)		(0.38)	(0.17)		(0.18)	(0.22)	(0.18)
Capital gains	(0.01)		(0.80)	(0.25)		(0.43)	(0.65)	(0.26)

Total distributions	(0.02)		(1.18)	(0.42)		(0.61)	(0.87)	(0.44)
Net increase (decrease) in net asset value	(0.01)		(0.10)	0.18		(0.69)	(0.15)	0.88
Net Asset Value at end of period	$8.15		$8.16	$8.26		$8.08	$8.77	$8.92
Total Return (%)[2]	0.09	[3]	13.18	7.35		(0.86)	8.06	16.56
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$72,814		$74,415	$75,564		$74,258	$84,935	$93,187
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.00	[4,5]	0.00 [4]	0.00	[4]	0.00 [4,6]	0.30	0.30
After reimbursement of expenses by Adviser (%)	0.00	[4,5]	0.00 [4]	0.00	[4]	0.00 [4,6]	0.21 [7]	0.30
Ratio of net investment income to average net assets (%)	0.00	[4,5]	1.78 [4]	1.95	[4]	1.51 [4]	1.98	2.16
Portfolio turnover (%)[8]	2	[3]	13	6		7	103	136

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See Note 1 for an explanation of the Fund organizational structure and current prospectus for more complete information regarding the charges and expenses of the Fund.
[5]	Annualized.
[6]	Amounts represent less than 0.01%.
[7]	Amount includes fees waived by adviser (see Note 3).
[8]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

9

Ultra Series Fund | June 30, 2018

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2040 FUND
	(unaudited)		Year Ended December 31,

	Six-Months
	Ended 6/30/18		2017	2016		2015		2014	2013

Net Asset Value at beginning of period	$7.55		$7.66	$7.54		$8.37		$8.68	$7.61
Income from Investment Operations:
Net investment income	–		0.19	0.16	[1]	0.13	[1]	0.17 [1]	0.17 [1]
Net realized and unrealized gain (loss) on investments	0.03		0.97	0.46		(0.20)		0.55	1.32

Total from investment operations	0.03		1.16	0.62		(0.07)		0.72	1.49
Less Distributions From:
Net investment income	(0.01)		(0.38)	(0.19)		(0.19)		(0.22)	(0.16)
Capital gains	(0.02)		(0.89)	(0.31)		(0.57)		(0.81)	(0.26)

Total distributions	(0.03)		(1.27)	(0.50)		(0.76)		(1.03)	(0.42)
Net increase (decrease) in net asset value	0.00		(0.11)	0.12		(0.83)		(0.31)	1.07
Net Asset Value at end of period	$7.55		$7.55	$7.66		$7.54		$8.37	$8.68
Total Return (%)[2]	0.29	[3]	15.16	8.31		(1.01)		8.27	19.63
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$49,807		$49,909	$49,515		$49,576		$59,499	$68,917
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.00	[4,5]	0.00 [4]	0.00	[4]	0.00	4.6	0.30	0.30
After reimbursement of expenses by Adviser (%)	0.00	[4,5]	0.00 [4]	0.00	[4]	0.00	4.6	0.21 [7]	0.30
Ratio of net investment income to average net assets (%)	0.00	[4,5]	1.76 [4]	2.01	[4]	1.52	[4]	1.95	2.01
Portfolio turnover (%)[8]	1	[3]	16	7		8		108	151

MADISON TARGET RETIREMENT 2050 FUND
	(unaudited)		Year Ended December 31,

	Six Months
	Ended 6/30/18		2017		2016		2015	2014	2013

Net Asset Value at beginning of period	$13.60		$12.57		$12.19		$12.97	$12.78	$10.69
Income from Investment Operations:
Net investment income	–		0.27		0.26	[1]	0.21 [1]	0.27 [1]	0.24 [1]
Net realized and unrealized gain (loss) on investments	0.03		1.87		0.84		(0.33)	0.82	2.19

Total from investment operations	0.03		2.14		1.10		(0.12)	1.09	2.43
Less Distributions From:
Net investment income	(0.01)		(0.54)		(0.31)		(0.28)	(0.27)	(0.18)
Capital gains	(0.01)		(0.57)		(0.41)		(0.38)	(0.63)	(0.16)

Total distributions	(0.02)		(1.11)		(0.72)		(0.66)	(0.90)	(0.34)
Net increase (decrease) in net asset value	0.01		1.03		0.38		(0.78)	0.19	2.09
Net Asset Value at end of period	$13.61		$13.60		$12.57		$12.19	$12.97	$12.78
Total Return (%)[2]	0.27	[3]	16.99		8.97		(0.91)	8.51	22.78
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,322		$28,231		$23,442		$21,173	$22,799	$18,123
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.00	[4,5]	0.00	[4]	0.00	[4]	0.00 [4,6]	0.30	0.30
After reimbursement of expenses by Adviser (%)	0.00	[4,5]	0.00	[4]	0.00	[4]	0.00 [4,6]	0.20 [7]	0.30
Ratio of net investment income to average net assets (%)	0.00	[4,5]	1.79	[4]	2.08	[4]	1.57 [4]	2.02	1.98
Portfolio turnover (%)[8]	4	[3]	8		6		13	133	215

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See Note 1 for an explanation of the Fund organizational structure and current prospectus for more complete information regarding the charges and expenses of the Fund.
[5]	Annualized.
[6]	Amounts represent less than 0.01%.
[7]	Amount includes fees waived by adviser (see Note 3).
[8]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

10

Ultra Series Fund | June 30, 2018

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the investment company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company. The Trust is a series trust with, at the end of the period covered by this report, 14 investment portfolios (individually, a “fund,” and collectively, the “funds”), each with different investment objectives and policies. The funds currently reporting within this book at the end of the period were the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds” or “Ultra Series Madison Target Retirement Funds” or “USF Target Date Funds”).

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. The Target Date Funds only offer a single class of shares, Class I shares. The shares represent an interest in the assets of the respective fund with identical voting, dividend, liquidation and other rights, and its proportional share of fund level expenses. Shares are offered to the Group Variable Annuity Separate Accounts (“GVA Separate Accounts”) of CMFG Life Insurance Company (“CMFG Life”). The purchase of shares of the USF Target Date Funds is limited to separate accounts of insurance companies that exclusively support variable contracts that qualify as pension plan contracts under section 818(a) of the Internal Revenue Code (the “Code”). The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”).

Previously, the Ultra Series Madison Target Retirement Funds aimed to achieve their investment objectives by investing in the shares of the corresponding Madison Funds Target Retirement Fund series, other than cash required to process shareholder transactions. As of August 22, 2016, the Madison Funds Target Retirement Fund series were reorganized into the Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2040 Portfolio and the Goldman Sachs Target Date 2050 Portfolio, respectively (collectively, the “GS Target Date Portfolios”), each which was a newly formed “shell” series of the Goldman Sachs Trust II.

The GS Target Date Portfolios’ principal investment objectives and strategies are substantially similar to those of the corresponding predecessor Madison Funds Target Retirement Fund. Goldman Sachs Asset Management, L.P. serves as the investment adviser of the GS Target Date Portfolios, and Madison, serves as the subadviser of the GS Target Date Portfolios. The predecessor Madison Funds Target Retirement Funds’ portfolio managers continue to manage the GS Target Date Portfolios.

As of June 30, 2018, the Ultra Series Madison Target Retirement 2020 Fund owned approximately 94.86% of the Goldman Sachs Target Date 2020 Portfolio, the Ultra Series Madison Target Retirement 2030 Fund owned approximately 93.72% of the Goldman Sachs Target Date 2030 Portfolio, the Ultra Series Madison Target Retirement 2040 Fund owned approximately 97.22% of the Goldman Sachs Target Date 2040 Portfolio, and the Ultra Series Madison Target Retirement 2050 Fund owned approximately 92.82% of the Goldman Sachs Target Date 2050 Portfolio. See also Appendix A, page 16 for the Portfolio of Investments, and Appendix B, page 18 for the Statements of Assets and Liabilities for the respective GS Target Date Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price.

Investments in shares of open-end mutual funds are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange ((the “NYSE”), usually 4:00 p.m. Eastern Standard Time), on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying funds”), the NAV of each fund is determined based on the NAVs of the Underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Date Funds primarily invest in Underlying Funds, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund’s investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the

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Ultra Series Fund | Notes to the Financial Statements (unaudited) - continued | June 30, 2018

nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded in is on holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the fund is informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2018, none of the funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements:  Each fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended June 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2018, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2018 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

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Ultra Series Fund | Notes to the Financial Statements (unaudited) - continued | June 30, 2018

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/18

Ultra Series Madison Target Retirement 2020: Goldman Sachs Target Date 2020 Portfolio[1]	$43,529,748	$–	$–	$43,529,748
Ultra Series Madison Target Retirement 2030: Goldman Sachs Target Date 2030 Portfolio[1]	$72,280,190	$–	$–	$72,280,190
Ultra Series Madison Target Retirement 2040: Goldman Sachs Target Date 2040 Portfolio[1]	$48,755,717	$–	$–	$48,755,717
Ultra Series Madison Target Retirement 2050: Goldman Sachs Target Date 2050 Portfolio[1]	$27,908,872	$–	$–	$27,908,872

1Please refer to Appendix A of this report (page 16) for a list of underlying holdings of the GS Target Date Portfolio held by each respective Ultra Series Target Date Fund. For additional information on the underlying funds held by each respective GS Target Date Fund, including shareholder prospectuses and financial reports, please visit the GSAM website at www.GSAMFUNDS.com or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Recently Issued Accounting Pronouncements. In March 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is still evaluating the impacts this ASU will have on the financial statements.

3. MANAGEMENT AND SERVICES AGREEMENTS AND OTHER EXPENSES

Management Agreement: For services under the Management Agreement, the Investment Adviser is entitled to receive a management fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of each fund’s average daily net assets. Effective with the launch of the Madison Funds Madison Target Date Funds (see Note 1), the funds invested substantially all of their assets in these Madison Funds. In order to avoid charging duplicate fees, from August 30, 2014 through December 31, 2014, these fees were waived by the Investment Adviser. The Investment Adviser does not have the right to recoup any of these waived fees. In that same regard, effective January 1, 2015 through August 21, 2016, while each USF Target Date Fund invested substantially all of its assets in the underlying Madison Target Date Fund discussed above, the USF Target Date Funds did not pay any management fees to the Investment Adviser in recognition of the fees paid to the Investment Adviser by the corresponding Madison Funds Madison Target Date Funds to avoid charging duplicate fees. Effective August 22, 2016, Goldman Sachs Asset Management L.P. (“GSAM”), the Investment Adviser of the GS Target Date Portfolio’s, charges 0.25% of each GS Target Date Portfolio’s average daily net assets. In order to avoid charging duplicate fees to USF Target Date Funds, for as long as the USF Target Date Fund invests substantially all of its assets in the corresponding GS Target Date Portfolio, no management fees will be paid by USF Target Date Fund. This arrangement will remain in effect through at least August 22, 2018, and prior to such date, GSAM may not terminate the arrangements without the approval of the Board of Trustees of the GS Target Date Portfolios.

Services Agreement: The Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee, which is calculated daily and paid monthly, at an annual rate of 0.024% of each fund’s average daily net assets. Effective with the launch of the GS Target Date Portfolios (See Note 1), the funds invested substantially all of their assets in these GS Target Date Portfolios. Prior to August 21, 2016, the funds invested substantially all their assets in the Madison Funds Madison Target Date Funds. In order to avoid charging duplicate fees, from August 30, 2014 through December 31, 2014, these fees were waived by the Investment Adviser. The Investment Adviser does not have the right to recoup any of these waived fees. In that same regard, effective January 1, 2015 through August 21, 2016, while each USF Target Date Fund invested substantially all of its assets in the underlying Madison Target Date Fund discussed above, the USF Target Date Funds did not pay any service fees to the Investment Adviser in recognition of the fees paid to the Investment Adviser by the corresponding Madison Funds Madison Target Date Funds to avoid charging duplicate fees. GSAM has agreed to limit its fees and expenses (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.024% of each GS Target Date Portfolio’s average daily net assets until December 29, 2018.

Other Expenses: In addition to the fees described above, the Trust is responsible for brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, overdrafts, any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Certain officers and trustees of the Trust are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. The Nominating and Governance Committee of the Board may change trustee fees paid at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

5. SECURITIES TRANSACTIONS

For the period ended June 30, 2018, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

Fund	Purchases	Sales
Ultra Series Madison Target Retirement 2020	$500,000	$3,340,243
Ultra Series Madison Target Retirement 2030	1,500,000	2,439,934
Ultra Series Madison Target Retirement 2040	500,000	896,726
Ultra Series Madison Target Retirement 2050	1,525,000	1,235,674

6. FEDERAL INCOME TAX INFORMATION

It is each fund’s policy to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2018. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2014 through December 31, 2017.

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Ultra Series Fund | Notes to the Financial Statements (unaudited) - concluded | June 30, 2018

At June 30, 2018, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net

Ultra Series Madison Target Retirement 2020	$1,048,485	$–	$1,048,485
Ultra Series Madison Target Retirement 2030	5,864,368	–	5,864,368
Ultra Series Madison Target Retirement 2040	4,325,899	–	4,325,899
Ultra Series Madison Target Retirement 2050	4,011,967	–	4,011,967

7. INVESTMENT RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Target Date Funds are fund of funds, meaning that they invest primarily in the shares of the GS Target Date Portfolios, including exchange traded funds (“ETFs”). Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the GS Target Date Portfolios in which it invests; and the GS Target Date Portfolio’s performance, in turn, depends on the particular securities in which that GS Target Date Portfolio invests and the expenses of that GS Target Date Portfolio. Accordingly, these funds are subject to the risks of the GS Target Date Portfolios in direct proportion to the allocation of their respective assets among the GS Target Date Portfolio.

Additionally, the Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the underlying fund selected to fulfill a particular asset class underperforms its peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These system, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cyber security breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

8. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2018 are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company. There were no affiliate’s investment for the period ended June 30, 2018.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

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Ultra Series Fund | June 30, 2018

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but may indirectly (see Note 3 to the Financial Statements) incur ongoing costs which include management fees; disinterested trustee fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2018. Expenses paid during the period in the table below are equal to each fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period ” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio[1]	During Period[1]
Ultra Series Target Retirement 2020 Fund	$1,000	$995.70	0.30%	$1.50
Ultra Series Target Retirement 2030 Fund	1,000	1,000.90	0.30%	1.52
Ultra Series Target Retirement 2040 Fund	1,000	1,002.90	0.30%	1.53
Ultra Series Target Retirement 2050 Fund	1,000	1,002.70	0.30%	1.53

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Beginning	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio[1]	During Period[1]
Ultra Series Target Retirement 2020 Fund	$1,000	$1,024.79	0.30%	$1.51
Ultra Series Target Retirement 2030 Fund	1,000	1,024.79	0.30%	1.51
Ultra Series Target Retirement 2040 Fund	1,000	1,024.79	0.30%	1.51
Ultra Series Target Retirement 2050 Fund	1,000	1,024.79	0.30%	1.51

1Amounts include expenses of the underlying GS Target Date Portfolio, and the underlying expense of the funds held by the GS Target Date Portfolio. See Note 1 for an explanation of the Fund organizational structure, Note 3 for a description of the expense structure, and the current prospectus for more complete information regarding the charges and expenses of the Target Date Funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the group variable annuity contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing Target Date Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost by calling 1-800-877-6089, or on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q and other information about the Trust are available on the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on calling 1-800-877-6089, or on the SEC’s website at www.sec.gov and is also located in the funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the Management’s Economic Overview are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

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Ultra Series Fund | Other Information (unaudited) - continued | June 30, 2018

APPENDIX A: GOLDMAN SACHS FUNDS: GOLDMAN SACHS TARGET DATE PORTFOLIOS SCHEDULES OF INVESTMENTS - Target Date Funds (unaudited) – June 30, 2018

Goldman Sachs Target Date 2020 Portfolio Schedule of Investments1

	Shares	Value

EXCHANGE TRADED FUNDS - 98.4%

Bond Funds - 70.3%
iShares 20+ Year Treasury Bond ETF	9,439	$1,148,915
iShares 7-10 Year Treasury Bond ETF	67,419	6,911,122
iShares Floating Rate Bond ETF	31,603	1,611,753
Schwab Intermediate-Term U.S. Treasury ETF	96,994	5,075,696
Schwab U.S. TIPS ETF	151,088	8,296,242
Vanguard Short-Term Corporate Bond ETF	118,064	9,220,798

		32,264,526

Foreign Stock Funds - 7.1%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	15,959	923,068
Vanguard FTSE All World ex-US Small-Cap ETF	2,004	231,282
Vanguard FTSE All-World ex-U.S. ETF	8,888	460,754
Vanguard FTSE Europe ETF	16,407	920,925
WisdomTree Japan Hedged Equity Fund	4,285	231,304
Xtrackers MSCI EAFE Hedged Equity ETF	14,712	461,957

		3,229,290

Stock Funds - 21.0%
Energy Select Sector SPDR Fund	6,043	458,906
Invesco Dynamic Pharmaceuticals ETF	6,828	458,910
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	74,710	1,379,147
Invesco S&P 500 Quality ETF	7,628	228,916
iShares Core S&P 500 ETF	6,715	1,833,531
iShares Core S&P Mid-Cap ETF	3,531	687,768
iShares MSCI Japan ETF	3,944	228,397
Schwab U.S. Dividend Equity ETF	32,569	1,605,326
Vanguard Communication Services ETF	2,694	228,775
Vanguard Financials ETF	13,569	915,229
Vanguard Growth ETF	3,061	458,568
Vanguard Information Technology ETF	5,061	918,065
Vanguard Materials ETF	1,738	228,651

		9,630,189

TOTAL EXCHANGE TRADED FUNDS (Cost $43,912,310)		45,124,005

	Distribution Rate	Shares	Value

Investment Company(a) - 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares	1.869%	8,348	8,348

Total Investment Company (Cost $8,348)
TOTAL INVESTMENTS - 98.4% (Cost $43,920,658)			45,132,353
OTHER ASSETS IN EXCESS OF IABILITIES - 1.6%			756,270

NET ASSETS - 100.0%			$45,888,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

[1] Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
(a) Represents an Affiliated Issuer.

Investment Abbreviations:
ETF - Exchange Traded Fund

TIPs - Treasury Inflation Protected Securities

Goldman Sachs Target Date 2030 Portfolio Schedule of Investments1

	Shares	Value
EXCHANGE TRADED FUNDS - 98.1%

Bond Funds - 42.1%
iShares 20+ Year Treasury Bond ETF	15,825	$1,926,219
iShares 7-10 Year Treasury Bond ETF	37,724	3,867,087
iShares Floating Rate Bond ETF	7,595	387,345
Schwab Intermediate-Term U.S. Treasury ETF	133,216	6,971,194
Schwab U.S. TIPS ETF	126,812	6,963,247
Vanguard Short-Term Corporate Bond ETF	158,551	12,382,833

		32,497,925

Foreign Stock Funds - 14.8%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	40,185	2,324,300
Vanguard FTSE All World ex-US Small-Cap ETF	6,710	774,401
Vanguard FTSE All-World ex-U.S. ETF	52,219	2,707,033
Vanguard FTSE Europe ETF	48,199	2,705,410
WisdomTree Japan Hedged Equity Fund	17,859	964,029
Xtrackers MSCI EAFE Hedged Equity ETF	61,435	1,929,059

		11,404,232

Stock Funds - 41.2%
Energy Select Sector SPDR Fund	20,290	1,540,823
Invesco Dynamic Pharmaceuticals ETF	11,462	770,361
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	125,412	2,315,105
Invesco S&P 500 Quality ETF	12,790	383,828
iShares Core S&P 500 ETF	49,317	13,466,007
iShares Core S&P Mid-Cap ETF	15,804	3,078,303
iShares MSCI Japan ETF	6,616	383,133
Schwab U.S. Dividend Equity ETF	85,912	4,234,602
Vanguard Communication Services ETF	6,762	574,229
Vanguard Financials ETF	22,719	1,532,397
Vanguard Growth ETF	5,156	772,420
Vanguard Information Technology ETF	11,700	2,122,380
Vanguard Materials ETF	4,369	574,786

		31,748,374

TOTAL EXCHANGE TRADED FUNDS (Cost $69,428,579)		75,650,531

	Distribution Rate	Shares	Value

Investment Company(a) - 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares	1.869%	56,245	56,245

Total Investment Company (Cost $56,245)
TOTAL INVESTMENTS - 98.2% (Cost $69,484,824)			75,706,776
OTHER ASSETS IN EXCESS OF IABILITIES - 1.8%			1,413,773

NET ASSETS - 100.0%			$77,120,549

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

[1] Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
(a) Represents an Affiliated Issuer.

Investment Abbreviations:
ETF - Exchange Traded Fund

TIPs - Treasury Inflation Protected Securities

16

Ultra Series Fund | Other Information (unaudited) - continued | June 30, 2018

APPENDIX A: MADISON FUNDS: MADISON TARGET DATE FUNDS PORTFOLIOS OF INVESTMENTS - Master Funds (unaudited) - June 30, 2018 - continued

Goldman Sachs Target Date 2040 Portfolio Schedule of Investments1

	Shares	Value

EXCHANGE TRADED FUNDS - 98.2%

Bond Funds - 32.1%
iShares 20+ Year Treasury Bond ETF	10,305	$1,254,325
iShares 7-10 Year Treasury Bond ETF	14,739	1,510,895
iShares Floating Rate Bond ETF	4,946	252,246
Schwab Intermediate-Term U.S. Treasury ETF	67,470	3,530,705
Schwab U.S. TIPS ETF	64,227	3,526,705
Vanguard Short-Term Corporate Bond ETF	77,434	6,047,595

		16,122,471

Foreign Stock Funds - 18.6%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	34,890	2,018,038
Vanguard FTSE All World ex-US Small-Cap ETF	6,550	755,935
Vanguard FTSE All-World ex-U.S. ETF	36,432	1,888,635
Vanguard FTSE Europe ETF	40,354	2,265,070
WisdomTree Japan Hedged Equity Fund	16,281	878,848
Xtrackers MSCI EAFE Hedged Equity ETF	47,977	1,506,478

		9,313,004

Stock Funds - 47.5%
Energy Select Sector SPDR Fund	16,551	1,256,883
Invesco Dynamic Pharmaceuticals ETF	7,503	504,277
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	81,665	1,507,536
Invesco S&P 500 Quality ETF	8,287	248,693
iShares Core S&P 500 ETF	35,784	9,770,821
iShares Core S&P Mid-Cap ETF	12,855	2,503,897
iShares MSCI Japan ETF	4,313	249,766
Schwab U.S. Dividend Equity ETF	61,030	3,008,169
Vanguard Communication Services ETF	5,907	501,622
Vanguard Financials ETF	16,633	1,121,896
Vanguard Growth ETF	5,034	754,143
Vanguard Information Technology ETF	9,681	1,756,133
Vanguard Materials ETF	4,739	623,463

		23,807,299

TOTAL EXCHANGE TRADED FUNDS (Cost $44,520,567)		49,242,774

	Distribution Rate	Shares	Value

Investment Company(a) - 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares	1.869%	37,127	37,127

Total Investment Company (Cost $37,127)
TOTAL INVESTMENTS - 98.3% (Cost $44,557,694)			49,279,901
OTHER ASSETS IN EXCESS OF IABILITIES - 1.7%			870,584

NET ASSETS - 100.0%			$50,150,485

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

[1] Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
(a) Represents an Affiliated Issuer.

Investment Abbreviations:
ETF - Exchange Traded Fund

TIPs - Treasury Inflation Protected Securities

Goldman Sachs Target Date 2050 Portfolio Schedule of Investments1

	Shares	Value

EXCHANGE TRADED FUNDS - 98.3%

Bond Funds - 22.6%
iShares 20+ Year Treasury Bond ETF	6,192	$753,690
iShares 7-10 Year Treasury Bond ETF	2,944	301,789
iShares Floating Rate Bond ETF	2,954	150,654
Schwab Intermediate-Term U.S. Treasury ETF	34,765	1,819,253
Schwab U.S. TIPS ETF	24,809	1,362,262
Vanguard Short-Term Corporate Bond ETF	31,029	2,423,365

		6,811,013

Foreign Stock Funds - 21.6%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	26,205	1,515,697
Vanguard FTSE All World ex-US Small-Cap ETF	3,938	454,484
Vanguard FTSE All-World ex-U.S. ETF	23,351	1,210,516
Vanguard FTSE Europe ETF	29,636	1,663,469
WisdomTree Japan Hedged Equity Fund	11,201	604,630
Xtrackers MSCI EAFE Hedged Equity ETF	33,669	1,057,207

		6,506,003

Stock Funds - 54.1%
Energy Select Sector SPDR Fund	11,918	905,053
Invesco Dynamic Pharmaceuticals ETF	4,485	301,437
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	49,070	905,832
Invesco S&P 500 Quality ETF	7,524	225,795
iShares Core S&P 500 ETF	23,707	6,473,196
iShares Core S&P Mid-Cap ETF	8,498	1,655,241
iShares MSCI Japan ETF	5,223	302,464
Schwab U.S. Dividend Equity ETF	39,727	1,958,144
Vanguard Communication Services ETF	3,550	301,466
Vanguard Financials ETF	11,098	748,560
Vanguard Growth ETF	4,021	602,386
Vanguard Information Technology ETF	7,479	1,356,691
Vanguard Materials ETF	3,999	526,108

		16,262,373

TOTAL EXCHANGE TRADED FUNDS (Cost $26,312,981)		29,579,389

	Distribution Rate	Shares	Value

Investment Company(a) - 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares	1.869%	20,127	20,127

Total Investment Company (Cost $20,127)
TOTAL INVESTMENTS - 98.4% (Cost $26,333,108)			29,599,516
OTHER ASSETS IN EXCESS OF IABILITIES - 1.6%			468,443

NET ASSETS - 100.0%			$30,067,959

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

[1] Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
(a) Represents an Affiliated Issuer.

Investment Abbreviations:
ETF - Exchange Traded Fund

TIPs - Treasury Inflation Protected Securities

17

Ultra Series Funds | Other Information (unaudited) - concluded | June 30, 2018

APPENDIX B: GOLDMAN SACHS FUNDS: GOLDMAN SACHS TARGET DATE FUNDS STATEMENTS OF ASSETS AND LIABILITIES (unaudited) - June 30, 2018

	Target Date	Target Date	Target Date	Target Date
	2020 Portfolio	2030 Portfolio	2040 Portfolio	2050 Portfolio

Assets:
Investments of unaffiliated issuers, at value (cost $43,912,310, $69,428,579, $44,520,567 and $26,312,981)	$45,124,005	$75,650,531	$49,242,774	$29,579,389
Investments of affiliated issuers, at value (cost $8,348, $56,245, $37,127 and $20,127)	8,348	56,245	37,127	20,127
Cash	917,133	1,540,031	1,001,038	599,936
Receivables:
Investments sold	305,268	494,152	325,407	267,783
Dividends	23,128	103,058	75,431	51,735
Fund shares sold	2,698	3,482	2,683	2,486
Other assets	25,086	26,515	25,117	23,990

Total assets	46,405,666	77,874,014	50,709,577	30,545,446

Liabilities:
Payables:
Investments purchased	310,214	539,399	354,029	282,679
Management fees	9,496	15,962	10,380	6,279
Distribution and Service fees and Transfer Agency fees	894	1,610	948	690
Fund shares redeemed	89	288	129	82
Accrued expenses	196,350	196,206	193,606	187,757

Total liabilities	517,043	753,465	559,092	477,487

Net Assets:
Paid-in capital	$43,625,160	$69,339,867	$43,852,421	$26,012,132
Undistributed net investment income	328,371	609,807	411,092	245,593
Accumulated net realized gain	723,397	948,923	1,164,765	543,826
Net unrealized gain	1,211,695	6,221,952	4,722,207	3,266,408

NET ASSETS	$45,888,623	$77,120,549	$50,150,485	$30,067,959

Net Assets:
Class A	$31,411	$349,589	$45,442	$197,585
Institutional	10,691	11,381	11,666	11,954
Service	10,592	11,275	11,557	11,843
Investor(a)	861,265	1,489,796	598,739	798,253
Class R	11,264	27,968	33,725	11,836
Class R6	44,963,400	75,230,540	49,449,356	29,036,488

Total Net Assets	$45,888,623	$77,120,549	$50,150,485	$30,067,959

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,394	37,073	4,933	19,120
Institutional	1,151	1,202	1,261	1,151
Service	1,144	1,195	1,254	1,144
Investor(a)	92,905	157,740	64,863	77,035
Class R	1,218	2,970	3,668	1,145
Class R6	4,839,602	7,947,146	5,341,190	2,796,155

Net asset value, offering and redemption price per share:(b)
Class A	$9.26 (c)	$9.43	$9.21	$10.33
Institutional	9.29	9.47	9.25	10.38 (c)
Service	9.26	9.44	9.22	10.35
Investor(a)	9.27	9.44	9.23	10.36
Class R	9.25	9.42	9.19	10.34
Class R6	9.29	9.47	9.26	10.38

(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Maximum public offering price per share for Class A Shares of the, Target Date 2020, Target Date 2030, Target Date 2040, and Target Date 2050 Portfolios is $9.80, $9.98, $9.75 and $10.93, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

SEC File Number: 811-04815

18

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Target Date Portfolios
Target Date 2020
Target Date 2025
Target Date 2030
Target Date 2035
Target Date 2040
Target Date 2045
Target Date 2050
Target Date 2055

Goldman Sachs Target Date Portfolios

• TARGET DATE 2020

• TARGET DATE 2025

• TARGET DATE 2030

• TARGET DATE 2035

• TARGET DATE 2040

• TARGET DATE 2045

• TARGET DATE 2050

• TARGET DATE 2055

TABLE OF CONTENTS

Market Review	1
Portfolio Management Discussions and Performance Summaries	4
Schedules of Investments	28
Financial Statements	36
Financial Highlights	46
Notes to Financial Statements	62
Other Information	79

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

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MARKET REVIEW
Target Date Portfolios

Market Review

Global equities advanced during the six months ended February 28, 2018 (the “Reporting Period”), fueled by global economic growth indicators, rising corporate earnings and a general lack of negative financial headlines. U.S. stocks and emerging markets stocks posted double-digit gains, outpacing international developed markets stocks, which also generated positive returns. The fixed income markets recorded negative returns, with performance driven primarily by continuing global economic growth and shifting investor expectations about central bank monetary policy.

Equity Markets

When the Reporting Period began in September 2017, U.S. and international stocks gained. In the U.S., economic activity and labor market data showed consistent strength, with the reversal in August of five consecutive downside inflation surprises, the unemployment rate down to 4.2% in September and the Gross Domestic Product (“GDP”) growing at an annualized rate above 3% during the third calendar quarter. The European Central Bank (“ECB”) kept monetary policy unchanged at its September meeting and revised downward its inflation forecast. Investor sentiment in Japan deteriorated amid North Korean missile launches and escalating geopolitical tensions, while in Europe, the disputed independence referendum in Catalonia, Spain was negative for risk sentiment. Meanwhile, emerging markets equities underperformed developed markets equities in September 2017 for the first time during the calendar year as investors generally favored less risky assets.

During October 2017, emerging markets stocks advanced despite strength in the U.S. dollar. In Japan, the Prime Minister’s landslide victory reassured investors, signaling a continuation of current policies. Progress on U.S. tax reform and strong economic activity data was supportive of U.S. stocks during October and November 2017. In November 2017, a robust earnings season boosted emerging markets stocks, which overcame weakness driven by a global selloff in technology stocks. In December, the U.S. Federal Reserve (the “Fed”) delivered its third interest rate hike of 2017, having previously raised short-term interest rates in March and June, and maintained its projections for three hikes in 2018. U.S. equities gained additional momentum toward the end of 2017 from the passage of tax reform legislation that reduced the corporate tax rate from 35% to 21%.

U.S. and international equities saw a strong start to 2018, driven by positive economic data, the $1.5 trillion U.S. tax reform plan and robust corporate earnings across the U.S., Europe and Japan. Fourth quarter 2017 U.S. GDP came in below the economic growth rates recorded in the second and third calendar quarters but was still at a respectable annualized rate of 2.5%. In January 2018, labor market data highlighted the tightening of slack in the U.S. economy. In Japan, concerns around a strengthening yen increased, driven by the Bank of Japan’s announcement of reduced Japanese government bond purchases, which were interpreted by the markets as a withdrawal from ultra-accommodative monetary policy. Emerging markets equities outperformed developed markets equities during January 2018, bolstered by global economic growth, rising crude oil prices and a softer U.S. dollar.

In February 2018, global equities sold off on market speculation about a faster pace of Fed interest rate hikes, which led to a sharp rise in yields and volatility. Robust U.S. labor market data sparked the initial “risk-off” sentiment, or reduced risk appetite. Concerns about Fed monetary policy tightening were further exacerbated by solid U.S. inflation data. New Fed Chair Jerome Powell’s testimony before the U.S. Congress, positing a more optimistic economic outlook since the December 2017 Fed policy meeting, surprised the markets with

1

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MARKET REVIEW

its hawkish tilt. (Hawkish tilt suggests higher interest rates; opposite of dovish.) Renewed concerns about increasingly hostile exchanges between North Korea and the White House – as well as heightened European political risk ahead of Italian general elections and a grand coalition referendum in Germany – also fueled volatility. On February 5, 2018, the CBOE Volatility Index® (“VIX®”), a measure of volatility in the U.S. equity market, recorded its largest ever one day increase. The U.S. equity markets rallied after February 8th, and the VIX® declined from a month high of 50.30 to end the Reporting Period at 19.85.

Fixed Income Markets

In September 2017, when the Reporting Period began, government bond sectors sold off and spread (or non-government bond) sectors generally advanced. The Fed kept its monetary policy unchanged but unveiled its plans for balance sheet normalization. (Balance sheet normalization refers to the steps the Fed is taking to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.) This prompted some hawkish market reaction, with the U.S. dollar strengthening and yields on U.S. government bonds rising, though the move had been largely anticipated given earlier signaling by policymakers. The central banks of other developed countries also set the stage for less accommodative monetary policy. The Bank of England (“BoE”) noted “a majority” of its policymakers were in favor of tightening policy “over the coming months,” while the Bank of Canada (“BoC”) surprised the markets with its second interest rate hike of 2017. The market’s expectations for a BoE rate hike in November 2017, along with a constructive tone for Brexit negotiations, drove the British pound higher versus the U.S. dollar. (Brexit refers to the U.K.’s efforts to leave the European Union.)

During the fourth calendar quarter, spread sector performance was broadly positive, supported by ongoing strength in the global macroeconomic environment and contained market, macro and political volatility. Passage of U.S. tax legislation and solid corporate earnings were particularly supportive of U.S. corporate credit. In October 2017, the ECB announced it would reduce its monthly asset purchases from 60 billion to 30 billion for nine months beginning in January 2018, mainly by purchasing fewer sovereign government bonds. The ECB also said its policy rates would remain low for “an extended period of time, and well past the horizon of the net asset purchases.” During the same month, the BoE reversed an emergency interest rate cut, made in August 2016 following the Brexit referendum, and signaled that future monetary policy tightening would be limited, gradual and dependent on the economic reaction to the U.K.’s eventual departure from the European Union. In December 2017, the Fed delivered its third short-term interest rate hike of 2017. The Fed’s dot plot, which shows rate projections of the members of the Fed’s Open Market Committee, indicated that three rate increases were on tap for 2018 and potentially two more in 2019. The U.S. dollar weakened versus many major currencies during the fourth quarter of 2017.

Ongoing momentum in global economic growth and accommodative financial conditions supported spread sectors in January 2018, though a pickup in interest rate volatility near month end and into February tempered performance. The Fed and ECB kept their respective monetary policies unchanged, while the BoC delivered another interest rate hike. Fed policymakers noted they expect “further” gradual adjustments in monetary policy, suggesting there may be scope for upward revisions to their median projections for three rate hikes in 2018. The U.S. dollar continued to weaken relative to most developed markets currencies in January 2018, despite higher U.S. interest rates.

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MARKET REVIEW

The equity market volatility at the start of February 2018 upset long-standing correlations between asset classes and among currencies. In this environment, spread sectors turned in mixed results. The new Fed chair, Jerome Powell, noted an improvement in the outlook for the U.S. economy since the Fed’s December 2017 policy meeting. His comments were met with a hawkish market reaction, with U.S. Treasury yields climbing amid raised investor expectations for a shift in the Fed’s dot plot at its March 2018 meeting. In the developed markets broadly, manufacturing data suggested some slowing in economic momentum, though most readings remained comfortably in expansionary territory. The U.S. dollar strengthened against most developed markets currencies, except the Japanese yen.

Looking Ahead

At the end of the Reporting Period, we were focused on three macro themes. First, we expected the global economic expansion to continue in 2018. We believed the economies of emerging markets countries were likely to outperform, which should widen the gap between their economic growth and that of developed market countries broadly. Second, we thought the tax legislation passed by the U.S. Congress in December 2017 was likely to stimulate U.S. economic growth and riskier asset classes assets in the short term, which should in turn boost optimism about corporate earnings. In the long term, however, we believe that further deterioration in the U.S.’s fiscal deficit when the economy has little slack raises the possibility of overheating. (A fiscal deficit occurs when a government’s total expenditures exceed the revenue that it generates, excluding money from borrowings. An overheating economy is one that has experienced a prolonged period of economic growth, leading to high levels of inflation.) Third, with inflation inching closer to central bank targets, it appeared more developed markets policymakers were either preparing to or were already normalizing interest rates. That said, tighter monetary policy had yet to flow through to financial conditions, in our view, which could cause economic growth to moderate. Relative to Fed policy at the end of the Reporting Period, we expected three or four interest rate hikes in 2018.

3

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PORTFOLIO RESULTS
Goldman Sachs Target Date 2020 Portfolio,
Goldman Sachs Target Date 2025 Portfolio,
Goldman Sachs Target Date 2030 Portfolio,
Goldman Sachs Target Date 2035 Portfolio,
Goldman Sachs Target Date 2040 Portfolio,
Goldman Sachs Target Date 2045 Portfolio,
Goldman Sachs Target Date 2050 Portfolio and
Goldman Sachs Target Date 2055 Portfolio

Investment Process and Principal Strategies

The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2025 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2035 Portfolio, the Goldman Sachs Target Date 2040 Portfolio, the Goldman Sachs Target Date 2045 Portfolio, the Goldman Sachs Target Date 2050 Portfolio and the Goldman Sachs Target Date 2055 Portfolio (collectively, the “Portfolios”) seek to provide capital appreciation and current income consistent with each respective Portfolio’s current asset allocation. The Portfolios employ asset allocation strategies designed for investors who plan to retire and to begin gradually withdrawing their investment beginning in or around 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055. The Portfolios generally seek to achieve their investment objective by investing in shares of exchangetraded funds (“ETFs”) and other registered investment companies (collectively, the “Underlying Funds”), according to an asset allocation strategy developed by Madison Asset Management, LLC, the sub-adviser, who is unaffiliated with Goldman Sachs Asset Management, L.P., the investment adviser for the Portfolios.

Portfolio Management Discussion and Analysis

Below, the Madison Asset Management, LLC portfolio management team, the Goldman Sachs Target Date Portfolios’ sub-adviser, discusses the Portfolios’ performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Portfolios perform during the Reporting Period?

A	Goldman Sachs Target Date 2020 Portfolio — During the Reporting Period, the Target Date 2020 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 1.03%, 1.13%, 0.87%, 1.11%, 0.85% and 1.14%, respectively. These returns compare to the 3.05% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2020 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2025 Portfolio — During the Reporting Period, the Target Date 2025 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 2.82%, 2.90%, 2.61%, 2.88%, 2.56% and 2.93%, respectively. These returns compare to the 4.05% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2025 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2030 Portfolio — During the Reporting Period, the Target Date 2030 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 3.72%, 3.97%, 3.62%, 3.85%, 3.61% and 3.98%, respectively. These returns compare to the 5.09% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2030 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2035 Portfolio — During the Reporting Period, the Target Date 2035 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 4.22%, 4.50%, 4.22%, 4.39%, 4.17% and 4.53%, respectively. These returns compare to the 5.98% cumulative total return of the Portfolio’s benchmark,

4

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PORTFOLIO RESULTS

the S&P Target Date To 2035 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2040 Portfolio — During the Reporting Period, the Target Date 2040 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 4.81%, 4.95%, 4.83%, 4.92%, 4.72% and 5.06%, respectively. These returns compare to the 6.87% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2040 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2045 Portfolio — During the Reporting Period, the Target Date 2045 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 5.45%, 5.55%, 5.36%, 5.53%, 5.26% and 5.58%, respectively. These returns compare to the 7.26% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2045 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2050 Portfolio — During the Reporting Period, the Target Date 2050 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 5.97%, 6.20%, 5.85%, 6.09%, 5.80% and 6.21%, respectively. These returns compare to the 7.42% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2050 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2055 Portfolio — During the Reporting Period, the Target Date 2055 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 6.55%, 6.73%, 6.55%, 6.72%, 6.46% and 6.76%, respectively. These returns compare to the 7.68% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2055 Index (Total Return, Unhedged, USD) during the same period.

Q	What key factors affected the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, the Portfolios were hurt by our asset allocation decisions to favor certain asset classes through the Underlying Funds. Security selection also detracted from performance during the Reporting Period.

Q	How did the Portfolios’ asset allocations affect performance during the Reporting Period?

A	Within the Portfolios’ strategic allocations, our preference for equities over fixed income had a rather neutral impact on results. Within equities, the Portfolios were hampered by their strategic allocations to non-U.S. stocks, which lagged U.S. stocks during the Reporting Period. In particular, strategic allocations to European equities detracted from performance. Strategic allocations to long-term U.S. government bonds also dampened results. Additionally, the Portfolios were hurt — especially during February 2018 — by their exposure to the U.S. energy sector. Although crude oil prices rose approximately 25% during the Reporting Period, U.S. energy stocks did not experience a similar advance. On the positive side, the Portfolios benefited from their strategic allocations to emerging markets equities, which outpaced developed markets stocks during the Reporting Period.

Within the Portfolio’s tactical equity allocations, our decision to modestly increase exposure to U.S. financial stocks contributed most positively. The Portfolios also benefited from their slight bias to U.S. information technology stocks. Financials and information technology were the top performing sectors in the S&P 500® Index during the Reporting Period. In addition, the Portfolios’ tactical underweights in the health care, real estate and utilities sectors bolstered results. Real estate and utilities produced negative returns within the S&P 500® Index during the Reporting Period, while the health care sector generated weak, though modestly positive, returns. Within non-U.S. equities, the Portfolios were helped by their tactical overweights in Japanese equities.

Within tactical fixed income allocations, the Portfolios’ exposure to long-maturity U.S. Treasuries detracted from performance, as long-term U.S. Treasury yields rose during the Reporting Period. Conversely, the Portfolios were aided by their tactical exposure to corporate bonds, especially short-term maturities and investment grade floating rate corporate bonds.
Q	Did the Underlying Funds help or hurt the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, the Portfolios’ Underlying Funds detracted from performance overall.

Within the Portfolios’ equity-related Underlying Funds, a tactical overweight to the energy sector hurt results. The Energy Select Sector SPDR® ETF, which had been up significantly between the beginning of the Reporting Period and January 31, 2018, underperformed its benchmark index during February and for the Reporting Period as a whole. Tactical exposure to European equities through the Vanguard

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PORTFOLIO RESULTS

FTSE Europe ETF dampened returns, as Europe’s economic growth moderated and the euro strengthened. Although the Portfolios benefited from their tactical underweights in the health care sector, they were hindered by their allocations to the Vanguard Health Care ETF, which trailed its benchmark index. In addition, tactical allocations to higher quality companies (i.e., those with higher returns on equity and higher returns on assets) through the iShares® Edge MSCI Minimum Volatility Emerging Markets ETF detracted from performance.

On the positive side, the Portfolios benefited from tactical exposure to the U.S. financial sector through the Vanguard Financials ETF, as financials stocks advanced and interest rates rose. Tactical exposure to the information technology sector through the Vanguard Information Technology ETF also added to the Portfolios’ performance. In addition, tactical exposure to Japan through the iShares® MSCI Japan ETF and the Wisdom Tree Japan Hedged Equity ETF bolstered returns, as Japan’s economic prospects improved. The Portfolios’ broad exposure to U.S. stocks through the iShares® Core S&P 500 ETF contributed positively.

Of the Portfolios’ fixed income-related Underlying Funds, the iShares® 20+ Year Treasury Bond ETF, the iShares® 7-10 Year Treasury Bond ETF and the Schwab Intermediate-Term U.S. Treasury ETF™, all of which provide tactical exposure to U.S. government yields, detracted from results. Conversely, the Portfolios benefited from their tactical exposure to corporate bonds through the Vanguard Short- Term Corporate Bond ETF and the Vanguard Long-Term Corporate Bond ETF, as U.S. economic conditions continued to improve and credit spreads tightened. (Spreads are yield differentials between bonds of comparable maturity.) Furthermore, the iShares® Floating Rate Bond ETF added to returns, as interest rates rose during the Reporting Period overall.

Of the Portfolios’ commodities-related Underlying Funds, the PowerShares Optimum Yield Diversified Commodity Strategy ETF contributed positively to performance, as commodity prices, especially crude oil prices, moved higher.

Q	How did the Portfolios use derivatives and similar instruments during the Reporting Period?

A	The Portfolios do not directly invest in derivatives. However, some of the Underlying Funds may have used derivatives to allow them to track their respective benchmark indices with more precision. These may have included options, forwards, futures, swaps, structured securities and other derivative instruments.

Q	What changes did you make to the Portfolios’ strategic allocations during the Reporting Period?

A	During the Reporting Period, we eliminated the Portfolios’ strategic overweights in European equities and added strategic overweights in Japanese stocks. We reduced the Portfolios’ strategic allocations to U.S. mid-cap and small-cap stocks, ending the Reporting Period with a small strategic overweight in U.S. large-cap stocks. In our view, larger companies are more internationally focused than mid-cap and small-cap companies, and we expect them to perform better given U.S. dollar weakness. Additionally, we decreased the Portfolios’ strategic allocations to international equities during the Reporting Period and increased their strategic allocations to emerging markets equities. We also reduced the Portfolios’ strategic allocations to intermediate-term U.S. Treasuries in favor of Treasury Inflation Protected Securities (“TIPS”) because we believe investors expect inflation to increase. Finally, we added to the Portfolios’ strategic allocations to corporate bonds because we think higher interest rates give them a yield advantage over U.S. Treasury securities.

Q	What is the Portfolios’ tactical view and strategy for the months ahead?

A	In the near term, we expect to see low returns from virtually all asset classes. Therefore, we believe managing risk is likely to be of greater importance going forward. We plan to maintain a modestly defensive posture in the Portfolios, with a continued emphasis on seeking to generate strong riskadjusted returns.

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PORTFOLIO RESULTS

Index Definitions

S&P 500® Index is the Standard & Poor’s 500 composite index of 500 stocks, an unmanaged index of common stock prices.

CBOE Volatility Index® (“VIX®”) is a key measure of market expectations of near-term volatility conveyed by S&P 500® stock index option prices. Since its introduction in 1993, VIX® has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

It is not possible to invest directly in an unmanaged index.

7

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FUND BASICS

Target Date 2020 Portfolio
as of February 28, 2018

PERFORMANCE REVIEW

		S&P Target Date To 2020 (Total Return, Unhedged, USD)[2]
	Portfolio Total Return (based on NAV)[1]
September 1, 2017–February 28, 2018

Class A	1.03%	3.05%
Institutional	1.13	3.05
Service	0.87	3.05
Investor	1.11	3.05
Class R	0.85	3.05
Class R6	1.14	3.05

[1] The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

2 The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

8

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	1.92%	N/A	N/A	0.64%	8/22/16
Institutional	8.44	N/A	N/A	5.38	8/22/16
Service	7.83	N/A	N/A	4.81	8/22/16
Investor	8.30	N/A	N/A	5.24	8/22/16
Class R	7.70	N/A	N/A	4.68	8/22/16
Class R6	8.44	6.30%	3.31%	3.01	10/01/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2020 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2020 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.87%	1.52%
Institutional	0.48	1.13
Service	0.98	1.63
Investor	0.62	1.27
Class R	1.12	1.77
Class R6	0.47	1.12

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/18[5]

Holding	% of Net Assets	Line of Business

iShares 7-10 Year Treasury Bond ETF	20.1%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	18.1	Exchange Traded Funds
Schwab U.S. TIPs ETF	15.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	9.1	Exchange Traded Funds
iShares Floating Rate Bond ETF	6.0	Exchange Traded Funds
iShares Core S&P 500 ETF	5.0	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	2.5	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	2.5	Exchange Traded Funds
Emerging Markets ETF Vanguard FTSE Europe ETF	2.0	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	2.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION [6]

Holding	As of February 28, 2018	As of August 31, 2017

Bond Funds	71.5%	65.1%
Stock Funds	17.3	20.3
Foreign Stock Funds	7.5	7.8
Investment Companies	1.1	3.2
Alternative Funds	1.0	3.0

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

10

FUND BASICS

Target Date 2025 Portfolio
as of February 28, 2018

PERFORMANCE REVIEW

		S&P Target Date To
	Portfolio Total Return	2025 (Total Return,
September 1, 2017–February 28, 2018	(based on NAV)[1]	Unhedged, USD)[2]

Class A	2.82%	4.05%
Institutional	2.90	4.05
Service	2.61	4.05
Investor	2.88	4.05
Class R	2.56	4.05
Class R6	2.93	4.05

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/17	One Year	Since Inception	Inception Date

Class A	4.87%	3.42%	8/22/16
Institutional	11.41	8.18	8/22/16
Service	10.89	7.67	8/22/16
Investor	11.29	8.05	8/22/16
Class R	10.74	7.52	8/22/16
Class R6	11.44	8.20	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

11

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.87%	3.29%
Institutional	0.48	2.90
Service	0.98	3.40
Investor	0.62	3.04
Class R	1.12	3.54
Class R6	0.47	2.89

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]

Holding	% of Net Assets	Line of Business

Vanguard Short-Term Corporate Bond ETF	16.2%	Exchange Traded Funds
iShares Core S&P 500 ETF	14.9	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	13.6	Exchange Traded Funds
Schwab U.S. TIPs ETF	11.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	8.1	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	5.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	3.5	Exchange Traded Funds
Emerging Markets ETF iShares Floating Rate Bond ETF	3.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	3.0	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	2.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2018	As of August 31, 2017

Bond Funds	54.5%	48.5%
Stock Funds	28.9	31.5
Foreign Stock Funds	12.5	13.1
Alternative Funds	1.5	3.5
Investment Companies	1.2	3.0

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

12

FUND BASICS

Target Date 2030 Portfolio
as of February 28, 2018

PERFORMANCE REVIEW

		S&P Target Date To
	Portfolio Total Return	2030 (Total Return,
September 1, 2017–February 28, 2018	(based on NAV)[1]	Unhedged, USD)[2]

Class A	3.72%	5.09%
Institutional	3.97	5.09
Service	3.62	5.09
Investor	3.85	5.09
Class R	3.61	5.09
Class R6	3.98	5.09

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

13

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	6.68%	N/A	N/A	4.91%	8/22/16
Institutional	13.49	N/A	N/A	9.95	8/22/16
Service	12.89	N/A	N/A	9.39	8/22/16
Investor	13.25	N/A	N/A	9.74	8/22/16
Class R	12.65	N/A	N/A	9.17	8/22/16
Class R6	13.38	8.75%	4.21%	3.85	10/01/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2030 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2030 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.87%	1.34%
Institutional	0.48	0.95
Service	0.98	1.45
Investor	0.62	1.09
Class R	1.12	1.59
Class R6	0.47	0.94

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

14

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/18[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	19.9%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	14.1	Exchange Traded Funds
Schwab U.S. TIPs ETF	8.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	7.6	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	7.5	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	7.1	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	4.0	Exchange Traded Funds
Emerging Markets ETF Vanguard FTSE Europe ETF	3.5	Exchange Traded Funds
iShares Floating Rate Bond ETF	3.0	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	2.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2018	As of August 31, 2017

Bond Funds	42.4%	39.3%
Stock Funds	36.8	36.3
Foreign Stock Funds	16.0	16.4
Alternative Funds	2.0	3.0
Investment Companies	1.0	2.0

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

15

FUND BASICS

Target Date 2035 Portfolio
as of February 28, 2018

PERFORMANCE REVIEW

		S&P Target Date To
	Portfolio Total Return	2035 (Total Return,
September 1, 2017–February 28, 2018	(based on NAV)[1]	Unhedged, USD)[2]

Class A	4.22%	5.98%
Institutional	4.50	5.98
Service	4.22	5.98
Investor	4.39	5.98
Class R	4.17	5.98
Class R6	4.53	5.98

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/17	One Year	Since Inception	Inception Date

Class A	7.67%	5.91%	8/22/16
Institutional	14.35	10.79	8/22/16
Service	13.83	10.28	8/22/16
Investor	14.13	10.59	8/22/16
Class R	13.67	10.12	8/22/16
Class R6	14.38	10.82	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

16

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.87%	3.26%
Institutional	0.48	2.87
Service	0.98	3.37
Investor	0.62	3.01
Class R	1.12	3.51
Class R6	0.47	2.86

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	20.9%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	12.1	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	8.1	Exchange Traded Funds
Schwab U.S. TIPs ETF	7.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	7.1	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	6.1	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	4.5	Exchange Traded Funds
Emerging Markets ETF Vanguard FTSE Europe ETF	4.0	Exchange Traded Funds
iShares Floating Rate Bond ETF	3.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	3.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2018	As of August 31, 2017

Bond Funds	37.9%	34.5%
Stock Funds	36.9	39.6
Foreign Stock Funds	20.1	18.5
Alternative Funds	2.5	3.0
Investment Companies	1.2	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

17

FUND BASICS

Target Date 2040 Portfolio
as of February 28, 2018

PERFORMANCE REVIEW

		S&P Target Date To
	Portfolio Total Return	2040 (Total Return,
September 1, 2017–February 28, 2018	(based on NAV)[1]	Unhedged, USD)[2]

Class A	4.81%	6.87%
Institutional	4.95	6.87
Service	4.83	6.87
Investor	4.92	6.87
Class R	4.72	6.87
Class R6	5.06	6.87

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

18

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	8.59%	N/A	N/A	6.87%	8/22/16
Institutional	15.44	N/A	N/A	11.87	8/22/16
Service	14.85	N/A	N/A	11.31	8/22/16
Investor	15.18	N/A	N/A	11.64	8/22/16
Class R	14.62	N/A	N/A	11.11	8/22/16
Class R6	15.44	9.92%	4.26%	3.86	10/01/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2040 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2040 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.88%	1.45%
Institutional	0.49	1.06
Service	0.99	1.56
Investor	0.63	1.20
Class R	1.13	1.70
Class R6	0.48	1.05

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

19

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/18[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	21.9%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	10.1	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	8.5	Exchange Traded Funds
Schwab U.S. TIPs ETF	6.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	6.1	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	5.1	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	5.0	Exchange Traded Funds
Emerging Markets ETF Vanguard FTSE Europe ETF	4.5	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	3.5	Exchange Traded Funds
iShares Floating Rate Bond ETF	3.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2018	As of August 31, 2017

Stock Funds	42.9%	43.1%
Bond Funds	32.9	29.6
Foreign Stock Funds	19.0	20.0
Alternative Funds	2.5	3.0
Investment Companies	1.1	2.3

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

20

FUND BASICS

Target Date 2045 Portfolio
as of February 28, 2018

PERFORMANCE REVIEW

		S&P Target Date To
	Portfolio Total Return	2045 (Total Return,
September 1, 2017–February 28, 2018	(based on NAV)[1]	Unhedged, USD)[2]

Class A	5.45%	7.26%
Institutional	5.55	7.26
Service	5.36	7.26
Investor	5.53	7.26
Class R	5.26	7.26
Class R6	5.58	7.26

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/17	One Year	Since Inception	Inception Date

Class A	9.62%	7.77%	8/22/16
Institutional	16.38	12.75	8/22/16
Service	15.76	12.16	8/22/16
Investor	16.15	12.54	8/22/16
Class R	15.64	12.04	8/22/16
Class R6	16.31	12.70	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

21

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.88%	3.23%
Institutional	0.49	2.84
Service	0.99	3.34
Investor	0.63	2.98
Class R	1.13	3.48
Class R6	0.48	2.83

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	23.0%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	9.0	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	8.1	Exchange Traded Funds
Vanguard FTSE Europe ETF	5.3	Exchange Traded Funds
Schwab U.S. TIPs ETF	5.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	5.1	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	4.8	Exchange Traded Funds
Emerging Markets ETF iShares 7-10 Year Treasury Bond ETF	4.1	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	4.0	Exchange Traded Funds
iShares MSCI Japan ETF	3.3	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2018	As of August 31, 2017

Stock Funds	46.2%	45.3%
Bond Funds	27.9	25.5
Foreign Stock Funds	20.8	21.7
Alternative Funds	2.5	3.0
Investment Companies	1.2	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

22

FUND BASICS

Target Date 2050 Portfolio
as of February 28, 2018

PERFORMANCE REVIEW

		S&P Target Date To
	Portfolio Total Return	2050 (Total Return,
September 1, 2017–February 28, 2018	(based on NAV)[1]	Unhedged, USD)[2]

Class A	5.97%	7.42%
Institutional	6.20	7.42
Service	5.85	7.42
Investor	6.09	7.42
Class R	5.80	7.42
Class R6	6.21	7.42

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

23

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/17	One Year	Five Years	Since Inception	Inception Date

Class A	10.48%	N/A	8.75%	8/22/16
Institutional	17.43	N/A	13.81	8/22/16
Service	16.82	N/A	13.23	8/22/16
Investor	17.31	N/A	13.68	8/22/16
Class R	16.66	N/A	13.08	8/22/16
Class R6	17.44	11.11%	9.42	1/3/11

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2050 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2050 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.87%	2.16%
Institutional	0.48	1.77
Service	0.98	2.27
Investor	0.62	1.91
Class R	1.12	2.41
Class R6	0.47	1.76

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

24

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/18[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	24.0%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	9.6	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	6.1	Exchange Traded Funds
Vanguard FTSE Europe ETF	6.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	4.8	Exchange Traded Funds
Emerging Markets ETF iShares Core S&P Mid-Cap ETF	4.5	Exchange Traded Funds
Schwab U.S. TIPs ETF	4.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	4.1	Exchange Traded Funds
iShares MSCI Japan ETF	3.5	Exchange Traded Funds
Vanguard Growth ETF	3.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2018	As of August 31, 2017

Stock Funds	49.5%	48.4%
Bond Funds	22.8	20.5
Foreign Stock Funds	22.6	23.8
Alternative Funds	2.5	3.0
Investment Companies	1.1	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

25

FUND BASICS

Target Date 2055 Portfolio
as of February 28, 2018

PERFORMANCE REVIEW

		S&P Target Date To
	Portfolio Total Return	2055 (Total Return,
September 1, 2017–February 28, 2018	(based on NAV)[1]	Unhedged, USD)[2]

Class A	6.55%	7.68%
Institutional	6.73	7.68
Service	6.55	7.68
Investor	6.72	7.68
Class R	6.46	7.68
Class R6	6.76	7.68

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/17	One Year	Since Inception	Inception Date

Class A	11.34%	9.60%	8/22/16
Institutional	18.37	14.69	8/22/16
Service	17.75	14.10	8/22/16
Investor	18.25	14.56	8/22/16
Class R	17.64	13.98	8/22/16
Class R6	18.30	14.64	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

26

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.86%	3.44%
Institutional	0.47	3.05
Service	0.97	3.55
Investor	0.61	3.19
Class R	1.11	3.69
Class R6	0.46	3.04

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]

Holding	% of Net Assets	Line of Business

iShares Core S&P 500 ETF	25.0%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	10.1	Exchange Traded Funds
Vanguard FTSE Europe ETF	7.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	5.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility	4.5	Exchange Traded Funds
Emerging Markets ETF Vanguard Short-Term Corporate Bond ETF	4.1	Exchange Traded Funds
iShares MSCI Japan ETF	4.0	Exchange Traded Funds
Vanguard Growth ETF	4.0	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	4.0	Exchange Traded Funds
Schwab U.S. TIPs ETF	3.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]

Holding	As of February 28, 2018	As of August 31, 2017

Stock Funds	53.0%	51.5%
Foreign Stock Funds	24.1	25.5
Bond Funds	17.8	15.5
Alternative Funds	2.5	3.0
Investment Companies	1.2	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

27

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments
February 28, 2018 (Unaudited)

Value	Description	Shares
Exchange Traded Funds – 97.3%

Alternative Funds – 1.0%
27,193	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$473,158

Bond Funds – 71.5%
10,064	iShares 20+ Year Treasury Bond ETF	1,195,100
93,489	iShares 7-10 Year Treasury Bond ETF	9,551,771
56,129	iShares Floating Rate Bond ETF	2,863,140
82,203	Schwab Intermediate-Term U.S. Treasury ETF	4,295,107
131,612	Schwab U.S. TIPS ETF	7,163,641
109,459	Vanguard Short-Term Corporate Bond ETF	8,588,153
27,306	Virtus Seix Floating Rate High Income Fund	238,383

		33,895,295

Foreign Stock Funds – 7.5%
19,308	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,181,843
1,991	Vanguard FTSE All World ex-US Small-Cap ETF	236,929
17,272	Vanguard FTSE All-World ex-U.S. ETF	945,987
16,153	Vanguard FTSE Europe ETF	947,212
4,134	WisdomTree Japan Hedged Equity Fund	236,175

		3,548,146

Stock Funds – 17.3%
3,521	Energy Select Sector SPDR ETF	234,992
8,605	iShares Core S&P 500 ETF	2,352,091
3,780	iShares Core S&P Mid-Cap ETF	704,819
7,745	iShares MSCI Japan ETF	472,987
15,319	PowerShares S&P 500 Quality Portfolio	470,446
18,627	Schwab U.S. Dividend Equity ETF	940,477
13,008	Vanguard Financials ETF	936,966
6,434	Vanguard Growth ETF	938,463
1,650	Vanguard Industrials ETF	234,927
2,655	Vanguard Information Technology ETF	470,838
1,747	Vanguard Materials ETF	234,378
2,712	Vanguard Telecommunication Services ETF	235,727

		8,227,111

TOTAL EXCHANGE TRADED FUNDS
(Cost $44,635,426)		$46,143,710

Distribution
Rate
Investment Company(a) – 1.1%

Goldman Sachs Financial Square Government Fund – Institutional Shares
508,521	1.262%	$508,521
(Cost $508,521)

TOTAL INVESTMENTS – 98.4%
(Cost $45,143,947)		$46,652,231

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		756,574

NET ASSETS – 100.0%		$47,408,805

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated fund.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments
February 28, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.4%

Alternative Funds – 1.5%
10,068	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$175,183

Bond Funds – 54.5%
2,478	iShares 20+ Year Treasury Bond ETF	294,262
15,540	iShares 7-10 Year Treasury Bond ETF	1,587,722
6,911	iShares Floating Rate Bond ETF	352,530
17,994	Schwab Intermediate-Term U.S. Treasury ETF	940,186
23,767	Schwab U.S. TIPS ETF	1,293,638
23,960	Vanguard Short-Term Corporate Bond ETF	1,879,902

		6,348,240

Foreign Stock Funds – 12.5%
6,657	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	407,475
489	Vanguard FTSE All World ex-US Small-Cap ETF	58,191
10,633	Vanguard FTSE All-World ex-U.S. ETF	582,370
5,967	Vanguard FTSE Europe ETF	349,905
1,009	WisdomTree Japan Hedged Equity Fund	57,644

		1,455,585

Stock Funds – 28.9%
1,302	Energy Select Sector SPDR Fund	86,895
6,357	iShares Core S&P 500 ETF	1,737,622
1,241	iShares Core S&P Mid-Cap ETF	231,397
2,858	iShares MSCI Japan ETF	174,538
3,765	PowerShares S&P 500 Quality Portfolio	115,623
4,587	Schwab U.S. Dividend Equity ETF	231,598
3,204	Vanguard Financials ETF	230,784
1,587	Vanguard Growth ETF	231,480
406	Vanguard Industrials ETF	57,806
655	Vanguard Information Technology ETF	116,158
649	Vanguard Materials ETF	87,070
663	Vanguard Telecommunication Services ETF	57,628

		3,358,599

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,776,253)		$11,337,607

Distribution
Rate
Investment Company(a) – 1.2%

Goldman Sachs Financial Square Government Fund – Institutional Shares
139,695	1.262%	$139,695
(Cost $139,695)

TOTAL INVESTMENTS – 98.6%
(Cost $10,915,948)		$11,477,302

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		159,275

NET ASSETS – 100.0%		$11,636,577

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated fund.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments
February 28, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.2%

Alternative Funds – 2.0%
90,636	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$1,577,066

Bond Funds – 42.4%
16,808	iShares 20+ Year Treasury Bond ETF	1,995,950
54,682	iShares 7-10 Year Treasury Bond ETF	5,586,860
46,873	iShares Floating Rate Bond ETF	2,390,992
114,413	Schwab Intermediate-Term U.S. Treasury ETF	5,978,079
117,236	Schwab U.S. TIPS ETF	6,381,156
142,192	Vanguard Short-Term Corporate Bond ETF	11,156,384

		33,489,421

Foreign Stock Funds – 16.0%
51,598	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	3,158,313
3,322	Vanguard FTSE All World ex-US Small-Cap ETF	395,318
108,179	Vanguard FTSE All-World ex- U.S. ETF	5,924,964
47,213	Vanguard FTSE Europe ETF	2,768,570
6,851	WisdomTree Japan Hedged Equity Fund	391,398

		12,638,563

Stock Funds – 36.8%
11,761	Energy Select Sector SPDR Fund	784,929
57,489	iShares Core S&P 500 ETF	15,714,043
10,523	iShares Core S&P Mid-Cap ETF	1,962,119
25,870	iShares MSCI Japan ETF	1,579,881
38,379	PowerShares S&P 500 Quality Portfolio	1,178,619
35,000	Schwab U.S. Dividend Equity ETF	1,767,150
24,442	Vanguard Financials ETF	1,760,557
12,124	Vanguard Growth ETF	1,768,407
2,756	Vanguard Industrials ETF	392,399
5,558	Vanguard Information Technology ETF	985,655
5,822	Vanguard Materials ETF	781,080
4,529	Vanguard Telecommunication Services ETF	393,661

		29,068,500

TOTAL EXCHANGE TRADED FUNDS
(Cost $69,768,064)		$76,773,550

Distribution
Rate
Investment Company(a) – 1.0%

Goldman Sachs Financial Square Government Fund – Institutional Shares
805,000	1.262%	$805,000
(Cost $805,000)

TOTAL INVESTMENTS – 98.2%
(Cost $70,573,064)		$77,578,550

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		1,415,549

NET ASSETS – 100.0%		$78,994,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated fund.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments
February 28, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.4%

Alternative Funds – 2.5%
17,898	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$311,425

Bond Funds – 37.9%
2,654	iShares 20+ Year Treasury Bond ETF	315,162
7,398	iShares 7-10 Year Treasury Bond ETF	755,854
7,402	iShares Floating Rate Bond ETF	377,576
16,864	Schwab Intermediate-Term U.S. Treasury ETF	881,144
16,200	Schwab U.S. TIPS ETF	881,766
19,248	Vanguard Short-Term Corporate Bond ETF	1,510,198

		4,721,700

Foreign Stock Funds – 20.1%
9,167	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	561,112
5,104	iShares MSCI Japan ETF	311,701
524	Vanguard FTSE All World ex-US Small-Cap ETF	62,356
18,223	Vanguard FTSE All-World ex-U.S. ETF	998,074
8,521	Vanguard FTSE Europe ETF	499,671
1,082	WisdomTree Japan Hedged Equity Fund	61,815

		2,494,729

Stock Funds – 36.9%
1,857	Energy Select Sector SPDR Fund	123,936
9,533	iShares Core S&P 500 ETF	2,605,750
1,994	iShares Core S&P Mid-Cap ETF	371,801
6,063	PowerShares S&P 500 Quality Portfolio	186,195
6,142	Schwab U.S. Dividend Equity ETF	310,110
3,864	Vanguard Financials ETF	278,324
2,128	Vanguard Growth ETF	310,390
435	Vanguard Industrials ETF	61,935
878	Vanguard Information Technology ETF	155,705
924	Vanguard Materials ETF	123,964
713	Vanguard Telecommunication Services ETF	61,974

		4,590,084

TOTAL EXCHANGE TRADED FUNDS
(Cost $11,148,558)		$12,117,938

Distribution
Rate
Investment Company(a) – 1.2%

Goldman Sachs Financial Square Government Fund – Institutional Shares
150,485	1.262%	$150,485
(Cost $150,485)

TOTAL INVESTMENTS – 98.6%
(Cost $11,299,043)		$12,268,423

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		174,518

NET ASSETS – 100.0%		$12,442,941

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated fund.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments
February 28, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.3%

Alternative Funds – 2.5%
73,004	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$1,270,269

Bond Funds – 32.9%
10,807	iShares 20+ Year Treasury Bond ETF	1,283,331
25,099	iShares 7-10 Year Treasury Bond ETF	2,564,365
30,137	iShares Floating Rate Bond ETF	1,537,288
58,850	Schwab Intermediate-Term U.S. Treasury ETF	3,074,913
56,533	Schwab U.S. TIPS ETF	3,077,091
65,302	Vanguard Short-Term Corporate Bond ETF	5,123,595

		16,660,583

Foreign Stock Funds – 19.0%
41,469	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2,538,317
2,133	Vanguard FTSE All World ex-US Small-Cap ETF	253,827
78,828	Vanguard FTSE All-World ex-U.S. ETF	4,317,409
39,029	Vanguard FTSE Europe ETF	2,288,661
4,413	WisdomTree Japan Hedged Equity Fund	252,115

		9,650,329

Stock Funds – 42.9%
9,452	Energy Select Sector SPDR Fund	630,826
40,659	iShares Core S&P 500 ETF	11,113,731
9,473	iShares Core S&P Mid-Cap ETF	1,766,336
24,950	iShares MSCI Japan ETF	1,523,697
24,718	PowerShares S&P 500 Quality Portfolio	759,090
27,465	Schwab U.S. Dividend Equity ETF	1,386,708
17,489	Vanguard Financials ETF	1,259,733
9,521	Vanguard Growth ETF	1,388,733
1,772	Vanguard Industrials ETF	252,297
4,268	Vanguard Information Technology ETF	756,887
4,702	Vanguard Materials ETF	630,820
2,912	Vanguard Telecommunication Services ETF	253,111

		21,721,969

TOTAL EXCHANGE TRADED FUNDS
(Cost $43,853,376)		$49,303,150

Distribution
Rate
Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
532,728	1.262%	$532,728
(Cost $532,728)

TOTAL INVESTMENTS – 98.4%
(Cost $44,386,104)		$49,835,878

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		835,764

NET ASSETS – 100.0%		$50,671,642

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated fund.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments
February 28, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.4%

Alternative Funds – 2.5%
18,051	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$314,087

Bond Funds – 27.9%
2,670	iShares 20+ Year Treasury Bond ETF	317,063
4,961	iShares 7-10 Year Treasury Bond ETF	506,865
7,446	iShares Floating Rate Bond ETF	379,820
12,116	Schwab Intermediate-Term U.S. Treasury ETF	633,061
11,639	Schwab U.S. TIPS ETF	633,511
12,907	Vanguard Short-Term Corporate Bond ETF	1,012,683

		3,483,003

Foreign Stock Funds – 20.8%
9,733	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	595,757
792	Vanguard FTSE All World ex-US Small-Cap ETF	94,248
20,620	Vanguard FTSE All-World ex-U.S. ETF	1,129,358
1,315	Vanguard FTSE Emerging Markets ETF	62,029
11,249	Vanguard FTSE Europe ETF	659,641
1,103	WisdomTree Japan Hedged Equity Fund	63,014

		2,604,047

Stock Funds – 46.2%
2,335	Energy Select Sector SPDR Fund	155,838
10,502	iShares Core S&P 500 ETF	2,870,617
2,676	iShares Core S&P Mid-Cap ETF	498,967
6,678	iShares MSCI Japan ETF	407,825
6,094	PowerShares S&P 500 Quality Portfolio	187,147
7,405	Schwab U.S. Dividend Equity ETF	373,878
4,755	Vanguard Financials ETF	342,503
2,566	Vanguard Growth ETF	374,277
651	Vanguard Industrials ETF	92,689
1,230	Vanguard Information Technology ETF	218,128
1,162	Vanguard Materials ETF	155,894
1,079	Vanguard Telecommunication Services ETF	93,787

		5,771,550

TOTAL EXCHANGE TRADED FUNDS
(Cost $11,018,762)		$12,172,687

Distribution
Rate
Investment Companies(a) – 1.2%

Goldman Sachs Financial Square Government Fund – Institutional Shares
155,607	1.262%	$155,607
(Cost $155,607)

TOTAL INVESTMENTS – 98.6%
(Cost $11,174,369)		$12,328,294

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		170,220

NET ASSETS – 100.0%		$12,498,514

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated fund.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments
February 28, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.4%

Alternative Funds – 2.5%
44,373	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$772,090

Bond Funds – 22.8%
6,579	iShares 20+ Year Treasury Bond ETF	781,256
9,167	iShares 7-10 Year Treasury Bond ETF	936,592
18,346	iShares Floating Rate Bond ETF	935,830
23,884	Schwab Intermediate-Term U.S. Treasury ETF	1,247,939
22,944	Schwab U.S. TIPS ETF	1,248,842
23,852	Vanguard Short-Term Corporate Bond ETF	1,871,428

		7,021,887

Foreign Stock Funds – 22.6%
23,983	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,467,999
2,601	Vanguard FTSE All World ex-US Small-Cap ETF	309,519
53,633	Vanguard FTSE All-World ex-U.S. ETF	2,937,479
4,895	Vanguard FTSE Emerging Markets ETF	230,897
31,679	Vanguard FTSE Europe ETF	1,857,657
2,704	WisdomTree Japan Hedged Equity Fund	154,480

		6,958,031

Stock Funds – 49.5%
5,754	Energy Select Sector SPDR Fund	384,022
27,002	iShares Core S&P 500 ETF	7,380,727
7,420	iShares Core S&P Mid-Cap ETF	1,383,533
17,720	iShares MSCI Japan ETF	1,082,160
15,026	PowerShares S&P 500 Quality Portfolio	461,448
21,295	Schwab U.S. Dividend Equity ETF	1,075,185
12,756	Vanguard Financials ETF	918,815
7,376	Vanguard Growth ETF	1,075,863
1,618	Vanguard Industrials ETF	230,371
3,464	Vanguard Information Technology ETF	614,306
2,863	Vanguard Materials ETF	384,100
2,659	Vanguard Telecommunication Services ETF	231,120

		15,221,650

TOTAL EXCHANGE TRADED FUNDS
(Cost $26,217,928)		$29,973,658

Distribution
Rate
Investment Companies(a) – 1.1%

Goldman Sachs Financial Square Government Fund – Institutional Shares
329,162	1.262%	$329,162
(Cost $329,162)

TOTAL INVESTMENTS – 98.5%
(Cost $26,547,090)		$30,302,820

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		446,723

NET ASSETS – 100.0%		$30,749,543

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated fund.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments
February 28, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.4%

Alternative Funds – 2.5%
18,163	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$316,036

Bond Funds – 17.8%
2,692	iShares 20+ Year Treasury Bond ETF	319,675
2,501	iShares 7-10 Year Treasury Bond ETF	255,527
7,507	iShares Floating Rate Bond ETF	382,932
7,330	Schwab Intermediate-Term U.S. Treasury ETF	382,993
7,041	Schwab U.S. TIPS ETF	383,242
6,507	Vanguard Short-Term Corporate Bond ETF	510,539

		2,234,908

Foreign Stock Funds – 24.1%
9,297	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	569,069
1,061	Vanguard FTSE All World ex-US Small-Cap ETF	126,259
23,102	Vanguard FTSE All-World ex-U.S. ETF	1,265,297
2,671	Vanguard FTSE Emerging Markets ETF	125,991
15,124	Vanguard FTSE Europe ETF	886,871
1,114	WisdomTree Japan Hedged Equity Fund	63,643

		3,037,130

Stock Funds – 53.0%
2,355	Energy Select Sector SPDR Fund	157,173
11,510	iShares Core S&P 500 ETF	3,146,144
3,374	iShares Core S&P Mid-Cap ETF	629,116
8,287	iShares MSCI Japan ETF	506,087
6,147	PowerShares S&P 500 Quality Portfolio	188,774
9,962	Schwab U.S. Dividend Equity ETF	502,981
5,233	Vanguard Financials ETF	376,933
3,450	Vanguard Growth ETF	503,217
876	Vanguard Industrials ETF	124,725
1,418	Vanguard Information Technology ETF	251,468
1,171	Vanguard Materials ETF	157,101
1,451	Vanguard Telecommunication Services ETF	126,121

		6,669,840

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,856,464)		$12,257,914

Distribution
Rate
Investment Company(a) – 1.2%

Goldman Sachs Financial Square Government Fund – Institutional Shares
149,465	1.262%	$149,465
(Cost $149,465)

TOTAL INVESTMENTS – 98.6%
(Cost $11,005,929)		$12,407,379

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		181,107

NET ASSETS – 100.0%		$12,588,486

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated fund.

Investment Abbreviations:
ETF —Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities
February 28, 2018 (Unaudited)

Target Date 2020
Portfolio

Assets:
Investments of unaffiliated issuers, at value (Cost $44,635,426, $10,776,253, $69,768,064, $11,148,558, $43,853,376,
$11,018,762, $26,217,928 and $10,856,464)	$46,143,710
Investments of affiliated issuers, at value (Cost $508,521, $139,695, $805,000, $150,485, $532,728, $155,607, $329,162 and $149,465)	508,521
Cash	950,008
Receivables:
Investments sold	382,564
Reimbursement from investment adviser	17,740
Dividends	1,587
Portfolio shares sold	1,121
Other assets	2,752

Total assets	48,008,003

Liabilities:
Payables:
Investments purchased	407,091
Management fees	9,140
Distribution and Service fees and Transfer Agency fees	1,218
Offering expense	–
Accrued expenses	181,749

Total liabilities	599,198

NET ASSETS:
Paid-in capital	45,477,919
Undistributed (distributions in excess of) net investment income	(6,485)
Accumulated net realized gain	429,087
Net unrealized gain	1,508,284
NET ASSETS	$47,408,805
Net Assets:
Class A	$16,963
Institutional	10,617
Service	10,535
Investor(b)	870,790
Class R	10,513
Class R6	46,489,387

Total Net Assets	$47,408,805

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,843
Institutional	1,151
Service	1,144
Investor(b)	94,552
Class R	1,142
Class R6	5,039,709

Net asset value, offering and redemption price per share:(a)
Class A	$9.21
Institutional	9.22
Service	9.21
Investor(b)	9.21
Class R	9.21
Class R6	9.22

(a)	Maximum public offering price per share for Class A Shares of the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, and Target Date 2055 Portfolios is $9.75, $11.28, $9.94, $11.63, $9.72, $11.87, $10.93 and $12.12, respectively.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2025 Portfolio	Target Date 2030 Portfolio	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio	Target Date 2050 Portfolio	Target Date 2055 Portfolio

$11,337,607	$76,773,550	$12,117,938	$49,303,150	$12,172,687	$29,973,658	$12,257,914

139,695	805,000	150,485	532,728	155,607	329,162	149,465
233,714	1,589,073	250,412	1,020,561	251,891	620,068	254,006

91,414	779,040	114,171	494,465	170,765	420,712	198,372
15,629	17,284	15,604	17,653	15,511	16,743	15,597
113	3,815	111	434	105	392	355
—	1,021	1,206	1,202	—	2,208	160
859	4,598	920	3,052	925	2,002	935

11,819,031	79,973,381	12,650,847	51,373,245	12,767,491	31,364,945	12,876,804

111,672	779,167	137,044	509,474	198,565	433,176	219,139
2,217	15,103	2,375	9,691	2,389	5,750	2,409
440	2,104	488	1,264	490	842	476
37,870	—	37,871	—	37,871	—	36,473
30,255	182,908	30,128	181,174	29,662	175,634	29,821

182,454	979,282	207,906	701,603	268,977	615,402	288,318

10,989,357	71,634,990	11,429,705	44,574,516	11,238,989	26,782,857	11,081,292
509	(8,104)	(1,061)	(9,279)	(2,304)	(20,562)	(4,245)
85,357	361,727	44,917	656,631	107,904	231,518	109,989
561,354	7,005,486	969,380	5,449,774	1,153,925	3,755,730	1,401,450

$11,636,577	$78,994,099	$12,442,941	$50,671,642	$12,498,514	$30,749,543	$12,588,486
$139,718	$320,235	$41,440	$27,252	$94,517	$127,297	$98,580
10,995,845	11,320	11,402,068	11,619	11,698,255	11,927	12,004,790
10,969	11,233	11,373	11,530	11,669	11,836	11,975
367,967	1,450,934	791,622	584,003	534,896	840,756	359,342
10,944	26,201	11,419	30,367	35,108	11,836	34,014
111,134	77,174,176	185,019	50,006,871	124,069	29,745,891	79,785

$11,636,577	$78,994,099	$12,442,941	$50,671,642	$12,498,514	$30,749,543	$12,588,486

13,111	34,095	3,769	2,966	8,427	12,329	8,607
1,033,072	1,202	1,036,269	1,261	1,040,529	1,151	1,045,472
1,032	1,195	1,035	1,254	1,039	1,144	1,044
34,612	154,372	72,092	63,495	47,635	81,279	31,334
1,030	2,791	1,040	3,309	3,132	1,145	2,976
10,441	8,196,836	16,815	5,424,060	11,040	2,871,155	6,950

$10.66	$9.39	$10.99	$9.19	$11.22	$10.33	$11.45
10.64	9.42	11.00	9.21	11.24	10.36	11.48
10.63	9.40	10.99	9.20	11.23	10.34	11.47
10.63	9.40	10.98	9.20	11.23	10.34	11.47
10.63	9.39	10.99	9.18	11.21	10.34	11.43
10.64	9.42	11.00	9.22	11.24	10.36	11.48

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations
For the Six Months Ended February 28, 2018 (Unaudited)

Target Date 2020
Portfolio

Investment income:

Dividends — unaffiliated issuers	$530,177
Dividends — affiliated issuers	2,096

Total investment income	532,273

Expenses:

Registration fees	65,727
Management fees	60,174
Professional fees	33,730
Custody, accounting and administrative services	29,166
Trustee fees	11,729
Printing and mailing costs	8,856
Transfer Agency fees(a)	7,360
Distribution and Service fees(a)	73
Other	7,077

Total expenses	223,892

Less — expense reductions	(150,847)

Net expenses	73,045

NET INVESTMENT INCOME	459,228

Realized and unrealized gain (loss):

Net realized gain (loss) from investments	1,214,579
Net change in unrealized gain (loss) from investments	(1,126,043)

Net realized and unrealized gain	88,536

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$547,764

(a) Class specific Distribution and Service and Transfer Agency fees were as follows:

	Distribution and Service Fees			Transfer Agency Fees

Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor(b)	Class R	Class R6
Target Date 2020	$21	$26	$26	$15	$2	$2	$723	$9	$6,609
Target Date 2025	70	27	27	51	2,173	2	289	10	11
Target Date 2030	305	28	62	223	2	2	1,206	22	10,614
Target Date 2035	42	28	28	31	2,241	2	601	11	13
Target Date 2040	23	28	67	16	2	2	452	24	6,963
Target Date 2045	112	29	80	82	2,292	2	395	29	10
Target Date 2050	104	29	29	76	2	2	688	11	3,883
Target Date 2055	117	29	70	85	2,343	2	273	25	8

(b) Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2025 Portfolio	Target Date 2030 Portfolio	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio	Target Date 2050 Portfolio	Target Date 2055 Portfolio

$122,994	$827,009	$128,483	$528,511	$127,824	$297,023	$126,897
394	4,201	632	2,815	627	1,980	603

123,388	831,210	129,115	531,326	128,451	299,003	127,500

37,032	65,730	37,033	65,727	37,035	65,727	37,119
14,178	96,888	15,024	62,915	15,120	35,693	15,253
33,112	33,730	33,112	33,730	33,112	33,730	33,112
20,851	28,716	20,762	28,954	20,393	22,532	20,625
11,044	12,208	11,051	11,734	11,052	11,321	11,053
4,341	10,034	4,307	8,796	4,308	7,539	4,346
2,536	12,069	2,899	7,459	2,810	4,662	2,736
124	395	98	118	221	162	216
3,130	8,704	3,133	6,699	3,137	4,786	3,142

126,348	268,474	127,419	226,132	127,188	186,152	127,602

(108,782)	(150,505)	(108,662)	(150,058)	(108,295)	(142,510)	(108,643)

17,566	117,969	18,757	76,074	18,893	43,642	18,959

105,822	713,241	110,358	455,252	109,558	255,361	108,541

222,457	1,691,859	170,214	1,571,277	226,925	632,572	245,633
(8,433)	546,400	238,479	442,472	312,206	770,765	436,821

214,024	2,238,259	408,693	2,013,749	539,131	1,403,337	682,454

$319,846	$2,951,500	$519,051	$2,469,001	$648,689	$1,658,698	$790,995

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets

	Target Date 2020 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$459,228	$749,850	$969,310
Net realized gain (loss)	1,214,579	2,911,207	2,304,750
Net change in unrealized gain (loss)	(1,126,043)	(350,687)	(1,317,333)

Net increase (decrease) in net assets resulting from operations	547,764	3,310,370	1,956,727

Distributions to shareholders:
From net investment income
Class A Shares(a)	(282)	(167)	—
Institutional Shares(a)	(211)	(182)	—
Service Shares(a)	(159)	(164)	—
Investor Shares(a)(b)	(16,543)	(177)	—
Class R Shares(a)	(145)	(159)	—
Class R6 Shares	(936,697)	(1,005,896)	(899,589)
From net realized gains
Class A Shares(a)	(1,090)	(373)	—
Institutional Shares(a)	(708)	(373)	—
Service Shares(a)	(707)	(373)	—
Investor Shares(a)(b)	(55,965)	(373)	—
Class R Shares(a)	(707)	(373)	—
Class R6 Shares	(3,132,674)	(2,022,264)	(1,764,331)

Total distributions to shareholders	(4,145,888)	(3,030,874)	(2,663,920)

From share transactions:
Proceeds from sales of shares	1,893,707	1,740,467	5,445,589
Reinvestment of distributions	4,145,888	3,030,874	2,663,920
Cost of shares redeemed	(2,992,527)	(10,811,559	(7,300,343)

Net increase (decrease) in net assets resulting from share transactions	3,047,068	(6,040,218)	809,166

Total INCREASE (DECREASE)	(551,056)	(5,760,722)	101,973

Net assets:
Beginning of period	47,959,861	53,720,583	53,618,610

End of period	$47,408,805	$47,959,861	$53,720,583

Undistributed (distributions in excess of) net investment income	$(6,485)	$488,324	$747,818

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2025 Portfolio			Target Date 2030 Portfolio

For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016

$105,822	$145,466	$26,825	$713,241	$1,094,982	$1,461,869
222,457	59,137	(57,510)	1,691,859	7,588,451	2,737,159
(8,433)	706,788	(137,001)	546,400	(771,447)	(1,710,529)

319,846	911,391	(167,686)	2,951,500	7,911,986	2,488,499

(375)	(375)	–	(3,123)	(306)	–
(190,671)	(79,700)	–	(204)	(198)	–
(139)	(62)	–	(150)	(181)	–
(5,981)	(75)	–	(25,079)	(193)	–
(123)	(57)	–	(332)	(175)	–
(1,700)	(80)	–	(1,365,572)	(1,529,883)	(1,258,551)

(407)	–	–	(21,854)	(317)	–
(132,503)	–	–	(1,138)	(317)	–
(133)	–	–	(1,136)	(317)	–
(4,127)	–	–	(140,985)	(317)	–
(133)	–	–	(2,546)	(317)	–
(1,090)	–	–	(7,582,810)	(2,407,010)	(2,672,152)

(337,382)	(80,349)	–	(9,144,929)	(3,939,531)	(3,930,703)

611,389	84,579	10,000,066	3,758,691	3,528,594	2,761,285
337,382	80,349	–	9,144,928	3,939,531	3,930,703
(122,867)	(76)	(65)	(3,652,178)	(9,777,634)	(9,983,568)

825,904	164,852	10,000,001	9,251,441	(2,309,509)	(3,291,580)

808,368	995,894	9,832,315	3,058,012	1,662,946	(4,733,784)

10,828,209	9,832,315	–	75,936,087	74,273,141	79,006,925

$11,636,577	$10,828,209	$9,832,315	$78,994,099	$75,936,087	$74,273,141

$509	$93,676	$27,333	$(8,104)	$673,115	$1,109,790

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2035 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)
From operations:
Net investment income	$110,358	$147,635	$27,283
Net realized gain (loss)	170,214	118,829	(56,337)
Net change in unrealized gain (loss)	238,479	888,166	(157,265)

Net increase (decrease) in net assets resulting from operations	519,051	1,154,630	(186,319)

Distributions to shareholders:
From net investment income
Class A Shares(a)	(389)	(71)	–
Institutional Shares(a)	(188,851)	(84,675)	–
Service Shares(a)	(136)	(67)	–
Investor Shares(a)(b)	(11,788)	(80)	–
Class R Shares(a)	(120)	(62)	–
Class R6 Shares	(1,665)	(85)	–
From net realized gains
Class A Shares(a)	(461)	–	–
Institutional Shares(a)	(174,407)	–	–
Service Shares(a)	(175)	–	–
Investor Shares(a)(b)	(10,932)	–	–
Class R Shares(a)	(176)	–	–
Class R6 Shares	(1,394)	–	–

Total distributions to shareholders	(390,494)	(85,040)	–

From share transactions:
Proceeds from sales of shares	815,907	180,035	10,000,066
Reinvestment of distributions	390,494	85,040	–
Cost of shares redeemed	(40,274)	(90)	(65)

Net increase (decrease) in net assets resulting from share transactions	1,166,127	264,985	10,000,001

TOTAL INCREASE (DECREASE)	1,294,684	1,334,575	9,813,682

Net assets:
Beginning of period	11,148,257	9,813,682	–

End of period	$12,442,941	$11,148,257	$9,813,682

Undistributed (distributions in excess of) net investment income	$(1,061)	$91,530	$27,791

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2040 Portfolio			Target Date 2045 Portfolio

For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)

$455,252	$718,594	$983,035	$109,558	$149,139	$27,097
1,571,277	5,848,943	2,200,742	226,925	175,421	(57,327)
442,472	(625,537)	(1,495,190)	312,206	1,006,023	(164,304)

2,469,001	5,942,000	1,688,587	648,689	1,330,583	(194,534)

(317)	(256)	–	(1,331)	(73)	–
(208)	(211)	–	(191,700)	(87,162)	–
(154)	(193)	–	(139)	(70)	–
(9,199)	(206)	–	(7,286)	(82)	–
(369)	(188)	–	(390)	(65)	–
(890,648)	(1,022,650)	(839,070)	(1,489)	(88)	–

(2,341)	(571)	–	(1,765)	–	–
(1,349)	(442)	–	(224,124)	–	–
(1,347)	(443)	–	(225)	–	–
(60,128)	(442)	–	(8,463)	–	–
(3,188)	(442)	–	(635)	–	–
(5,740,865)	(2,134,309)	(2,209,026)	(1,542)	–	–

(6,710,113)	(3,160,353)	(3,048,096)	(439,089)	(87,540)	–

1,874,002	2,044,481	1,187,738	647,418	251,712	10,000,066
6,710,113	3,160,353	3,048,096	439,087	87,540	–
(2,766,525)	(6,283,037)	(5,514,019)	(109,860)	(75,493)	(65)

5,817,590	(1,078,203)	(1,278,185)	976,645	263,759	10,000,001

1,576,478	1,703,444	(2,637,694)	1,186,245	1,506,802	9,805,467

49,095,164	47,391,720	50,029,414	11,312,269	9,805,467	–

$50,671,642	$49,095,164	$47,391,720	$12,498,514	$11,312,269	$9,805,467

$(9,279)	$436,364	$738,785	$(2,304)	$90,473	$27,605

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2050 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$255,361	$350,541	$446,501
Net realized gain (loss)	632,572	1,845,973	844,921
Net change in unrealized gain (loss)	770,765	1,087,414	(529,507)

Net increase (decrease) in net assets resulting from operations	1,658,698	3,283,928	761,915

Distributions to shareholders:
From net investment income
Class A Shares(a)	(1,493)	(196)	–
Institutional Shares(a)	(200)	(210)	–
Service Shares(a)	(144)	(192)	–
Investor Shares(a)(b)	(13,606)	(205)	–
Class R Shares(a)	(127)	(187)	–
Class R6 Shares	(474,938)	(470,084)	(348,249)
From net realized gains
Class A Shares(a)	(5,788)	(404)	–
Institutional Shares(a)	(713)	(404)	–
Service Shares(a)	(712)	(404)	–
Investor Shares(a)(b)	(48,815)	(404)	–
Class R Shares(a)	(714)	(404)	–
Class R6 Shares	(1,685,988)	(892,169)	(629,298)

Total distributions to shareholders	(2,233,238)	(1,365,263)	(977,547)

From share transactions:
Proceeds from sales of shares	3,189,749	3,007,855	1,728,932
Reinvestment of distributions	2,233,239	1,365,263	977,547
Cost of shares redeemed	(491,890)	(1,604,503)	(1,267,315)

Net increase in net assets resulting from share transactions	4,931,098	2,768,615	1,439,164

TOTAL INCREASE	4,356,558	4,687,280	1,223,532

Net assets:
Beginning of period	26,392,985	21,705,705	20,482,173

End of period	$30,749,543	$26,392,985	$21,705,705

Undistributed (distributions in excess of) net investment income	$(20,562)	$214,585	$333,260

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2055 Portfolio

For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)

$ 108,541	$ 151,195	$ 26,977
245,633	224,897	(64,343)
436,821	1,129,809	(165,180)

790,995	1,505,901	(202,546)

(1,292)	(98)	—
(193,278)	(91,043)	—
(139)	(74)	—
(5,284)	(86)	—
(440)	(69)	—
(1,022)	(92)	—

(2,272)	—	—
(283,232)	—	—
(284)	—	—
(7,710)	—	—
(778)	—	—
(1,378)	—	—

(497,109)	(91,462)	—

321,037	176,911	10,000,066
497,109	91,462	—
(3,760)	(53)	(65)

814,386	268,320	10,000,001

1,108,272	1,682,759	9,797,455

11,480,214	9,797,455	—

$12,588,486	$11,480,214	$9,797,455

$ (4,245)	$ 88,669	$ 27,485

The accompanying notes are an integral part of these financial statements.    45

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
							Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$9.93	$0.07	$0.04	$0.11	$(0.16)	$(0.67)	$(0.83)
2018 - Institutional	9.96	0.09	0.03	0.12	(0.19)	(0.67)	(0.86)
2018 - Service	9.93	0.07	0.02	0.09	(0.14)	(0.67)	(0.81)
2018 - Investor(e)	9.95	0.08	0.03	0.11	(0.18)	(0.67)	(0.85)
2018 - R	9.92	0.06	0.03	0.09	(0.13)	(0.67)	(0.80)
2018 - R6	9.96	0.09	0.03	0.12	(0.19)	(0.67)	(0.86)
FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.90	0.10	0.47	0.57	(0.16)	(0.38)	(0.54)
2017 - Institutional	9.91	0.13	0.48	0.61	(0.18)	(0.38)	(0.56)
2017 - Service	9.90	0.09	0.48	0.57	(0.16)	(0.38)	(0.54)
2017 - Investor(e)	9.91	0.09	0.50	0.59	(0.17)	(0.38)	(0.55)
2017 - R	9.90	0.08	0.47	0.55	(0.15)	(0.38)	(0.53)
2017 - R6	9.91	0.14	0.47	0.61	(0.18)	(0.38)	(0.56)
FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 29, 2014)	10.05	0.02	(0.17)	(0.15)	—	—	—
2016 - Institutional (Commenced August 29, 2014)	10.05	0.03	(0.17)	(0.14)	—	—	—
2016 - Service (Commenced August 29, 2014)	10.05	0.02	(0.17)	(0.15)	—	—	—
2016 - Investor(e) (Commenced August 29, 2014)	10.05	0.02	(0.16)	(0.14)	—	—	—
2016 - R (Commenced August 29, 2014)	10.05	0.01	(0.16)	(0.15)	—	—	—
2016 - R6 (Commenced August 29, 2014)	10.07	0.18	0.16	0.34	(0.17)	(0.33)	(0.50)
2015 - R6	10.00	0.16	0.10	0.26	(0.09)	(0.10)	(0.19)
FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.03)	—	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(d)	Annualized.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Net asset value, end of period		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate
	Total return
	(b)			(f)		(f)		(f)		(c)

$9.21	1.03%	$17	0.70	%(d)	1.32	%(d)	1.50	%(d)	117%
9.22	1.13	11	0.29	(d)	0.91	(d)	1.93	(d)	117
9.21	0.87	11	0.78	(d)	1.41	(d)	1.43	(d)	117
9.21	1.11	871	0.45	(d)	1.07	(d)	1.74	(d)	117
9.21	0.85	11	0.92	(d)	1.54	(d)	1.30	(d)	117
9.22	1.14	46,489	0.30	(d)	0.93	(d)	1.91	(d)	117

9.93	6.06	16	0.72	(d)	1.26	(d)	1.21	(d)	189
9.96	6.42	10	0.32	(d)	0.96	(d)	1.66	(d)	189
9.93	6.02	10	0.82	(d)	1.46	(d)	1.16	(d)	189
9.95	6.26	323	0.46	(d)	1.07	(d)	1.08	(d)	189
9.92	5.86	10	0.97	(d)	1.61	(d)	1.01	(d)	189
9.96	6.42	47,589	0.30	(d)	0.94	(d)	1.69	(d)	189

9.90	(1.49)	10	0.74	(d)	3.01	(d)	0.94	(d)	204
9.91	(1.39)	10	0.34	(d)	2.61	(d)	1.34	(d)	204
9.90	(1.49)	10	0.84	(d)	3.11	(d)	0.84	(d)	204
9.91	(1.39)	10	0.48	(d)	2.75	(d)	1.19	(d)	204
9.90	(1.49)	10	0.98	(d)	3.25	(d)	0.69	(d)	204
9.91	3.65	53,671	0.31		0.76		1.79		204
10.07	2.61	53,619	0.30		0.30		1.46		207

10.00	—	61,964	0.32	(d)	0.32	(d)	1.82	(d)	48

The accompanying notes are an integral part of these financial statements.    47

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.61	$0.06	$0.24	$0.30	$(0.12)	$(0.13)	$(0.25)
2018 - Institutional	10.65	0.10	0.21	0.31	(0.19)	(0.13)	(0.32)
2018 - Service	10.62	0.07	0.21	0.28	(0.14)	(0.13)	(0.27)
2018 - Investor(e)	10.64	0.09	0.22	0.31	(0.19)	(0.13)	(0.32)
2018 - R	10.61	0.07	0.20	0.27	(0.12)	(0.13)	(0.25)
2018 - R6	10.65	0.09	0.22	0.31	(0.19)	(0.13)	(0.32)
FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.82	0.12	0.75	0.87	(0.08)	—	(0.08)
2017 - Institutional	9.83	0.14	0.76	0.90	(0.08)	—	(0.08)
2017 - Service	9.82	0.10	0.76	0.86	(0.06)	—	(0.06)
2017 - Investor(e)	9.83	0.12	0.76	0.88	(0.07)	—	(0.07)
2017 - R	9.82	0.09	0.76	0.85	(0.06)	—	(0.06)
2017 - R6	9.83	0.14	0.76	0.90	(0.08)	—	(0.08)
FOR THE PERIOD ENDED OCTOBER 31,
2016 - A (Commenced August 29, 2014)	10.00	0.02	(0.20)	(0.18)	—	—	—
2016 - Institutional (Commenced August 29, 2014)	10.00	0.03	(0.20)	(0.17)	—	—	—
2016 - Service (Commenced August 29, 2014)	10.00	0.02	(0.20)	(0.18)	—	—	—
2016 - Investor(e) (Commenced August 29, 2014)	10.00	0.02	(0.19)	(0.17)	—	—	—
2016 - R (Commenced August 29, 2014)	10.00	0.01	(0.19)	(0.18)	—	—	—
2016 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.20)	(0.17)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Net asset value, end of period		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate
	Total return
	(b)			(c)(f)		(c)(f)		(c)(f)		(d)

$10.66	2.82%	$140	0.70%		2.60%		1.16%		94%
10.64	2.90	10,996	0.30		2.22		1.88		94
10.63	2.61	11	0.79		2.70		1.39		94
10.63	2.88	368	0.44		2.34		1.71		94
10.63	2.56	11	0.94		2.85		1.24		94
10.64	2.93	111	0.30		2.18		1.75		94

10.61	8.77	75	0.71		4.54		1.39		167
10.65	9.22	10,687	0.32		3.92		1.69		167
10.62	8.83	11	0.81		4.40		1.20		167
10.64	9.06	35	0.46		5.20		1.37		167
10.61	8.67	11	0.95		4.54		1.06		167
10.65	9.22	11	0.31		3.95		1.69		167

9.82	(1.70)	10	0.75		4.23		1.01		33
9.83	(1.70)	9,783	0.34		3.85		1.42		33
9.82	(1.80)	10	0.84		4.32		0.91		33
9.83	(1.70)	10	0.49		3.97		1.27		33
9.82	(1.80)	10	0.99		4.47		0.77		33
9.83	(1.70)	10	0.33		3.92		1.43		33

The accompanying notes are an integral part of these financial statements.    49

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.22	$0.06	$0.32	$0.38	$(0.14)	$(1.07)	$(1.21)
2018 - Institutional	10.26	0.09	0.31	0.40	(0.17)	(1.07)	(1.24)
2018 - Service	10.23	0.07	0.30	0.37	(0.13)	(1.07)	(1.20)
2018 - Investor(e)	10.25	0.08	0.31	0.39	(0.17)	(1.07)	(1.24)
2018 - R	10.22	0.06	0.30	0.36	(0.12)	(1.07)	(1.19)
2018 - R6	10.26	0.09	0.31	0.40	(0.17)	(1.07)	(1.24)
FOR THE PERIOD NOVEMBER 1 , 2016 – AUGUST 31,*
2017 - A	9.74	0.08	0.90	0.98	(0.18)	(0.32)	(0.50)
2017 - Institutional	9.75	0.14	0.88	1.02	(0.19)	(0.32)	(0.51)
2017 - Service	9.74	0.10	0.88	0.98	(0.17)	(0.32)	(0.49)
2017 - Investor(e)	9.75	0.11	0.90	1.01	(0.19)	(0.32)	(0.51)
2017 - R	9.74	0.09	0.88	0.97	(0.17)	(0.32)	(0.49)
2017 - R6	9.75	0.14	0.88	1.02	(0.19)	(0.32)	(0.51)
FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	9.93	0.02	(0.21)	(0.19)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	9.93	0.03	(0.21)	(0.18)	—	—	—
2016 - Service (Commenced August 22, 2016)	9.93	0.02	(0.21)	(0.19)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	9.93	0.02	(0.20)	(0.18)	—	—	—
2016 - R (Commenced August 22, 2016)	9.93	0.02	(0.21)	(0.19)	—	—	—
2016 - R6	9.97	0.19	0.11	0.30	(0.17)	(0.35)	(0.52)
2015 - R6	9.99	0.15	0.12	0.27	(0.09)	(0.20)	(0.29)
FOR THE PERIOD ENDED OCTOBER 31,
	10.00	0.03	(0.04)	(0.01)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(d)	Annualized.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Net asset value, end of period		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate
	Total return
	(b)			(f)		(f)		(f)		(c)

$9.39	3.72%	$320	0.70	%(d)	1.08	%(d)	1.21	%(d)	89%
9.42	3.97	11	0.29	(d)	0.67	(d)	1.86	(d)	89
9.40	3.62	11	0.78	(d)	1.17	(d)	1.36	(d)	89
9.40	3.85	1,451	0.45	(d)	0.84	(d)	1.70	(d)	89
9.39	3.61	26	0.96	(d)	1.34	(d)	1.18	(d)	89
9.42	3.98	77,174	0.30	(d)	0.69	(d)	1.85	(d)	89

10.22	10.47	205	0.72	(d)	0.99	(d)	0.99	(d)	143
10.26	10.87	11	0.31	(d)	0.75	(d)	1.69	(d)	143
10.23	10.47	11	0.82	(d)	1.26	(d)	1.19	(d)	143
10.25	10.71	625	0.46	(d)	0.82	(d)	1.30	(d)	143
10.22	10.30	23	0.97	(d)	1.28	(d)	1.04	(d)	143
10.26	10.88	75,061	0.30	(d)	0.76	(d)	1.72	(d)	143

9.74	(1.91)	10	0.74	(d)	2.33	(d)	1.01	(d)	176
9.75	(1.81)	10	0.34	(d)	1.93	(d)	1.41	(d)	176
9.74	(1.91)	10	0.83	(d)	2.43	(d)	0.92	(d)	176
9.75	(1.81)	10	0.48	(d)	2.08	(d)	1.27	(d)	176
9.74	(1.91)	10	0.98	(d)	2.57	(d)	0.77	(d)	176
9.75	3.23	74,224	0.31		0.62		1.91		176
9.97	2.76	79,007	0.30		0.30		1.49		156

9.99	(0.10)	82,852	0.32	(d)	0.32	(d)	1.87	(d)	44

The accompanying notes are an integral part of these financial statements.   51

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.85	$0.07	$0.38	$0.45	$(0.14)	$(0.17)	$(0.31)
2018 - Institutional	10.87	0.10	0.39	0.49	(0.19)	(0.17)	(0.36)
2018 - Service	10.84	0.07	0.38	0.45	(0.13)	(0.17)	(0.30)
2018 - Investor(e)	10.86	0.09	0.38	0.47	(0.18)	(0.17)	(0.35)
2018 - R	10.83	0.07	0.38	0.45	(0.12)	(0.17)	(0.29)
2018 - R6	10.87	0.08	0.41	0.49	(0.19)	(0.17)	(0.36)
FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.81	0.10	1.01	1.11	(0.07)	—	(0.07)
2017 - Institutional	9.81	0.15	1.00	1.15	(0.09)	—	(0.09)
2017 - Service	9.80	0.10	1.01	1.11	(0.07)	—	(0.07)
2017 - Investor(e)	9.81	0.08	1.05	1.13	(0.08)	—	(0.08)
2017 - R	9.80	0.09	1.00	1.09	(0.06)	—	(0.06)
2017 - R6	9.81	0.14	1.01	1.15	(0.09)	—	(0.09)
FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.21)	(0.19)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—	—	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	10.00	0.02	(0.21)	(0.19)	—	—	—
2016 - R (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - R6 (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Net asset value, end of period		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate
	Total return
	(b)			(c)(f)		(c)(f)		(c)(f)		(d)

$10.99	4.22%	$41	0.69%		2.47%		1.25%		78%
11.00	4.50	11,402	0.30		2.11		1.85		78
10.99	4.22	11	0.80		2.59		1.35		78
10.98	4.39	792	0.44		2.23		1.72		78
10.99	4.17	11	0.96		2.75		1.19		78
11.00	4.53	185	0.30		2.04		1.53		78

10.85	11.39	29	0.71		4.28		1.11		137
10.87	11.75	10,911	0.32		3.86		1.69		137
10.84	11.36	11	0.81		4.34		1.20		137
10.86	11.59	152	0.45		7.23		0.89		137
10.83	11.20	11	0.98		4.50		1.04		137
10.87	11.75	35	0.30		4.22		1.64		137

9.81	(1.90)	10	0.75		4.23		1.03		29
9.81	(1.90)	9,765	0.34		3.85		1.44		29
9.80	(2.00)	10	0.84		4.33		0.94		29
9.81	(1.90)	10	0.49		3.97		1.29		29
9.80	(2.00)	10	0.99		4.47		0.79		29
9.81	(1.90)	10	0.32		3.93		1.46		29

The accompanying notes are an integral part of these financial statements.    53

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.09	$0.07	$0.40	$0.47	$(0.14)	$(1.23)	$(1.37)
2018 - Institutional	10.12	0.09	0.40	0.49	(0.17)	(1.23)	(1.40)
2018 - Service	10.08	0.07	0.40	0.47	(0.12)	(1.23)	(1.35)
2018 - Investor(e)	10.11	0.08	0.41	0.49	(0.17)	(1.23)	(1.40)
2018 - R	10.07	0.06	0.40	0.46	(0.12)	(1.23)	(1.35)
2018 - R6	10.12	0.09	0.41	0.50	(0.17)	(1.23)	(1.40)
FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.58	0.10	1.03	1.13	(0.19)	(0.43)	(0.62)
2017 - Institutional	9.58	0.14	1.03	1.17	(0.20)	(0.43)	(0.63)
2017 - Service	9.58	0.10	1.01	1.11	(0.18)	(0.43)	(0.61)
2017 - Investor(e)	9.58	0.09	1.06	1.15	(0.19)	(0.43)	(0.62)
2017 - R	9.57	0.09	1.02	1.11	(0.18)	(0.43)	(0.61)
2017 - R6	9.59	0.14	1.02	1.16	(0.20)	(0.43)	(0.63)
FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	9.77	0.02	(0.21)	(0.19)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	9.77	0.03	(0.22)	(0.19)	—	—	—
2016 - Service (Commenced August 22, 2016)	9.77	0.02	(0.21)	(0.19)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	9.77	0.02	(0.21)	(0.19)	—	—	—
2016 - R (Commenced August 22, 2016)	9.77	0.01	(0.21)	(0.20)	—	—	—
2016 - R6	9.90	0.19	0.11	0.30	(0.17)	(0.44)	(0.61)
2015 - R6	9.98	0.15	0.13	0.28	(0.10)	(0.26)	(0.36)
FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.05)	(0.02)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(d)	Annualized.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Net asset value, end of period		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate
	Total return
	(b)			(f)		(f)		(f)		(c)

$9.19	4.81%	$27	0.71	%(d)	1.28	%(d)	1.37	%(d)	83%
9.21	4.95	12	0.29	(d)	0.89	(d)	1.83	(d)	83
9.20	4.83	12	0.79	(d)	1.39	(d)	1.33	(d)	83
9.20	4.92	584	0.45	(d)	1.04	(d)	1.68	(d)	83
9.18	4.72	30	0.96	(d)	1.54	(d)	1.14	(d)	83
9.22	5.06	50,007	0.30	(d)	0.90	(d)	1.81	(d)	83

10.09	12.37	13	0.73	(d)	1.41	(d)	1.27	(d)	142
10.12	12.85	11	0.32	(d)	0.98	(d)	1.70	(d)	142
10.08	12.21	11	0.82	(d)	1.48	(d)	1.20	(d)	142
10.11	12.68	130	0.46	(d)	0.98	(d)	1.11	(d)	142
10.07	12.16	24	0.97	(d)	1.42	(d)	1.05	(d)	142
10.12	12.73	48,905	0.30	(d)	0.98	(d)	1.73	(d)	142

9.58	(1.94)	13	0.74	(d)	3.23	(d)	0.98	(d)	174
9.58	(1.94)	10	0.34	(d)	2.82	(d)	1.41	(d)	174
9.58	(1.94)	10	0.83	(d)	3.31	(d)	0.92	(d)	174
9.58	(1.94)	10	0.48	(d)	2.96	(d)	1.27	(d)	174
9.57	(2.05)	10	0.98	(d)	3.46	(d)	0.77	(d)	174
9.59	3.33	47,340	0.31		0.80		1.97		174
9.90	2.86	50,029	0.30		0.30		1.50		160

9.98	(0.20)	58,903	0.32	(d)	0.32	(d)	1.84	(d)	46

The accompanying notes are an integral part of these financial statements.   55

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$11.01	$0.08	$0.51	$0.59	$(0.16)	$(0.22)	$(0.38)
2018 - Institutional	11.04	0.10	0.51	0.61	(0.19)	(0.22)	(0.41)
2018 - Service	11.00	0.07	0.52	0.59	(0.14)	(0.22)	(0.36)
2018 - Investor(e)	11.03	0.10	0.50	0.60	(0.18)	(0.22)	(0.40)
2018 - R	10.99	0.07	0.50	0.57	(0.13)	(0.22)	(0.35)
2018 - R6	11.04	0.09	0.52	0.61	(0.19)	(0.22)	(0.41)
FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.80	0.08	1.20	1.28	(0.07)	—	(0.07)
2017 - Institutional	9.81	0.15	1.17	1.32	(0.09)	—	(0.09)
2017 - Service	9.80	0.10	1.17	1.27	(0.07)	—	(0.07)
2017 - Investor(e)	9.80	0.10	1.21	1.31	(0.08)	—	(0.08)
2017 - R	9.79	0.09	1.17	1.26	(0.06)	—	(0.06)
2017 - R6	9.81	0.15	1.17	1.32	(0.09)	—	(0.09)
FOR THE PERIOD ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—	—	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - R (Commenced August 22, 2016)	10.00	0.01	(0.22)	(0.21)	—	—	—
2016 - R6 (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Net asset value, end of period		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate
	Total return
	(b)			(c)(f)		(c)(f)		(c)(f)		(d)

$11.22	5.45%	$95	0.69%		2.48%		1.42%		81%
11.24	5.55	11,698	0.30		2.09		1.82		81
11.23	5.36	12	0.80		2.57		1.32		81
11.23	5.53	535	0.44	(f)	2.22		1.72		81
11.21	5.26	35	0.94		2.72		1.16		81
11.24	5.58	124	0.29		2.02		1.59		81

11.01	13.17	84	0.71		5.43		0.90		143
11.04	13.52	11,077	0.32		3.82		1.69		143
11.00	13.03	11	0.81		4.30		1.20		143
11.03	13.48	97	0.46		6.16		1.13		143
10.99	12.98	29	0.95		4.63		1.07		143
11.04	13.64	14	0.31		4.00		1.68		143

9.80	(2.00)	10	0.75		4.23		1.02		29
9.81	(1.90)	9,756	0.34		3.85		1.43		29
9.80	(2.00)	10	0.84		4.33		0.93		29
9.80	(2.00)	10	0.49		3.97		1.28		29
9.79	(2.10)	10	0.99		4.48		0.78		29
9.81	(2.00)	10	0.32		3.93		1.45		29

The accompanying notes are an integral part of these financial statements.      57

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.54	$0.07	$0.55	$0.62	$(0.16)	$(0.67)	$(0.83)
2018 - Institutional	10.56	0.10	0.55	0.65	(0.18)	(0.67)	(0.85)
2018 - Service	10.53	0.07	0.54	0.61	(0.13)	(0.67)	(0.80)
2018 - Investor(e)	10.55	0.09	0.54	0.63	(0.17)	(0.67)	(0.84)
2018 - R	10.52	0.06	0.54	0.60	(0.11)	(0.67)	(0.78)
2018 - R6	10.56	0.10	0.55	0.65	(0.18)	(0.67)	(0.85)
FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.80	0.12	1.21	1.33	(0.19)	(0.40)	(0.59)
2017 - Institutional	9.80	0.14	1.22	1.36	(0.20)	(0.40)	(0.60)
2017 - Service	9.79	0.10	1.22	1.32	(0.18)	(0.40)	(0.58)
2017 - Investor(e)	9.80	0.11	1.24	1.35	(0.20)	(0.40)	(0.60)
2017 - R	9.79	0.09	1.22	1.31	(0.18)	(0.40)	(0.58)
2017 - R6	9.80	0.14	1.22	1.36	(0.20)	(0.40)	(0.60)
FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.23)	(0.20)	—	—	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - R (Commenced August 22, 2016)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - R6	9.95	0.20	0.11	0.31	(0.16)	(0.30)	(0.46)
2015 - R6	9.98	0.15	0.13	0.28	(0.10)	(0.21)	(0.31)
FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.05)	(0.02)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(d)	Annualized.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Net asset value, end of period		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate
	Total return
	(b)			(f)		(f)		(f)		(C)

$10.33	5.97%	$127	0.70	%(d)	1.63	%(d)	1.30	%(d)	84%
10.36	6.20	12	0.31	(d)	1.31	(d)	1.79	(d)	84
10.34	5.85	12	0.80	(d)	1.80	(d)	1.29	(d)	84
10.34	6.09	841	0.45	(d)	1.43	(d)	1.74	(d)	84
10.34	5.80	12	0.96	(d)	1.96	(d)	1.14	(d)	84
10.36	6.21	29,746	0.30	(d)	1.30	(d)	1.79	(d)	84

10.54	14.21	49	0.71	(d)	1.34	(d)	1.38	(d)	139
10.56	14.58	11	0.32	(d)	1.63	(d)	1.71	(d)	139
10.53	14.18	11	0.82	(d)	2.13	(d)	1.21	(d)	139
10.55	14.42	156	0.47	(d)	1.45	(d)	1.31	(d)	139
10.52	14.02	11	0.98	(d)	2.29	(d)	1.05	(d)	139
10.56	14.59	26,154	0.30	(d)	1.58	(d)	1.71	(d)	139

9.80	(2.00)	10	0.74	(d)	6.30	(d)	1.04	(d)	191
9.80	(2.00)	10	0.34	(d)	5.90	(d)	1.44	(d)	191
9.79	(2.10)	10	0.83	(d)	6.40	(d)	0.95	(d)	191
9.80	(2.00)	10	0.48	(d)	6.04	(d)	1.30	(d)	191
9.79	(2.10)	10	0.98	(d)	6.54	(d)	0.80	(d)	191
9.80	3.37	21,657	0.31		1.45		2.07		191
9.95	2.87	20,482	0.30		0.30		1.51		204

9.98	(0.20)	21,266	0.32	(d)	0.32	(d)	1.72	(d)	52

The accompanying notes are an integral part of these financial statements.    59

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
Year - Share Class
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$11.16	$0.08	$0.65	$0.73	$(0.16)	$(0.28)	$(0.44)
2018 - Institutional	11.20	0.10	0.65	0.75	(0.19)	(0.28)	(0.47)
2018 - Service	11.16	0.07	0.66	0.73	(0.14)	(0.28)	(0.42)
2018 - Investor(e)	11.19	0.10	0.65	0.75	(0.19)	(0.28)	(0.47)
2018 - R	11.15	0.05	0.66	0.71	(0.15)	(0.28)	(0.43)
2018 - R6	11.20	0.09	0.66	0.75	(0.19)	(0.28)	(0.47)
FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.79	0.09	1.36	1.45	(0.08)	—	(0.08)
2017 - Institutional	9.80	0.15	1.34	1.49	(0.09)	—	(0.09)
2017 - Service	9.79	0.11	1.33	1.44	(0.07)	—	(0.07)
2017 - Investor(e)	9.79	0.07	1.42	1.49	(0.09)	—	(0.09)
2017 - R	9.79	0.09	1.34	1.43	(0.07)	—	(0.07)
2017 - R6	9.80	0.15	1.34	1.49	(0.09)	—	(0.09)
FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 29, 2014)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - Institutional (Commenced August 29, 2014)	10.00	0.03	(0.23)	(0.20)	—	—	—
2016 - Service (Commenced August 29, 2014)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - Investor(e) (Commenced August 29, 2014)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - R (Commenced August 29, 2014)	10.00	0.01	(0.22)	(0.21)	—	—	—
2016 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.23)	(0.20)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Net asset value, end of period		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate
	Total return
	(b)			(c)(f)		(c)(f)		(c)(f)		(d)

$11.45	6.55%	$99	0.70%		2.47%		1.39%		92%
11.48	6.73	12,005	0.30		2.08		1.79		92
11.47	6.55	12	0.79		2.56		1.29		92
11.47	6.72	359	0.44		2.20		1.66		92
11.43	6.46	34	0.94		2.69		0.93		92
11.48	6.76	80	0.29		2.04		1.64		92

11.16	14.90	87	0.71		4.43		1.01		182
11.20	15.32	11,242	0.32		3.78		1.70		182
11.16	14.83	11	0.81		4.26		1.20		182
11.19	15.16	101	0.46		6.85		0.77		182
11.15	14.66	11	0.97		4.42		1.05		182
11.20	15.32	27	0.29		3.99		1.68		182

9.79	(2.10)	10	0.75		4.23		1.02		34
9.80	(2.00)	9,748	0.34		3.85		1.43		34
9.79	(2.10)	10	0.84		4.33		0.92		34
9.79	(2.00)	10	0.49		3.97		1.28		34
9.79	(2.10)	10	0.99		4.48		0.77		34
9.80	(2.00)	10	0.32		3.92		1.45		34

The accompanying notes are an integral part of these financial statements.    61

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements
February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/
Portfolio	Share Classes Offered	Non-diversified

All Portfolios	A, Institutional, Service, Investor*, R, R6	Diversified

* Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Investor, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust. Madison Asset Management, LLC, (the “Sub-Adviser”) serves as the subadviser to the Portfolios.

GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Portfolios are not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A. Investment Valuation — The Portfolios’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.
Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Portfolios may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.
Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds (“Underlying Funds”). Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Offering Costs — Offering costs paid in connection with the offering of shares of Target Date 2025, Target Date 2035, Target Date 2045 and Target Date 2055 were amortized on a straight-line basis over 12 months from the date of commencement of operations.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.
Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 28, 2018:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$46,143,710	$–	$–
Investment Company	508,521	–	–

Total	$46,652,231	$–	$–

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$11,337,607	$–	$–
Investment Company	139,695	–	–

Total	$11,477,302	$–	$–

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$76,773,550	$–	$–
Investment Company	805,000	–	–

Total	$77,578,550	$–	$–

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$12,117,938	$–	$–
Investment Company	150,485	–	–

Total	$12,268,423	$–	$–

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$49,303,150	$–	$–
Investment Company	532,728	–	–

Total	$49,835,878	$–	$–

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$12,172,687	$–	$–
Investment Company	155,607	–	–

Total	$12,328,294	$–	$–

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$29,973,658	$–	$–
Investment Company	329,162	–	–

Total	$30,302,820	$–	$–

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$12,257,914	$–	$–
Investment Company	149,465	–	–

Total	$12,407,379	$–	$–

    For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.
For the six months ended February 28, 2018, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate		Contractual

First	Next	Over	Management Fee
$2 billion	$3 billion	$5 billion	Annual Rate

0.25%	0.23%	0.21%	0.25%

The Portfolios invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Portfolios invest. For the six months ended February 28, 2018, the management fee waived by GSAM for each Portfolio was as follows:

Management
Fund	Fee Waived

Target Date 2020	$338

Target Date 2025	67

Target Date 2030	683

Target Date 2035	105

Target Date 2040	457

Target Date 2045	104

Target Date 2050	303

Target Date 2055	100

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable, as set forth below.
The Trust, on behalf of Services Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal account maintenance to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

service organizations equal to an annual percentage rate of the average daily net assets attributable to the Service Shares of the Portfolios, as set forth below.

	Distribution and Service Plan Rates

	Class A*	Class R*	Service

Distribution and/or Service Plan	0.25%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the six months ended February 28, 2018, Goldman Sachs did not retain any of the Class A Shares’ front end sales charge.

D. Shareholder Administration Plan — The Trust, on behalf of the Portfolios, has adopted a Shareholder Administration Plan to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of shareholder administration services to their customers who are beneficial owners of such shares. The Shareholder Administration Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Service Shares of the Portfolios.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Prior to October 8, 2017 the annual rates were as follows: 0.19% of the average daily net assets of Class A, Investor and Class R Shares and 0.02% of the average daily net assets of Class R6 Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of each Portfolio through at least December 29, 2018, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolios (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Target Date 2020, Target Date 2030, Target Date 2040 and Target Date 2050 are each 0.024%, and Target Date 2025, Target Date 2035, Target Date 2045 and Target Date 2055 are each 0.014%. These Other Expense limitations will remain in place through at least December 29, 2018, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.
For the six months ended February 28, 2018, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Target Date 2020	$338	$150,509	$150,847

Target Date 2025	67	108,715	108,782

Target Date 2030	683	149,822	150,505

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Portfolio	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Target Date 2035	$105	$108,557	$108,662

Target Date 2040	457	149,601	150,058

Target Date 2045	104	108,191	108,295

Target Date 2050	303	142,207	142,510

Target Date 2055	100	108,543	108,643

G. Line of Credit Facility — As of February 28, 2018, the Portfolios participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2018, the Portfolios did not have any borrowings under the facility.

H. Other Transactions with Affiliates — For the six months ended February 28, 2018, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Portfolios.
The table below provides information about the Portfolios’ investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2018:

Portfolio	Beginning Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales February 28, 2018	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Net Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income from Affiliated Investment Companies

Target Date 2020	$1,542,601	$2,185,030	$3,219,110	$–	$–	$508,521	508,521	$2,096

Target Date 2025	381,305	835,823	1,077,433	–	–	139,695	139,695	394

Target Date 2030	1,170,153	4,409,356	4,774,509	–	–	805,000	805,000	4,201

Target Date 2035	333,517	844,286	1,027,318	–	–	150,485	150,485	632

Target Date 2040	882,582	2,264,874	2,614,728	–	–	532,728	532,728	2,815

Target Date 2045	336,673	582,590	763,656	–	–	155,607	155,607	627

Target Date 2050	791,555	2,268,503	2,730,896	–	–	329,162	329,162	1,980

Target Date 2055	342,191	420,752	613,478	–	–	149,465	149,465	603

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2018, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Portfolios:

Portfolio	Class A	Institutional	Service	Class R	Class R6

Target Date 2020	62%	100%	100%	100%	–%

Target Date 2025	8	100	100	100	10

Target Date 2030	–	100	100	43	–

Target Date 2035	27	100	100	99	6

Target Date 2040	42	100	100	38	–

Target Date 2045	12	100	100	33	9

Target Date 2050	9	100	100	100	–

Target Date 2055	12	100	100	35	15

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2018, were:

Portfolio	Purchases	Sales and Maturities

Target Date 2020	$55,246,376	$55,297,312

Target Date 2025	11,231,497	10,509,240

Target Date 2030	69,732,236	67,721,449

Target Date 2035	10,154,906	9,154,660

Target Date 2040	41,164,742	41,128,220

Target Date 2045	10,435,286	9,668,197

Target Date 2050	26,723,196	23,546,971

Target Date 2055	11,642,822	11,094,862

6. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2017, there were no capital loss carryforwards nor timing differences on a tax basis.
As of February 28, 2018, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Target Date	Target Date	Target Date	Target Date	Target Date	Target Date	Target Date	Target Date
	2020	2025	2030	2035	2040	2045	2050	2055

Tax Cost	$45,556,960	$10,988,617	$71,286,269	$11,359,255	$44,972,070	$11,240,802	$26,801,931	$11,083,717

Gross unrealized gain	2,103,049	686,972	7,584,218	1,056,919	5,754,805	1,218,424	3,874,076	1,437,356
Gross unrealized loss	(1,007,778)	(198,287)	(1,291,937)	(147,751)	(890,997)	(130,932)	(373,187)	(113,694)

Net unrealized gains (losses)	$1,095,271	$488,685	$6,292,281	$909,168	$4,863,808	$1,087,492	$3,500,889	$1,323,662

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2018 (Unaudited)

6. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.
The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Target Date 2020 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	75	$701	571	$5,508	996	$10,010
Reinvestment of distributions	146	1,373	57	540	–	–
Shares redeemed	(1)	(10)	–	–	(1)	(11)

	220	2,064	628	6,048	995	9,999

Institutional Shares(b)
Shares sold	1	5	1	5	996	10,010
Reinvestment of distributions	97	919	59	555	–	–
Shares redeemed	(1)	(5)	(1)	(5)	(1)	(10)

	97	919	59	555	995	10,000

Service Shares(b)
Shares sold	–	–	–	–	996	10,010
Reinvestment of distributions	92	866	57	537	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	92	866	57	537	995	9,999

Investor Shares(b)(c)
Shares sold	71,588	712,688	31,422	311,469	996	10,010
Reinvestment of distributions	7,699	72,509	58	550	–	–
Shares redeemed	(17,209)	(172,623)	(1)	(10)	(1)	(11)

	62,078	612,574	31,479	312,009	995	9,999

Class R Shares(b)
Shares sold	–	–	–	–	996	10,010
Reinvestment of distributions	91	851	56	532	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	91	851	56	532	995	9,999

Class R6 Shares
Shares sold	121,879	1,180,313	148,501	1,423,485	556,157	5,395,539
Reinvestment of distributions	431,304	4,069,370	319,101	3,028,160	282,195	2,663,920
Shares redeemed	(289,739)	(2,819,889)	(1,106,730)	(10,811,544)	(745,292)	(7,300,289)

	263,444	2,429,794	(639,128)	(6,359,899)	93,060	759,170

NET INCREASE (DECREASE)	326,022	$3,047,068	(606,849)	$(6,040,218)	98,035	$809,166

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2025 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	10,491	$112,246	5,992	$60,856	1,001	$10,011
Reinvestment of distributions	73	782	38	375	–	–
Shares redeemed	(4,483)	(48,236)	–	–	(1)	(11)

	6,081	64,792	6,030	61,231	1,000	10,000

Institutional Shares
Shares sold	–	–	1	5	995,001	9,950,011
Reinvestment of distributions	30,021	323,174	8,051	79,700	–	–
Shares redeemed	–	–	(1)	(5)	(1)	(10)

	30,021	323,174	8,051	79,700	995,000	9,950,001

Service Shares
Shares sold	–	–	–	–	1,001	10,011
Reinvestment of distributions	26	272	6	62	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	26	272	6	62	1,000	10,000

Investor Shares(c)
Shares sold	37,077	397,135	2,241	23,671	1,001	10,011
Reinvestment of distributions	940	10,108	8	75	–	–
Shares redeemed	(6,651)	(71,397)	(3)	(25)	(1)	(11)

	31,366	335,846	2,246	23,721	1,000	10,000

Class R Shares
Shares sold	–	–	3	36	1,001	10,011
Reinvestment of distributions	24	256	6	57	–	–
Shares redeemed	–	–	(3)	(36)	(1)	(11)

	24	256	6	57	1,000	10,000

Class R6 Shares
Shares sold	9,471	102,008	1	11	1,001	10,011
Reinvestment of distributions	259	2,790	8	80	–	–
Shares redeemed	(297)	(3,234)	(1)	(10)	(1)	(11)

	9,433	101,564	8	81	1,000	10,000

NET INCREASE	76,951	$825,904	16,347	$164,852	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2030 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	11,430	$108,321	19,953	$189,739	1,008	$10,010
Reinvestment of distributions	2,629	24,977	65	623	–	–
Shares redeemed	(4)	(41)	(985)	(9,998)	(1)	(11)

	14,055	133,257	19,033	180,364	1,007	9,999

Institutional Shares(b)
Shares sold	–	–	1	5	1,008	10,010
Reinvestment of distributions	141	1,342	54	515	–	–
Shares redeemed	–	–	(1)	(5)	(1)	(10)

	141	1,342	54	515	1,007	10,000

Service Shares(b)
Shares sold	–	–	–	–	1,008	10,010
Reinvestment of distributions	136	1,286	52	498	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	136	1,286	52	498	1,007	9,999

Investor Shares(b)(c)
Shares sold	76,517	784,817	59,937	613,794	1,008	10,010
Reinvestment of distributions	17,435	166,064	53	510	–	–
Shares redeemed	(568)	(5,958)	(9)	(90)	(1)	(11)

	93,384	944,923	59,981	614,214	1,007	9,999

Class R Shares(b)
Shares sold	250	2,503	1,182	11,639	1,008	10,010
Reinvestment of distributions	304	2,878	52	492	–	–
Shares redeemed	(2)	(19)	(2)	(16)	(1)	(11)

	552	5,362	1,232	12,115	1,007	9,999

Class R6 Shares
Shares sold	289,773	2,863,050	276,954	2,713,417	284,587	2,711,235
Reinvestment of distributions	937,533	8,948,381	412,273	3,936,893	422,202	3,930,703
Shares redeemed	(347,357)	(3,646,160)	(988,092)	(9,767,525)	(1,015,250)	(9,983,514)

	879,949	8,165,271	(298,865)	(3,117,215)	(308,461)	(3,341,576)

NET INCREASE (DECREASE)	988,217	$9,251,441	(218,513)	$(2,309,509)	(303,426)	$(3,291,580)

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2035 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,132	$24,173	1,645	$16,616	1,001	$10,011
Reinvestment of distributions	77	850	7	71	–	–
Shares redeemed	(1,092)	(12,000)	–	–	(1)	(11)

	1,117	13,023	1,652	16,687	1,000	10,000

Institutional Shares
Shares sold	–	5	–	5	995,001	9,950,011
Reinvestment of distributions	32,776	363,258	8,493	84,675	–	–
Shares redeemed	–	(5)	–	(5)	(1)	(10)

	32,776	363,258	8,493	84,675	995,000	9,950,001

Service Shares
Shares sold	–	–	–	–	1,001	10,011
Reinvestment of distributions	28	311	7	67	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	28	311	7	67	1,000	10,000

Investor Shares(c)
Shares sold	58,538	641,261	12,990	140,121	1,001	10,011
Reinvestment of distributions	2,054	22,720	8	80	–	–
Shares redeemed	(2,492)	(27,476)	(6)	(69)	(1)	(11)

	58,100	636,505	12,992	140,132	1,000	10,000

Class R Shares
Shares sold	–	–	7	67	1,001	10,011
Reinvestment of distributions	27	296	6	62	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	27	296	13	129	1,000	10,000

Class R6 Shares
Shares sold	13,394	150,468	2,209	23,226	1,001	10,011
Reinvestment of distributions	276	3,059	9	85	–	–
Shares redeemed	(71)	(793)	(2)	(16)	(1)	(11)

	13,599	152,734	2,216	23,295	1,000	10,000

NET INCREASE	105,647	$1,166,127	25,373	$264,985	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2040 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	1,365	$13,287	227	$2,223	1,323	$12,879
Reinvestment of distributions	287	2,658	88	827	–	–
Shares redeemed	(4)	(42)	(319)	(3,121)	(1)	(11)

	1,648	15,903	(4)	(71)	1,322	12,868

Institutional Shares(b)
Shares sold	–	–	1	5	1,025	10,010
Reinvestment of distributions	167	1,557	70	654	–	–
Shares redeemed	–	–	(1)	(5)	(1)	(10)

	167	1,557	70	654	1,024	10,000

Service Shares(b)
Shares sold	–	–	–	–	1,025	10,010
Reinvestment of distributions	162	1,501	68	636	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	162	1,501	68	636	1,024	9,999

Investor Shares(b)(c)
Shares sold	46,036	463,611	11,815	118,889	1,025	10,010
Reinvestment of distributions	7,463	69,327	69	648	–	–
Shares redeemed	(2,906)	(29,995)	(6)	(55)	(1)	(11)

	50,593	502,943	11,878	119,482	1,024	9,999

Class R Shares(b)
Shares sold	529	5,129	1,308	12,647	1,025	10,010
Reinvestment of distributions	385	3,557	67	630	–	–
Shares redeemed	(2)	(22)	(2)	(16)	(1)	(11)

	912	8,664	1,373	13,261	1,024	9,999

Class R6 Shares
Shares sold	141,368	1,391,975	200,436	1,910,717	121,810	1,134,819
Reinvestment of distributions	712,362	6,631,513	337,128	3,156,958	333,125	3,048,096
Shares redeemed	(261,802)	(2,736,466)	(642,379)	(6,279,840)	(572,414)	(5,513,965)

	591,928	5,287,022	(104,815)	(1,212,165)	(117,479)	(1,331,050)

NET INCREASE (DECREASE)	645,410	$5,817,590	(91,430)	$(1,078,203)	(112,061)	$(1,278,185)

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2045 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	538	$6,107	6,611	$71,383	1,001	$10,011
Reinvestment of distributions	275	3,096	7	73	–	–
Shares redeemed	(3)	(35)	(1)	(10)	(1)	(11)

	810	9,168	6,617	71,446	1,000	10,000

Institutional Shares
Shares sold	–	–	–	5	995,001	9,950,011
Reinvestment of distributions	36,839	415,824	8,690	87,162	–	–
Shares redeemed	–	–	–	(5)	(1)	(10)

	36,839	415,824	8,690	87,162	995,000	9,950,001

Service Shares
Shares sold	–	–	–	–	1,001	10,011
Reinvestment of distributions	32	363	7	70	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	32	363	7	70	1,000	10,000

Investor Shares(c)
Shares sold	46,922	526,031	14,630	160,250	1,001	10,011
Reinvestment of distributions	1,397	15,748	8	82	–	–
Shares redeemed	(9,470)	(107,052)	(6,852)	(75,444)	(1)	(11)

	38,849	434,727	7,786	84,888	1,000	10,000

Class R Shares
Shares sold	394	4,458	1,645	17,338	1,001	10,011
Reinvestment of distributions	91	1,025	6	65	–	–
Shares redeemed	(2)	(28)	(2)	(23)	(1)	(11)

	483	5,455	1,649	17,380	1,000	10,000

Class R6 Shares
Shares sold	9,755	110,822	250	2,736	1,001	10,011
Reinvestment of distributions	269	3,031	9	88	–	–
Shares redeemed	(242)	(2,745)	(1)	(11)	(1)	(11)

	9,782	111,108	258	2,813	1,000	10,000

NET INCREASE	86,795	$976,645	25,007	$263,759	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2050 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	6,961	$74,858	3,615	$37,062	1,001	$10,010
Reinvestment of distributions	703	7,281	62	600	–	–
Shares redeemed	(11)	(118)	(1)	(12)	(1)	(11)

	7,653	82,021	3,676	37,650	1,000	9,999

Institutional Shares(b)
Shares sold	–	–	1	5	1,001	10,010
Reinvestment of distributions	88	913	63	614	–	–
Shares redeemed	–	–	(1)	(5)	(1)	(10)

	88	913	63	614	1,000	10,000

Service Shares(b)
Shares sold	–	–	–	–	1,001	10,010
Reinvestment of distributions	82	857	62	596	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	82	857	62	596	1,000	9,999

Investor Shares(b)(c)
Shares sold	73,279	780,413	14,233	149,919	1,001	10,010
Reinvestment of distributions	6,010	62,421	63	609	–	–
Shares redeemed	(12,811)	(136,480)	(495)	(5,184)	(1)	(11)

	66,478	706,354	13,801	145,344	1,000	9,999

Class R Shares(b)
Shares sold	–	–	3	25	1,001	10,010
Reinvestment of distributions	81	841	61	591	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	81	841	64	616	1,000	9,999

Class R6 Shares
Shares sold	220,561	2,334,478	284,037	2,820,844	175,129	1,678,882
Reinvestment of distributions	207,646	2,160,926	140,583	1,362,253	104,550	977,547
Shares redeemed	(32,846)	(355,292)	(157,962)	(1,599,302)	(128,796)	(1,267,261)

	395,361	4,140,112	266,658	2,583,795	150,883	1,389,168

NET INCREASE	469,743	$4,931,098	284,324	$2,768,615	155,883	$1,439,164

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2055 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	494	$5,725	6,796	$71,928	1,001	$10,011
Reinvestment of distributions	311	3,564	10	98	–	–
Shares redeemed	(3)	(30)	(1)	(10)	(1)	(11)

	802	9,259	6,805	72,016	1,000	10,000

Institutional Shares
Shares sold	–	5	–	5	995,001	9,950,011
Reinvestment of distributions	41,458	476,510	9,014	91,043	–	–
Shares redeemed	–	(5)	–	(5)	(1)	(10)

	41,458	476,510	9,014	91,043	995,000	9,950,001

Service Shares
Shares sold	–	–	–	–	1,001	10,011
Reinvestment of distributions	37	423	7	74	–	–
Shares redeemed	–	–	–	–	(1)	(11)

	37	423	7	74	1,000	10,000

Investor Shares(c)
Shares sold	21,193	241,072	8,035	89,578	1,001	10,011
Reinvestment of distributions	1,132	12,994	9	86	–	–
Shares redeemed	(34)	(391)	(1)	(13)	(1)	(11)

	22,291	253,675	8,043	89,651	1,000	10,000

Class R Shares
Shares sold	1,865	21,309	–	–	1,001	10,011
Reinvestment of distributions	106	1,218	7	69	–	–
Shares redeemed	(2)	(28)	–	–	(1)	(11)

	1,969	22,499	7	69	1,000	10,000

Class R6 Shares
Shares sold	4,566	52,926	1,444	15,400	1,001	10,011
Reinvestment of distributions	209	2,400	9	92	–	–
Shares redeemed	(276)	(3,306)	(2)	(25)	(1)	(11)

	4,499	52,020	1,451	15,467	1,000	10,000

NET INCREASE	71,056	$814,386	25,327	$268,320	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Six Months Ended February 28, 2018 (Unaudited)

As a shareholder of Class A, Institutional, Service, Investor, Class R, and Class R6 Shares of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Service and Class R Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Investor, Class R or Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018, which represents a period of 181 days of a 365 day year.

Actual Expenses – The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Target Date 2020 Portfolio			Target Date 2025 Portfolio			Target Date 2030 Portfolio			Target Date 2035 Portfolio
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid for the 6 months ended 2/28/18*
Class A Actual Hypothetical 5% return	$1,000.00 1,000.00	$1,010.30 1,021.32+	$3.49 3.51	$1,000.00 1,000.00	$1,028.20 1,021.32+	$3.52 3.51	$1,000.00 1,000.00	$1,037.20 1,021.32+	$3.54 3.51	$1,000.00 1,000.00	$1,042.20 1,021.37+	$3.49 3.46
Institutional Actual Hypothetical 5% return	1,000.00 1,000.00	1,011.30 1,023.36+	1.45 1.45	1,000.00 1,000.00	1,029.00 1,023.31+	1.51 1.51	1,000.00 1,000.00	1,039.70 1,023.36+	1.47 1.45	1,000.00 1,000.00	1,045.00 1,023.31+	1.52 1.51
Service Actual Hypothetical 5% return	1,000.00 1,000.00	1,008.70 1,020.93+	3.88 3.91	1,000.00 1,000.00	1,026.10 1,020.88+	3.97 3.96	1,000.00 1,000.00	1,036.20 1,020.93+	3.94 3.91	1,000.00 1,000.00	1,042.20 1,020.83+	4.05 4.01
Investor(a) Actual Hypothetical 5% return	1,000.00 1,000.00	1,011.10 1,022.56+	2.24 2.26	1,000.00 1,000.00	1,028.80 1,022.61+	2.21 2.21	1,000.00 1,000.00	1,038.50 1,022.56+	2.27 2.26	1,000.00 1,000.00	1,043.90 1,022.61+	2.23 2.21
Class R Actual Hypothetical 5% return	1,000.00 1,000.00	1,008.50 1,020.23+	4.58 4.61	1,000.00 1,000.00	1,025.60 1,020.13+	4.72 4.71	1,000.00 1,000.00	1,036.10 1,020.03+	4.85 4.81	1,000.00 1,000.00	1,041.70 1,020.03+	4.86 4.81
Class R6 Actual Hypothetical 5% return	1,000.00 1,000.00	1,011.40 1,023.31+	1.50 1.51	1,000.00 1,000.00	1,029.30 1,023.31+	1.51 1.51	1,000.00 1,000.00	1,039.80 1,023.31+	1.52 1.51	1,000.00 1,000.00	1,045.30 1,023.31+	1.52 1.51

Fund Expenses — Six Months Ended February 28, 2018 (Unaudited) (continued)

	Target Date 2040 Portfolio			Target Date 2045 Portfolio			Target Date 2050 Portfolio			Target Date 2055 Portfolio
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid for the 6 months ended 2/28/18*
Class A Actual Hypothetical 5% return	$1,000.00 1,000.00	$1,048.10 1,021.27+	$3.61 3.56	$1,000.00 1,000.00	$1,054.50 1,021.37+	$3.51 3.46	$1,000.00 1,000.00	$1,059.70 1,021.32+	$3.57 3.51	$1,000.00 1,000.00	$1,065.50 1,021.32+	$3.58 3.51
Institutional Actual Hypothetical 5% return	1,000.00 1,000.00	1,049.50 1,023.36+	1.47 1.45	1,000.00 1,000.00	1,055.50 1,023.31+	1.53 1.51	1,000.00 1,000.00	1,062.00 1,023.26+	1.58 1.56	1,000.00 1,000.00	1,067.30 1,023.31+	1.54 1.51
Service Actual Hypothetical 5% return	1,000.00 1,000.00	1,048.30 1,020.88+	4.01 3.96	1,000.00 1,000.00	1,053.60 1,020.83+	4.07 4.01	1,000.00 1,000.00	1,058.50 1,020.83+	4.08 4.01	1,000.00 1,000.00	1,065.50 1,020.88+	4.05 3.96
Investor (a) Actual Hypothetical 5% return	1,000.00 1,000.00	1,049.20 1,022.56+	2.29 2.26	1,000.00 1,000.00	1,055.30 1,022.61+	2.24 2.21	1,000.00 1,000.00	1,060.90 1,022.56+	2.30 2.26	1,000.00 1,000.00	1,067.20 1,022.61+	2.26 2.21
Class R Actual Hypothetical 5% return	1,000.00 1,000.00	1,047.20 1,020.03+	4.87 4.81	1,000.00 1,000.00	1,052.60 1,020.13+	4.78 4.71	1,000.00 1,000.00	1,058.00 1,020.03+	4.90 4.81	1,000.00 1,000.00	1,064.60 1,020.13+	4.81 4.71
Class R6 Actual Hypothetical 5% return	1,000.00 1,000.00	1,050.60 1,023.31+	1.53 1.51	1,000.00 1,000.00	1,055.80 1,023.36+	1.48 1.45	1,000.00 1,000.00	1,062.10 1,023.31+	1.53 1.51	1,000.00 1,000.00	1,067.60 1,023.36+	1.49 1.45

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Service	Investor (a)	Class R	Class R6

Target Date 2020	0.70	0.29	0.78	0.45	0.92	0.30
Target Date 2025	0.70	0.30	0.79	0.44	0.94	0.30
Target Date 2030	0.70	0.29	0.78	0.45	0.96	0.30
Target Date 2035	0.69	0.30	0.80	0.44	0.96	0.30
Target Date 2040	0.71	0.29	0.79	0.45	0.96	0.30
Target Date 2045	0.69	0.30	0.80	0.44	0.94	0.29
Target Date 2050	0.70	0.31	0.80	0.45	0.96	0.30
Target Date 2055	0.70	0.30	0.79	0.44	0.94	0.29

(a) Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market	Single Sector	■ International Equity Dividend and Premium Fund	Total Portfolio Solutions
Financial Square FundsSM	■ Investment Grade Credit Fund		■ Global Managed Beta Fund
■ Financial Square Treasury Solutions Fund[1]	■ U.S. Mortgages Fund	Equity Insights	■ Multi-Manager Non-Core Fixed Income Fund
■ Financial Square Government Fund[1]	■ High Yield Fund	■ Small Cap Equity Insights Fund	■ Multi-Manager U.S. Dynamic Equity Fund
■ Financial Square Money Market Fund[2]	■ High Yield Floating Rate Fund	■ U.S. Equity Insights Fund	■ Multi-Manager Global Equity Fund
■ Financial Square Prime Obligations Fund[2]	■ Emerging Markets Debt Fund	■ Small Cap Growth Insights Fund_	■ Multi-Manager International Equity Fund
■ Financial Square Treasury Instruments Fund[1]	■ Local Emerging Markets Debt Fund	■ Large Cap Growth Insights Fund	■ Tactical Tilt Overlay Fund
■ Financial Square Treasury Obligations Fund[1]	■ Total Emerging Markets Income Fund[4]	■ Large Cap Value Insights Fund	■ Balanced Strategy Portfolio
■ Financial Square Federal Instruments Fund[1]		■ Small Cap Value Insights Fund	■ Multi-Manager U.S. Small Cap Equity Fund
	Fixed Income Alternatives	■ International Small Cap Insights Fund	■ Multi-Manager Real Assets Strategy Fund
Investor FundsSM	■ Long short Credit Strategies Fund	■ International Equity Insights Fund	■ Growth and Income Strategy Portfolio
■ Investor Money Market Fund[3]		■ Emerging Markets Equity Insights Fund	■ Growth Strategy Portfolio
■ Investor Tax-Exempt Money Market Fund[3]	Fundamental Equity		■ Equity Growth Strategy Portfolio
	■ Equity Income Fund[5]	Fundamental Equity International	■ Satellite Strategies Portfolio
Fixed Income	■ Small Cap Value Fund	■ International Equity Income Fund[9]	■ Enhanced Dividend Global Equity Portfolio
Short Duration and Government	■ Small/Mid Cap Value Fund	■ International Equity ESG Fund[10]	■ Tax-Advantaged Global Equity Portfolio
■ Enhanced Income Fund	■ Mid Cap Value Fund	■ Asia Equity Fund	■ Strategic Factor Allocation Fund
■ High Quality Floating Rate Fund	■ Large Cap Value Fund	■ Emerging Markets Equity Fund	■ Target Date 2020 Portfolio
■ Short-Term Conservative Income Fund	■ Focused Value Fund	■ N-11 Equity Fund	■ Target Date 2025 Portfolio
■ Short Duration Government Fund	■ Capital Growth Fund	■ ESG Emerging Markets Equity Fund	■ Target Date 2030 Portfolio
■ Short Duration Income Fund	■ Strategic Growth Fund		■ Target Date 2035 Portfolio
■ Government Income Fund	■ Small/Mid Cap Growth Fund	Select Satellite	■ Target Date 2040 Portfolio
■ Inflation Protected Securities Fund	■ Flexible Cap Fund[6]	■ Real Estate Securities Fund	■ Target Date 2045 Portfolio
	■ Concentrated Growth Fund[7]	■ International Real Estate Securities Fund	■ Target Date 2050 Portfolio
Multi-Sector	■ Technology Opportunities Fund	■ Commodity Strategy Fund	■ Target Date 2055 Portfolio
■ Bond Fund	■ Growth Opportunities Fund	■ Global Real Estate Securities Fund	■ Target Date 2060 Portfolio
■ Core Fixed Income Fund	■ Rising Dividend Growth Fund	■ Alternative Premia Fund[11]	■ GQG Partners International Opportunities Fund
■ Global Income Fund	■ Blue Chip Fund[8]	■ Absolute Return Tracker Fund	■ Tactical Exposure Fund
■ Strategic Income Fund	■ Income Builder Fund	■ Managed Futures Strategy Fund
■ MLP Energy Infrastructure Fund
Municipal and Tax-Free	Tax-Advantaged Equity	■ MLP & Energy Fund
■ High Yield Municipal Fund	■ U.S. Tax-Managed Equity Fund	■ Multi- Manager Alternatives Fund
■ Dynamic Municipal Income Fund	■ International Tax-Managed Equity Fund	■ Absolute Return Multi-Asset Fund
■ Short Duration Tax-Free Fund	■ U.S. Equity Dividend and Premium Fund	■ Global Infrastructure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES	OFFICERS
Cheryl K. Beebe, Chair	James A. McNamara, President
Lawrence Hughes	Scott M. McHugh, Treasurer, Senior Vice President and
John F. Killian Steven D. Krichmar	Principal Financial Officer Joseph F. DiMaria, Assistant Treasurer and Principal
James A. McNamara	Accounting Officer
Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC	GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Distributor and Transfer Agent	Investment Adviser

Visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Portfolios’ Form N-Qs are available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, land are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Portfolio holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

©2018 Goldman Sachs. All rights reserved 126644-OTU-744859 TARGDATESAR-18/392

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Included in report to shareholders (Item 1) above. Otherwise, no changes. The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable in semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

/s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer
Date: September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer
Date: September 6, 2018

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer
Date: September 6, 2018